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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Absolute Return Emerging Markets Macro Fund

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes 3.5%
Supranational 3.5%
Corporación Andina de Fomento Senior Unsecured
01/15/16	3.750%	$3,965,000		$4,133,196
Total Corporate Bonds & Notes (Cost: $4,002,861)				$4,133,196

Inflation-Indexed Bonds(a) 6.3%
MEXICO 6.3%
Mexican Udibonos
12/19/13	3.500%	MXN	96,692,073	7,333,863
Total Inflation-Indexed Bonds (Cost: $7,648,545)				$7,333,863

Foreign Government Obligations(a) 31.6%
CHILE 2.6%
Chile Government International Bond Senior Unsecured
08/05/20	5.500%	CLP	1,500,000,000	3,029,972
COLOMBIA 2.3%
Colombia Government International Bond Senior Unsecured
07/12/21	4.375%	1,700,000		1,734,000
Empresa de Energia de Bogota SA Senior Unsecured (b)
11/10/21	6.125%	1,000,000		1,009,934
Total				2,743,934
DOMINICAN REPUBLIC 2.4%
Dominican Republic International Bond Senior Unsecured (b)
05/06/21	7.500%	2,600,000		2,798,722
GREECE —%
Hellenic Republic Government Bond Senior Unsecured (c)
10/15/42	0.000%	EUR	1,417,500	20,982
GUATEMALA 0.9%
Guatemala Government Bond Senior Unsecured (b)
06/06/22	5.750%	1,000,000		1,010,000

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
INDONESIA 3.0%
Indonesia Treasury Bond
Senior Unsecured
10/15/14	11.000%	IDR	$9,090,000,000	$861,607
09/15/16	7.375%	IDR	9,600,000,000	868,178
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%	1,945,000		1,759,853
Total				3,489,638
MEXICO 0.4%
Mexican Bonos
12/15/16	7.250%	MXN	5,671,000	454,555
MOROCCO 0.7%
Morocco Government International Bond Senior Unsecured (b)
12/11/22	4.250%	1,000,000		850,368
QATAR 2.1%
Qatar Government International Bond Senior Unsecured
04/09/19	6.550%	2,050,000		2,429,250
ROMANIA 2.0%
Romania Government Bond
07/26/17	5.900%	RON	3,830,000	1,188,682
Romanian Government International Bond Senior Unsecured (b)
02/07/22	6.750%	1,000,000		1,113,807
Total				2,302,489
RUSSIAN FEDERATION 4.4%
Russian Foreign Bond - Eurobond Senior Unsecured (b)
04/04/17	3.250%	2,000,000		2,070,000
Sberbank of Russia Via SB Capital SA Senior Unsecured (b)
02/07/17	4.950%	3,000,000		3,124,283
Total				5,194,283
SINGAPORE 3.3%
Singapore Government Bond Senior Unsecured
03/01/27	3.500%	SGD	4,700,000	3,830,938

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
SLOVENIA 0.4%
Slovenia Government Bond (b)
05/10/23	5.850%	$500,000	$470,011
SOUTH KOREA 2.5%
Export-Import Bank of Korea Senior Unsecured
11/20/15	1.250%	3,000,000	2,991,957
TRINIDAD AND TOBAGO 1.0%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%	1,000,000	1,210,049
UNITED ARAB EMIRATES 0.8%
Abu Dhabi National Energy Co. Senior Unsecured (b)
01/12/23	3.625%	1,000,000	920,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
VENEZUELA 2.8%
Petroleos de Venezuela SA
11/02/17	8.500%	3,660,000	3,270,210
Total Foreign Government Obligations (Cost: $38,218,737)			$37,017,358

		Shares	Value

Money Market Funds 55.6%
Columbia Short-Term Cash Fund, 0.097% (d)(e)		64,994,926	$64,994,926
Total Money Market Funds (Cost: $64,994,926)			$64,994,926
Total Investments (Cost: $114,865,069) (f)			$113,479,343(g)
Other Assets & Liabilities, Net			3,497,343
Net Assets			$116,976,686

Investments in Derivatives
Credit Default Swap Contracts Outstanding at August 31, 2013
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Limited	Republic of Turkey	December 20, 2015	1.000	2,700,000	51,268	(73,190)	(5,400)	—	(27,322)

Credit Default Swap Contracts Outstanding at August 31, 2013
Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	Republic of Peru	September 20, 2016	1.000	1.15%	1,500,000	(6,727)	25,805	3,000	22,078	—
Citibank	Republic of Peru	September 20, 2016	1.000	1.15%	3,000,000	(13,454)	21,788	6,000	14,335	—
Citibank	People’s Republic of China	December 20, 2016	1.000	0.69%	1,500,000	15,390	19,757	3,000	38,147	—
Citibank New York	People’s Republic of China	December 20, 2016	1.000	0.69%	9,700,000	99,522	174,899	19,400	293,821	—
Citibank	Federative Republic of Brazil	December 20, 2017	1.000	1.92%	2,200,000	(83,400)	10,911	4,400	—	(68,089)
Citibank	Republic of Colombia	December 20, 2017	1.000	1.27%	2,200,000	(24,779)	2,736	4,400	—	(17,643)
Citibank	Republic of Panama	December 20, 2017	1.000	1.31%	3,200,000	(41,095)	2,654	6,400	—	(32,041)
Barclays	Federative Republic of Brazil	March 20, 2018	1.000	1.98%	2,260,000	(95,492)	19,692	4,520	—	(71,280)
Total									368,381	(189,053)

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts Open at August 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Citigroup Global Markets Inc.	September 6, 2013	1,586,229,000	(CLP)	3,067,726	(USD)	—	(39,941)
Standard Chartered Bank	September 6, 2013	2,962,025	(USD)	6,786,000	(BRL)	—	(119,209)
HSBC Securities (USA), Inc.	September 6, 2013	4,531,624	(USD)	28,000,000	(CNY)	41,343	—
Deutsche Bank	September 6, 2013	7,974,102	(USD)	25,864,000	(MYR)	—	(105,008)
Goldman, Sachs & Co.	September 12, 2013	607,491	(USD)	1,184,000	(TRY)	—	(27,611)
Morgan Stanley	September 20, 2013	44,296,000	(CZK)	2,277,582	(USD)	2,966	—
Morgan Stanley	September 20, 2013	1,100,416	(USD)	21,391,000	(CZK)	—	(1,981)
Goldman, Sachs & Co.	September 20, 2013	3,699,994	(USD)	11,746,000	(PLN)	—	(69,276)
UBS Securities	September 24, 2013	3,048,000	(EUR)	4,070,939	(USD)	42,288	—
Standard Chartered Bank	September 27, 2013	658,486	(USD)	8,613,000	(MXN)	—	(15,206)
J.P. Morgan Securities, Inc.	October 4, 2013	2,830,000	(SGD)	2,215,394	(USD)	—	(3,257)
Citigroup Global Markets Inc.	October 4, 2013	3,308,424	(USD)	110,373,000	(RUB)	—	(12,527)
Total						86,597	(394,016)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the value of these securities amounted to $16,337,027 or 13.97% of net assets.

(c)	Variable rate security.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2013.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	64,958,776	8,279,972	(8,243,822)	64,994,926	17,074	64,994,926

(f)

At August 31, 2013, the cost of securities for federal income tax purposes was approximately $114,865,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$917,000
Unrealized Depreciation	(2,303,000)
Net Unrealized Depreciation	$(1,386,000)

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China, Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgits
PLN	Polish Zloty
RON	Romania, New Lei
RUB	Russian Rouble
SGD	Singapore Dollar
TRY	Turkish Lira
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	4,133,196	—	4,133,196
Inflation-Indexed Bonds	—	7,333,863	—	7,333,863
Foreign Government Obligations	—	37,017,358	—	37,017,358
Total Bonds	—	48,484,417	—	48,484,417
Mutual Funds
Money Market Funds	64,994,926	—	—	64,994,926
Total Mutual Funds	64,994,926	—	—	64,994,926
Investments in Securities	64,994,926	48,484,417	—	113,479,343
Derivatives
Assets
Swap Contracts	—	368,381	—	368,381
Forward Foreign Currency Exchange Contracts	—	86,597	—	86,597
Liabilities
Swap Contracts	—	(216,375)	—	(216,375)
Forward Foreign Currency Exchange Contracts	—	(394,016)	—	(394,016)
Total	64,994,926	48,329,004	—	113,323,930

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Absolute Return Enhanced Multi-Strategy Fund

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 25.6%
CONSUMER DISCRETIONARY 3.7%
Auto Components 0.2%
Delphi Automotive PLC	1,420	$78,128
TRW Automotive Holdings Corp. (a)	2,468	170,465
Total		248,593
Automobiles 0.2%
General Motors Co. (a)	5,555	189,314
Tesla Motors, Inc. (a)	914	154,466
Total		343,780
Hotels, Restaurants & Leisure 0.3%
Bally Technologies, Inc. (a)	1,361	98,169
McDonald’s Corp. (b)	3,300	311,388
Starwood Hotels & Resorts Worldwide, Inc.	1,170	74,810
Wynn Resorts Ltd.	678	95,625
Total		579,992
Household Durables 0.1%
Lennar Corp., Class A	2,250	71,573
Mohawk Industries, Inc. (a)	1,115	131,001
Total		202,574
Internet & Catalog Retail 0.4%
Amazon.com, Inc. (a)	849	238,552
priceline.com, Inc. (a)	421	395,121
Total		633,673
Leisure Equipment & Products 0.1%
Mattel, Inc.	2,365	95,783
Media 1.0%
Comcast Corp., Class A	5,296	222,909
DIRECTV (a)	2,352	136,839
Discovery Communications, Inc., Class A (a)	1,521	117,893
DISH Network Corp., Class A	3,858	173,456
Interpublic Group of Companies, Inc. (The) (b)	7,900	124,188
Time Warner, Inc.	3,480	210,644
Twenty-First Century Fox, Inc. (b)	3,323	104,109
Viacom, Inc., Class B (b)	4,678	372,182
Walt Disney Co. (The)	2,110	128,351
Total		1,590,571

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Multiline Retail 0.1%
Macy’s, Inc. (b)	5,129	$227,882
Specialty Retail 0.9%
Dick’s Sporting Goods, Inc.	1,795	83,306
Foot Locker, Inc. (b)	1,770	56,994
Gap, Inc. (The) (b)	4,415	178,542
Home Depot, Inc. (The)	3,335	248,424
Lowe’s Companies, Inc.	4,541	208,069
Pier 1 Imports, Inc.	2,937	64,379
Ross Stores, Inc.	1,085	72,977
Tiffany & Co.	1,175	90,604
TJX Companies, Inc.	6,090	321,065
Ulta Salon Cosmetics & Fragrance, Inc. (a)	865	85,843
Williams-Sonoma, Inc.	2,185	123,256
Total		1,533,459
Textiles, Apparel & Luxury Goods 0.4%
Michael Kors Holdings Ltd. (a)	5,361	397,196
Nike, Inc., Class B (b)	2,305	144,800
Ralph Lauren Corp.	375	62,029
VF Corp.	390	73,012
Total		677,037
TOTAL CONSUMER DISCRETIONARY		6,133,344
CONSUMER STAPLES 2.0%
Beverages 0.4%
Coca-Cola Co. (The)	3,000	114,540
Coca-Cola Enterprises, Inc. (b)	4,265	159,511
Diageo PLC, ADR	1,364	167,336
PepsiCo, Inc.	3,191	254,418
Total		695,805
Food & Staples Retailing 0.3%
CVS Caremark Corp.	3,461	200,911
Kroger Co. (The)	2,109	77,189
Wal-Mart Stores, Inc.	1,575	114,944
Walgreen Co.	2,115	101,668
Total		494,712
Food Products 0.1%
ConAgra Foods, Inc.	2,755	93,174

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
General Mills, Inc.	1,975	$97,407
Total		190,581
Household Products 0.4%
Kimberly-Clark Corp.	1,445	135,078
Procter & Gamble Co. (The)	6,767	527,082
Total		662,160
Personal Products 0.1%
Avon Products, Inc. (b)	6,080	120,202
Tobacco 0.7%
Altria Group, Inc. (b)	8,390	284,253
Philip Morris International, Inc.	9,755	813,957
Total		1,098,210
TOTAL CONSUMER STAPLES		3,261,670
ENERGY 1.8%
Energy Equipment & Services 0.4%
Ensco PLC, Class A	870	48,337
FMC Technologies, Inc. (a)	5,027	269,598
Halliburton Co.	4,664	223,872
Schlumberger Ltd.	945	76,488
Tidewater, Inc.	915	49,374
Total		667,669
Oil, Gas & Consumable Fuels 1.4%
Anadarko Petroleum Corp.	1,430	130,731
Canadian Natural Resources Ltd.	3,750	114,825
Chevron Corp.	4,598	553,737
ConocoPhillips	3,752	248,758
EOG Resources, Inc.	1,444	226,780
Exxon Mobil Corp.	5,167	450,356
Kinder Morgan, Inc.	3,610	136,927
Newfield Exploration Co. (a)	1,635	38,946
Noble Energy, Inc.	1,670	102,588
Occidental Petroleum Corp.	720	63,511
Phillips 66	1,310	74,801
Royal Dutch Shell PLC, ADR	1,700	109,803
Total		2,251,763
TOTAL ENERGY		2,919,432

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 4.0%
Capital Markets 0.8%
BlackRock, Inc.	1,331	$346,486
Franklin Resources, Inc.	3,693	170,469
Goldman Sachs Group, Inc. (The)	845	128,550
Invesco Ltd.	6,581	199,799
Morgan Stanley	3,817	98,326
Northern Trust Corp.	1,655	90,810
State Street Corp.	2,138	142,647
T. Rowe Price Group, Inc.	935	65,581
Total		1,242,668
Commercial Banks 0.8%
Fifth Third Bancorp	12,214	223,394
Huntington Bancshares, Inc. (b)	15,780	130,027
PNC Financial Services Group, Inc. (The)	3,920	283,298
U.S. Bancorp	7,817	282,428
Wells Fargo & Co.	11,120	456,810
Total		1,375,957
Consumer Finance 0.1%
American Express Co.	2,345	168,629
Diversified Financial Services 0.8%
Bank of America Corp.	18,810	265,597
Citigroup, Inc.	6,423	310,424
CME Group, Inc.	1,425	101,332
JPMorgan Chase & Co.	14,200	717,526
Total		1,394,879
Insurance 1.0%
ACE Ltd. (b)	2,305	202,195
Aflac, Inc.	3,145	181,750
Aon PLC	3,182	211,221
Berkshire Hathaway, Inc., Class B (a)	2,609	290,173
Brown & Brown, Inc.	4,585	142,777
Chubb Corp. (The)	1,200	99,804
Marsh & McLennan Companies, Inc.	3,450	142,243
MetLife, Inc.	1,475	68,130
Prudential Financial, Inc.	2,290	171,475
Unum Group	2,600	76,778
Total		1,586,546
Real Estate Investment Trusts (REITs) 0.5%
AvalonBay Communities, Inc.	490	60,711
CBL & Associates Properties, Inc.	3,072	58,982
Corporate Office Properties Trust	3,870	88,159

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
CubeSmart (b)	7,707	$128,322
Digital Realty Trust, Inc.	1,190	66,164
Highwoods Properties, Inc.	3,134	105,866
Post Properties, Inc.	2,570	116,241
Public Storage	455	69,465
Simon Property Group, Inc.	1,192	173,591
Total		867,501
Thrifts & Mortgage Finance —%
People’s United Financial, Inc.	4,625	65,768
TOTAL FINANCIALS		6,701,948
HEALTH CARE 4.3%
Biotechnology 1.4%
Alexion Pharmaceuticals, Inc. (a)	1,138	122,631
Alnylam Pharmaceuticals, Inc. (a)	1,045	54,131
Amarin Corp. PLC, ADR (a)	5,592	35,230
Amgen, Inc.	2,365	257,643
Ariad Pharmaceuticals, Inc. (a)	7,480	139,128
Biogen Idec, Inc. (a)	569	121,208
Celgene Corp. (a)	3,725	521,426
Dynavax Technologies Corp. (a)(b)	18,220	23,139
Gilead Sciences, Inc. (a)	7,784	469,142
GTx, Inc. (a)(b)	10,975	17,011
Infinity Pharmaceuticals, Inc. (a)	4,045	74,873
Keryx Biopharmaceuticals, Inc. (a)	8,480	72,334
Pharmacyclics, Inc. (a)	1,045	116,518
Vertex Pharmaceuticals, Inc. (a)	3,316	249,197
Total		2,273,611
Health Care Equipment & Supplies 0.8%
Abbott Laboratories	7,759	258,607
Baxter International, Inc.	2,823	196,368
Boston Scientific Corp. (a)	10,365	109,662
Covidien PLC (b)	4,631	275,081
Edwards Lifesciences Corp. (a)	2,854	200,865
Hologic, Inc. (a)	5,115	109,154
St. Jude Medical, Inc. (b)	1,545	77,883
Zimmer Holdings, Inc.	1,554	122,906
Total		1,350,526
Health Care Providers & Services 0.5%
Aetna, Inc.	2,494	158,095
Cardinal Health, Inc. (b)	7,773	390,826
CIGNA Corp.	2,883	226,863

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Express Scripts Holding Co. (a)	2,420	$154,590
Total		930,374
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc. (b)	1,169	103,842
Pharmaceuticals 1.5%
AbbVie, Inc.	5,350	227,963
Actavis, Inc. (a)	945	127,745
Allergan, Inc.	2,350	207,693
Bristol-Myers Squibb Co.	4,405	183,644
Johnson & Johnson	7,221	623,967
Merck & Co., Inc.	6,300	297,927
Mylan, Inc. (a)	3,790	133,939
Novo Nordisk A/S, ADR	772	128,878
Pfizer, Inc.	16,374	461,910
Roche Holding AG, ADR (b)	1,360	84,674
Salix Pharmaceuticals Ltd. (a)	1,290	86,353
Total		2,564,693
TOTAL HEALTH CARE		7,223,046
INDUSTRIALS 2.7%
Aerospace & Defense 1.1%
Boeing Co. (The)	3,170	329,427
General Dynamics Corp.	888	73,926
Honeywell International, Inc.	5,741	456,811
Precision Castparts Corp. (b)	1,384	292,356
Raytheon Co. (b)	4,809	362,647
United Technologies Corp.	2,704	270,670
Total		1,785,837
Air Freight & Logistics 0.2%
FedEx Corp.	1,372	147,298
United Parcel Service, Inc., Class B	1,430	122,379
Total		269,677
Airlines 0.1%
Alaska Air Group, Inc.	1,675	94,839
Delta Air Lines, Inc. (b)	5,840	115,223
Total		210,062
Commercial Services & Supplies 0.2%
ADT Corp. (The)	1,236	49,230
Tyco International Ltd.	3,970	131,169

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
Waste Connections, Inc.	2,116	$89,633
Waste Management, Inc.	2,220	89,777
Total		359,809
Construction & Engineering 0.1%
Foster Wheeler AG (a)	3,380	78,348
MasTec, Inc. (a)	4,560	145,008
Total		223,356
Electrical Equipment 0.2%
Eaton Corp. PLC	2,751	174,193
Emerson Electric Co.	1,335	80,594
Rockwell Automation, Inc.	1,090	105,981
Total		360,768
Industrial Conglomerates 0.1%
General Electric Co.	6,125	141,733
Machinery 0.2%
Dover Corp.	2,768	235,419
Illinois Tool Works, Inc.	949	67,825
Parker Hannifin Corp.	1,035	103,448
Total		406,692
Professional Services 0.2%
Dun & Bradstreet Corp. (The) (b)	1,535	152,702
Nielsen Holdings NV	4,293	148,108
Total		300,810
Road & Rail 0.2%
JB Hunt Transport Services, Inc.	1,450	104,400
Union Pacific Corp.	1,432	219,869
Total		324,269
Trading Companies & Distributors 0.1%
Fastenal Co.	3,903	171,693
TOTAL INDUSTRIALS		4,554,706
INFORMATION TECHNOLOGY 5.4%
Communications Equipment 0.4%
Cisco Systems, Inc. (b)	13,189	307,435
QUALCOMM, Inc.	6,124	405,899
Total		713,334

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals 0.8%
Apple, Inc.	1,141	$555,724
EMC Corp. (b)	18,242	470,279
Hewlett-Packard Co.	2,725	60,876
NCR Corp. (a)	5,191	184,696
Total		1,271,575
Internet Software & Services 1.1%
Baidu, Inc., ADR (a)	1,930	261,573
eBay, Inc. (a)	5,127	256,298
Facebook, Inc., Class A (a)	8,710	359,549
Google, Inc., Class A (a)	632	535,241
LinkedIn Corp., Class A (a)	831	199,473
MercadoLibre, Inc.	1,097	130,203
Total		1,742,337
IT Services 0.9%
Accenture PLC, Class A	5,026	363,128
Automatic Data Processing, Inc.	1,835	130,578
Cognizant Technology Solutions Corp., Class A (a)	2,994	219,460
International Business Machines Corp.	1,225	223,281
Mastercard, Inc., Class A	583	353,345
Visa, Inc., Class A	1,254	218,723
Total		1,508,515
Semiconductors & Semiconductor Equipment 0.8%
ARM Holdings PLC, ADR	3,541	143,517
Avago Technologies Ltd.	2,167	83,451
Cavium, Inc. (a)(b)	3,520	133,654
Intel Corp.	8,465	186,061
KLA-Tencor Corp. (b)	3,970	218,945
Lam Research Corp. (a)(b)	2,685	125,309
Marvell Technology Group Ltd. (b)	9,750	118,073
Skyworks Solutions, Inc. (a)	5,944	150,740
Texas Instruments, Inc.	2,725	104,095
Total		1,263,845
Software 1.4%
Activision Blizzard, Inc.	16,230	264,874
Autodesk, Inc. (a)	3,540	130,095
Check Point Software Technologies Ltd. (a)	2,289	128,344
Citrix Systems, Inc. (a)	3,030	214,433
Electronic Arts, Inc. (a)	7,467	198,921
Intuit, Inc.	2,830	179,790

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Microsoft Corp.	12,992	$433,933
Oracle Corp. (b)	3,791	120,781
Red Hat, Inc. (a)	4,062	205,212
Salesforce.com, Inc. (a)	5,418	266,187
VMware, Inc., Class A (a)	2,927	246,307
Total		2,388,877
TOTAL INFORMATION TECHNOLOGY		8,888,483
MATERIALS 0.8%
Chemicals 0.7%
Celanese Corp., Class A	662	32,597
Dow Chemical Co. (The)	8,880	332,112
EI du Pont de Nemours & Co.	2,590	146,646
LyondellBasell Industries NV, Class A	1,095	76,814
Monsanto Co.	2,368	231,804
Mosaic Co. (The)	1,830	76,219
RPM International, Inc.	1,900	64,562
Sherwin-Williams Co. (The)	1,255	216,362
Total		1,177,116
Containers & Packaging —%
Sonoco Products Co.	1,950	72,599
Paper & Forest Products 0.1%
International Paper Co.	2,630	124,162
TOTAL MATERIALS		1,373,877
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	13,690	463,133
Verizon Communications, Inc.	7,130	337,819
Total		800,952
Wireless Telecommunication Services 0.1%
Vodafone Group PLC, ADR	3,457	111,834
TOTAL TELECOMMUNICATION SERVICES		912,786
UTILITIES 0.4%
Electric Utilities 0.2%
American Electric Power Co., Inc.	2,000	85,600
Duke Energy Corp.	585	38,376
NextEra Energy, Inc.	725	58,261
Northeast Utilities	1,999	81,899

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
Westar Energy, Inc.	1,420	$44,176
Total		308,312
Multi-Utilities 0.2%
CMS Energy Corp.	2,700	71,631
Dominion Resources, Inc.	1,105	64,477
Sempra Energy	800	67,536
Wisconsin Energy Corp.	1,745	71,615
Total		275,259
TOTAL UTILITIES		583,571
Total Common Stocks (Cost: $37,188,580)		$42,552,863

Convertible Preferred Stocks 1.2%
CONSUMER STAPLES 0.1%
Food Products 0.1%
Bunge Ltd., 4.875%	980	102,704
TOTAL CONSUMER STAPLES		102,704
ENERGY —%
Oil, Gas & Consumable Fuels —%
Penn Virginia Corp., 6.000%	690	68,628
TOTAL ENERGY		68,628
FINANCIALS 0.5%
Commercial Banks 0.1%
Wells Fargo & Co., 7.500%	110	124,850
Diversified Financial Services 0.1%
AMG Capital Trust II, 5.150%	2,740	156,694
Bank of America Corp., 7.250%	120	129,462
Total		286,156
Real Estate Investment Trusts (REITs) 0.3%
Alexandria Real Estate Equities, Inc., 7.000%	6,100	152,881
Health Care REIT, Inc., 6.500%	2,300	131,951
Weyerhaeuser Co., 6.375%	2,490	132,418

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
iStar Financial, Inc., 4.500%	1,220	$63,509
Total		480,759
TOTAL FINANCIALS		891,765
HEALTH CARE —%
Health Care Equipment & Supplies —%
Alere, Inc., 3.000%	120	32,045
TOTAL HEALTH CARE		32,045
INDUSTRIALS 0.2%
Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	1,660	103,103
Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%	3,350	144,887
TOTAL INDUSTRIALS		247,990
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Lucent Technologies Capital Trust I, 7.750%	120	117,300
TOTAL INFORMATION TECHNOLOGY		117,300
UTILITIES 0.3%
Electric Utilities 0.2%
NextEra Energy, Inc., 5.599%	2,440	134,925
PPL Corp., 8.750%	2,440	130,515
Total		265,440
Multi-Utilities 0.1%
CenterPoint Energy, Inc., 3.547% (c)	2,100	99,094
Dominion Resources, Inc., 6.000%	1,310	67,072
Dominion Resources, Inc., 6.125%	1,310	67,111
Total		233,277
TOTAL UTILITIES		498,717
Total Convertible Preferred Stocks (Cost: $1,896,545)		$1,959,149

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 2.2%
Airlines 0.1%
United Continental Holdings, Inc.
06/30/21	4.500%	$82,000	$86,190
Automotive 0.1%
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	135,000	135,000
Banking —%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	67,000	67,754
Brokerage 0.1%
Janus Capital Group, Inc. Senior Unsecured
07/15/14	3.250%	91,000	92,479
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	119,000	140,271
Diversified Manufacturing 0.1%
GT Advanced Technologies, Inc. Senior Unsecured
10/01/17	3.000%	98,000	105,901
Sterlite Industries India Ltd. Senior Unsecured
10/30/14	4.000%	120,000	116,700
Total			222,601
Food and Beverage 0.1%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	140,000	135,887
Gaming 0.1%
MGM Resorts International
04/15/15	4.250%	100,000	118,875
Health Care 0.1%
Alere, Inc. Senior Subordinated Notes
05/15/16	3.000%	85,000	89,356

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Health Care (continued)
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	$70,000	$67,564
WebMD Health Corp. Senior Unsecured
01/31/18	2.500%	122,000	116,663
Total			273,583
Independent Energy 0.2%
Chesapeake Energy Corp.
12/15/38	2.250%	213,000	193,031
Endeavour International Corp.
07/15/16	5.500%	82,000	64,370
Goodrich Petroleum Corp. Senior Unsecured
10/01/29	5.000%	150,000	160,406
Total			417,807
Lodging 0.1%
Home Inns & Hotels Management, Inc. Senior Unsecured
12/15/15	2.000%	79,000	73,668
Morgans Hotel Group Co.
10/15/14	2.375%	122,000	119,712
Total			193,380
Media Non-Cable 0.1%
Cenveo Corp.
05/15/17	7.000%	91,000	88,143
Metals 0.1%
Jaguar Mining, Inc. Senior Unsecured (d)
11/01/14	4.500%	100,000	26,500
James River Coal Co. (d)
06/01/18	10.000%	109,000	55,862
Molycorp, Inc. Senior Unsecured
06/15/16	3.250%	127,000	87,033
Patriot Coal Corp. Senior Unsecured (e)
05/31/13	3.250%	115,000	13,513
Total			182,908
Non-Captive Consumer 0.1%
DFC Global Corp. Senior Unsecured (d)
04/15/17	3.250%	111,000	102,146
Total			102,146

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Oil Field Services —%
Vantage Drilling Co. Senior Unsecured (d)
07/15/43	5.500%	$73,000	$76,723
Other Financial Institutions 0.1%
Ares Capital Corp. Senior Unsecured (d)
01/15/19	4.375%	118,000	115,891
Pharmaceuticals 0.1%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	146,000	95,630
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	110,000	97,350
Savient Pharmaceuticals, Inc. Senior Unsecured
02/01/18	4.750%	85,000	14,769
Supernus Pharmaceuticals, Inc. Senior Secured (d)
05/01/19	7.500%	35,000	44,983
Total			252,732
Property & Casualty —%
MGIC Investment Corp. Senior Unsecured
05/01/17	5.000%	67,000	72,498
Railroads 0.1%
Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	183,000	189,977
REITs 0.1%
American Realty Capital Properties, Inc. Senior Unsecured
08/01/18	3.000%	140,000	134,800
Retailers 0.1%
Rite Aid Corp. Senior Unsecured
05/15/15	8.500%	55,000	86,522

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology 0.1%
Ciena Corp. Senior Unsecured
06/15/17	0.875%	$200,000	$193,125
Digital River, Inc. Senior Unsecured
11/01/30	2.000%	100,000	98,812
Powerwave Technologies, Inc. Subordinated Notes (e)
10/01/27	3.875%	45,000	225
Total			292,162
Tobacco 0.1%
Vector Group Ltd. Senior Unsecured (c)
01/15/19	2.500%	79,000	91,759
Transportation Services 0.1%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	122,000	115,900
Total Convertible Bonds (Cost: $3,850,951)			$3,685,988

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 1.4%
UNITED STATES 1.4%
U.S. Treasury Bills
10/17/13	0.040%	250,000	249,987
10/24/13	0.020%	1,000,000	999,963
01/02/14	0.030%	1,000,000	999,908
Total			2,249,858
Total Treasury Bills (Cost: $2,249,844)			$2,249,858

		Shares	Value

Money Market Funds 66.0%
Columbia Short-Term Cash Fund, 0.097% (b)(f)(g)		109,553,399	$109,553,399
Total Money Market Funds (Cost: $109,553,399)			$109,553,399
Total Investments (Cost: $154,739,319) (h)			$160,001,258

Issuer	Shares	Value

Investments Sold Short (7.0)%

Common Stocks (7.0)%
CONSUMER DISCRETIONARY (1.3)%
Auto Components (0.1)%
Autoliv, Inc.	(1,555)	$(125,924)
BorgWarner, Inc.	(1,045)	(100,926)
Total		(226,850)
Hotels, Restaurants & Leisure (0.3)%
Burger King Worldwide, Inc.	(5,820)	(113,839)
Cheesecake Factory, Inc. (The)	(2,895)	(120,924)
Chipotle Mexican Grill, Inc. (a)	(280)	(114,288)
Wendy’s Co. (The)	(16,093)	(121,663)
Total		(470,714)
Leisure Equipment & Products (0.1)%
Mattel, Inc.	(3,835)	(155,318)
Media (0.4)%
Discovery Communications, Inc., Class A (a)	(2,156)	(167,112)
Grupo Televisa SAB, ADR	(5,063)	(127,334)
Omnicom Group, Inc.	(2,868)	(173,944)
Pearson PLC, ADR	(7,370)	(144,747)
Regal Entertainment Group, Class A	(5,030)	(89,987)
Total		(703,124)
Multiline Retail (0.1)%
Nordstrom, Inc.	(2,080)	(115,918)
Specialty Retail (0.2)%
Aeropostale, Inc. (a)	(9,810)	(79,755)
L Brands, Inc.	(2,590)	(148,562)
Staples, Inc.	(5,815)	(80,887)
Total		(309,204)
Textiles, Apparel & Luxury Goods (0.1)%
Under Armour, Inc., Class A (a)	(1,747)	(126,902)
TOTAL CONSUMER DISCRETIONARY		(2,108,030)
CONSUMER STAPLES (0.5)%
Food & Staples Retailing (0.1)%
SYSCO Corp.	(2,448)	(78,385)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (0.2)%
General Mills, Inc.	(3,398)	$(167,589)
McCormick & Co., Inc.	(2,667)	(180,423)
Total		(348,012)
Household Products (0.2)%
Church & Dwight Co., Inc.	(3,072)	(182,323)
Clorox Co. (The)	(2,185)	(180,699)
Total		(363,022)
TOTAL CONSUMER STAPLES		(789,419)
FINANCIALS (1.3)%
Capital Markets (0.2)%
Morgan Stanley	(2,311)	(59,531)
Northern Trust Corp.	(2,815)	(154,459)
T Rowe Price Group, Inc.	(1,310)	(91,884)
Total		(305,874)
Commercial Banks (0.3)%
First Republic Bank	(2,600)	(115,128)
KeyCorp	(11,973)	(139,725)
M&T Bank Corp.	(805)	(91,238)
Westamerica Bancorporation	(2,800)	(131,796)
Total		(477,887)
Insurance (0.3)%
Principal Financial Group, Inc.	(2,995)	(122,556)
Progressive Corp. (The)	(5,160)	(129,361)
WR Berkley Corp.	(3,315)	(136,313)
XL Group PLC	(5,190)	(153,416)
Total		(541,646)
Real Estate Investment Trusts (REITs) (0.5)%
Ashford Hospitality Trust, Inc.	(7,550)	(87,051)
BRE Properties, Inc.	(1,991)	(95,548)
Health Care REIT, Inc.	(1,640)	(100,762)
Healthcare Realty Trust, Inc.	(4,960)	(111,550)
Mack-Cali Realty Corp.	(3,525)	(76,140)
Parkway Properties, Inc.	(6,940)	(113,469)
Regency Centers Corp.	(2,532)	(120,397)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Washington Real Estate Investment Trust	(4,663)	$(113,591)
Total		(818,508)
TOTAL FINANCIALS		(2,143,915)
HEALTH CARE (1.3)%
Biotechnology (0.4)%
Acorda Therapeutics, Inc. (a)	(735)	(24,836)
Aegerion Pharmaceuticals, Inc. (a)	(365)	(31,638)
Immunogen, Inc.	(7,809)	(124,944)
Immunomedics, Inc.	(11,255)	(66,967)
Incyte Corp., Ltd. (a)	(3,646)	(123,563)
Ironwood Pharmaceuticals, Inc.	(8,745)	(101,879)
Isis Pharmaceuticals, Inc.	(3,765)	(97,250)
Myriad Genetics, Inc. (a)	(1,140)	(29,834)
Seattle Genetics, Inc.	(685)	(29,044)
United Therapeutics Corp. (a)	(1,025)	(72,683)
Total		(702,638)
Health Care Equipment & Supplies (0.2)%
Becton Dickinson and Co.	(1,484)	(144,512)
CR Bard, Inc.	(1,465)	(168,285)
Stryker Corp.	(998)	(66,756)
Total		(379,553)
Health Care Providers & Services (0.1)%
Laboratory Corp. of America Holdings (a)	(1,995)	(190,961)
Life Sciences Tools & Services (0.2)%
Mettler-Toledo International, Inc. (a)	(415)	(91,395)
QIAGEN NV	(7,570)	(151,703)
Total		(243,098)
Pharmaceuticals (0.4)%
Auxilium Pharmaceuticals, Inc. (a)	(1,540)	(26,873)
Bristol-Myers Squibb Co.	(4,550)	(189,690)
Eli Lilly & Co.	(3,124)	(160,574)
Novartis AG, ADR	(2,426)	(177,049)
Shire PLC, ADR	(820)	(90,380)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Viropharma, Inc. (a)	(1,045)	$(31,507)
Total		(676,073)
TOTAL HEALTH CARE		(2,192,323)
INDUSTRIALS (1.0)%
Aerospace & Defense (0.1)%
Alliant Techsystems, Inc.	(780)	(75,473)
United Technologies Corp.	(680)	(68,068)
Total		(143,541)
Air Freight & Logistics (0.1)%
Expeditors International of Washington, Inc.	(3,600)	(146,016)
Building Products (0.1)%
Armstrong World Industries, Inc.	(3,370)	(163,647)
Commercial Services & Supplies (0.2)%
Cintas Corp.	(3,071)	(146,671)
Iron Mountain, Inc.	(2,975)	(76,755)
Waste Management, Inc.	(3,050)	(123,342)
Total		(346,768)
Construction & Engineering (0.1)%
Jacobs Engineering Group, Inc. (a)	(2,876)	(167,613)
Machinery (0.1)%
Deere & Co.	(730)	(61,057)
PACCAR, Inc.	(3,437)	(184,258)
Total		(245,315)
Road & Rail (0.2)%
Con-way, Inc.	(3,660)	(152,256)
Kansas City Southern	(1,687)	(177,844)
Total		(330,100)
Trading Companies & Distributors (0.1)%
Fastenal Co.	(3,350)	(147,366)
TOTAL INDUSTRIALS		(1,690,366)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (1.4)%
Computers & Peripherals (0.3)%
Diebold, Inc.	(4,215)	$(119,200)
Hewlett-Packard Co.	(7,055)	(157,609)
Lexmark International, Inc., Class A	(5,006)	(171,005)
Total		(447,814)
Electronic Equipment, Instruments & Components (0.2)%
Corning, Inc.	(9,435)	(132,467)
Dolby Laboratories, Inc., Class A	(1,950)	(61,289)
Vishay Intertechnology, Inc. (a)	(9,685)	(118,641)
Total		(312,397)
IT Services (0.3)%
Computer Sciences Corp.	(3,891)	(195,134)
Paychex, Inc.	(4,823)	(186,554)
SAIC, Inc.	(7,779)	(117,229)
Total		(498,917)
Semiconductors & Semiconductor Equipment (0.3)%
Amkor Technology, Inc. (a)	(30,345)	(121,683)
Atmel Corp. (a)	(20,380)	(147,959)
Triquint Semiconductor, Inc. (a)	(24,480)	(184,579)
Total		(454,221)
Software (0.3)%
Adobe Systems, Inc. (a)	(3,697)	(169,138)
ANSYS, Inc. (a)	(1,673)	(140,499)
Concur Technologies, Inc. (a)	(1,222)	(119,414)
SAP AG, ADR	(2,020)	(149,116)
Total		(578,167)
TOTAL INFORMATION TECHNOLOGY		(2,291,516)
MATERIALS (0.2)%
Construction Materials (0.1)%
Martin Marietta Materials, Inc.	(1,223)	(117,469)
Containers & Packaging (0.1)%
MeadWestvaco Corp.	(4,715)	(169,033)
Metals & Mining —%
Alcoa, Inc.	(10,120)	(77,924)

Investments Sold Short (continued)

Common Stocks (continued)
MATERIALS (CONTINUED)
TOTAL MATERIALS	(364,426)
Total Common Stocks (Proceeds: $11,061,038)	$(11,579,995)

Investments Sold Short (continued)
Total Investments Sold Short (Proceeds: $11,061,038)	$(11,579,995)
Total Investments, Net of Investments Sold Short	148,421,262(i)
Other Assets & Liabilities, Net	17,571,856
Net Assets	$165,993,118

Investments in Derivatives
Futures Contracts Outstanding at August 31, 2013

At August 31, 2013, $9,467,753 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3-Month Euro Euribor	471	155,048,472	March 2014	—	(38,336)
3-Month Euro Swiss Franc	256	68,749,530	March 2014	13,125	—
3-Month Euroyen	(849)	(215,643,926)	March 2014	—	(18,047)
90-Day Eurodollar	(680)	(169,388,000)	March 2014	—	(61,111)
90-Day Sterling	(712)	(137,068,215)	March 2014	—	(3,129)
Australia Treasury Bond, 10-year	276	28,814,562	September 2013	—	(388,264)
Canadian Bank Acceptance	(201)	(47,077,471)	March 2014	—	(5,333)
Canadian Treasury Bond, 10-year	(134)	(16,385,835)	December 2013	—	(73,083)
CAC40-10 Euro	21	1,092,423	September 2013	—	(29,537)
CBOE VIX Index	92	1,743,400	December 2013	125,361	—
CBOE VIX Index	(107)	(2,097,200)	January 2014	—	(116,627)
CBOE VIX Index	609	11,357,850	November 2013	243,670	—
CBOE VIX Index	28	508,200	October 2013	1,327	—
CBOE VIX Index	(474)	(8,295,000)	September 2013	—	(275,332)
DAX Index	1	268,212	September 2013	—	(10,054)
Euro-Bund, 10-year	(193)	(35,879,333)	September 2013	—	(22,702)
Euro STOXX 50	116	4,180,802	September 2013	—	(82,334)
FTSE 100 Index	32	3,177,754	September 2013	—	(3,805)
FTSE MIB Index	22	2,426,272	September 2013	—	(937)
Hang Seng Index	(14)	(1,946,959)	September 2013	—	(11,600)
IBEX-35 Index	54	5,919,995	September 2013	—	(231,315)
Japanese Government Bond, 10-year	(277)	(40,718,450)	September 2013	—	(100,619)
Long Gilt	(21)	(3,560,282)	December 2013	—	(1,651)
MSCI Singapore Index	66	3,560,771	September 2013	173	—
OMXS 30 Index	(57)	(1,045,418)	September 2013	12,785	—
SPI 200 Index	115	13,096,423	September 2013	206,180	—
S&P 500 Emini Index	(397)	(32,381,305)	September 2013	362,843	—
S&P 500 Index	(25)	(10,195,625)	September 2013	90,463	—
S&P/TSE 60 Index	(53)	(7,310,206)	September 2013	—	(139,913)
TOPIX Index	(69)	(7,747,874)	September 2013	290,350	—
U.S. Long Bond, 20-year	82	10,816,313	December 2013	110,671	—
Total				1,456,948	(1,613,729)

Interest Rate Swap Contracts Outstanding at August 31, 2013

At August 31, 2013, cash totaling $1,180,000 was received from broker as collateral to cover open interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan Chase Bank	6-Month CHF LIBOR-BBA	Receive	0.940	October 26, 2022	CHF	24,600,000	1,058,993	—

Forward Foreign Currency Exchange Contracts Open at August 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Standard Chartered Bank	September 16, 2013	7,304,000	CHF	7,816,948	USD	—	(33,726)
Citigroup Global Markets, Inc.	September 16, 2013	8,826,000	EUR	11,696,762	USD	31,424	—
Standard Chartered Bank	September 16, 2013	12,524,000	GBP	19,479,203	USD	72,559	—
Citigroup Global Markets, Inc.	September 16, 2013	19,427,521	USD	115,734,000	NOK	—	(524,670)
Standard Chartered Bank	September 16, 2013	11,657,019	USD	14,546,000	NZD	—	(425,006)
Standard Chartered Bank	September 17, 2013	47,000	CHF	50,454	USD	—	(65)
Standard Chartered Bank	September 17, 2013	475,000	CHF	513,092	USD	2,536	—
Citigroup Global Markets, Inc.	September 17, 2013	1,760,000	EUR	2,334,051	USD	7,848	—
Standard Chartered Bank	September 17, 2013	953,000	GBP	1,483,287	USD	6,572	—
Citigroup Global Markets, Inc.	September 17, 2013	42,448,000	NOK	6,948,550	USD	15,769	—
Standard Chartered Bank	September 17, 2013	5,289,000	NZD	4,099,768	USD	16,028	—
Standard Chartered Bank	September 17, 2013	15,276,632	USD	9,862,000	GBP	4,974	—
Citigroup Global Markets, Inc.	September 17, 2013	1,992,412	USD	12,183,000	NOK	—	(2,634)
Standard Chartered Bank	September 17, 2013	1,223,595	USD	1,563,000	NZD	—	(16,772)
HSBC Securities (USA), Inc.	September 17, 2013	5,655,248	USD	36,921,000	SEK	—	(85,870)
Barclays Bank PLC	September 27, 2013	761,146	AUD	675,704	USD	—	(732)
Barclays Bank PLC	September 27, 2013	16,381,823	AUD	14,770,088	USD	211,426	—
Citigroup Global Markets, Inc.	September 27, 2013	2,174,850	AUD	1,930,126	USD	—	(2,681)
Citigroup Global Markets, Inc.	September 27, 2013	31,047,979	AUD	28,287,797	USD	695,201	—
HSBC Securities (USA), Inc.	September 27, 2013	1,855,920	AUD	1,672,742	USD	23,371	—
Wells Fargo Bank	September 27, 2013	1,400,000	AUD	1,283,751	USD	39,559	—
Barclays Bank PLC	September 27, 2013	16,665,819	CAD	16,045,384	USD	231,879	—
Citigroup Global Markets, Inc.	September 27, 2013	14,723,740	CAD	14,258,982	USD	288,236	—
HSBC Securities (USA), Inc.	September 27, 2013	17,610,548	CAD	17,051,156	USD	341,237	—
Wells Fargo Bank	September 27, 2013	2,000,000	CAD	1,945,469	USD	47,751	—
Barclays Bank PLC	September 27, 2013	5,829,755	CHF	6,257,051	USD	—	(9,555)
Barclays Bank PLC	September 27, 2013	1,483,508	CHF	1,603,300	USD	8,626	—
Citigroup Global Markets, Inc.	September 27, 2013	8,451,316	CHF	9,069,760	USD	—	(14,854)
Citigroup Global Markets, Inc.	September 27, 2013	2,106,493	CHF	2,277,565	USD	13,223	—
HSBC Securities (USA), Inc.	September 27, 2013	16,255,974	CHF	17,444,936	USD	—	(29,176)
HSBC Securities (USA), Inc.	September 27, 2013	970,959	CHF	1,050,095	USD	6,378	—
Standard Chartered Bank	September 27, 2013	169,386	CHF	181,912	USD	—	(166)
Wells Fargo Bank	September 27, 2013	27,877	CHF	29,959	USD	—	(7)
Barclays Bank PLC	September 27, 2013	8,419,353	EUR	11,159,024	USD	30,752	—
Citigroup Global Markets, Inc.	September 27, 2013	25,330,230	EUR	33,638,078	USD	157,870	—
HSBC Securities (USA), Inc.	September 27, 2013	15,985,075	EUR	21,249,612	USD	121,354	—
Barclays Bank PLC	September 27, 2013	1,104,232	GBP	1,688,348	USD	—	(22,576)
Barclays Bank PLC	September 27, 2013	2,615,561	GBP	4,074,058	USD	21,445	—
Citigroup Global Markets, Inc.	September 27, 2013	12,582,202	GBP	19,307,093	USD	—	(188,077)
Citigroup Global Markets, Inc.	September 27, 2013	3,900,380	GBP	6,055,304	USD	11,961	—
HSBC Securities (USA), Inc.	September 27, 2013	2,658,382	GBP	4,160,294	USD	41,333	—
Standard Chartered Bank	September 27, 2013	33,038	GBP	50,659	USD	—	(530)
Wells Fargo Bank	September 27, 2013	929,195	GBP	1,426,751	USD	—	(12,966)
Barclays Bank PLC	September 27, 2013	345,864,623	JPY	3,508,944	USD	—	(13,995)
Barclays Bank PLC	September 27, 2013	1,475,306,523	JPY	15,085,545	USD	58,236	—
Citigroup Global Markets, Inc.	September 27, 2013	2,566,551,296	JPY	25,932,547	USD	—	(210,060)
Citigroup Global Markets, Inc.	September 27, 2013	698,531,565	JPY	7,127,331	USD	12,166	—
HSBC Securities (USA), Inc.	September 27, 2013	163,735,979	JPY	1,649,472	USD	—	(18,324)
HSBC Securities (USA), Inc.	September 27, 2013	445,773,116	JPY	4,566,672	USD	26,076	—
Wells Fargo Bank	September 27, 2013	43,960,143	JPY	448,887	USD	1,114	—
Barclays Bank PLC	September 27, 2013	53,673,686	NOK	8,989,385	USD	226,423	—
Citigroup Global Markets, Inc.	September 27, 2013	118,012,766	NOK	19,647,741	USD	380,545	—
HSBC Securities (USA), Inc.	September 27, 2013	62,526,489	NOK	10,525,356	USD	317,052	—
Redburn Partners (USA) LP	September 27, 2013	23,900,000	NOK	4,030,831	USD	128,830	—
Wells Fargo Bank	September 27, 2013	15,904,832	NOK	2,674,148	USD	77,467	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Barclays Bank PLC	September 27, 2013	4,783,250	NZD	3,751,873	USD	61,134	—
Citigroup Global Markets, Inc.	September 27, 2013	22,270,642	NZD	17,769,328	USD	585,382	—
HSBC Securities (USA), Inc.	September 27, 2013	1,259,686	NZD	987,431	USD	15,462	—
Barclays Bank PLC	September 27, 2013	51,833,205	SEK	7,965,388	USD	148,324	—
Citigroup Global Markets, Inc.	September 27, 2013	112,859,577	SEK	17,405,194	USD	384,627	—
HSBC Securities (USA), Inc.	September 27, 2013	9,865,686	SEK	1,506,444	USD	18,581	—
Wells Fargo Bank	September 27, 2013	9,133,798	SEK	1,407,695	USD	30,209	—
Barclays Bank PLC	September 27, 2013	31,889,361	SGD	24,907,956	USD	—	(92,295)
Barclays Bank PLC	September 27, 2013	11,320,089	SGD	8,917,146	USD	42,554	—
Citigroup Global Markets, Inc.	September 27, 2013	14,822,846	SGD	11,601,553	USD	—	(19,089)
Citigroup Global Markets, Inc.	September 27, 2013	33,400,148	SGD	26,271,921	USD	87,262	—
HSBC Securities (USA), Inc.	September 27, 2013	4,715,160	SGD	3,682,660	USD	—	(13,876)
HSBC Securities (USA), Inc.	September 27, 2013	19,545,854	SGD	15,373,825	USD	50,494	—
Wells Fargo Bank	September 27, 2013	5,900,000	SGD	4,660,182	USD	34,769	—
Barclays Bank PLC	September 27, 2013	5,319,313	USD	5,936,798	AUD	—	(43,232)
Barclays Bank PLC	September 27, 2013	510,727	USD	574,995	AUD	276	—
Citigroup Global Markets, Inc.	September 27, 2013	8,099,389	USD	8,958,545	AUD	—	(137,856)
HSBC Securities (USA), Inc.	September 27, 2013	19,771,754	USD	21,602,539	AUD	—	(573,398)
Wells Fargo Bank	September 27, 2013	924,124	USD	1,007,807	AUD	—	(28,477)
Barclays Bank PLC	September 27, 2013	11,410,850	USD	11,832,131	CAD	—	(183,831)
Barclays Bank PLC	September 27, 2013	581,274	USD	613,667	CAD	1,009	—
Citigroup Global Markets, Inc.	September 27, 2013	6,755,442	USD	7,009,919	CAD	—	(104,021)
Citigroup Global Markets, Inc.	September 27, 2013	580,902	USD	613,667	CAD	1,381	—
HSBC Securities (USA), Inc.	September 27, 2013	20,472,027	USD	21,133,494	CAD	—	(419,331)
Wells Fargo Bank	September 27, 2013	2,066,954	USD	2,124,891	CAD	—	(50,733)
Barclays Bank PLC	September 27, 2013	7,249,510	USD	6,691,487	CHF	—	(56,598)
Barclays Bank PLC	September 27, 2013	3,977,905	USD	3,704,353	CHF	4,033	—
Citigroup Global Markets, Inc.	September 27, 2013	10,078,038	USD	9,290,656	CHF	—	(91,188)
Citigroup Global Markets, Inc.	September 27, 2013	12,376,605	USD	11,530,645	CHF	18,087	—
HSBC Securities (USA), Inc.	September 27, 2013	4,518,707	USD	4,169,418	CHF	—	(36,855)
HSBC Securities (USA), Inc.	September 27, 2013	2,958,619	USD	2,755,212	CHF	3,054	—
Barclays Bank PLC	September 27, 2013	19,860,022	USD	14,872,223	EUR	—	(202,675)
Citigroup Global Markets, Inc.	September 27, 2013	21,412,713	USD	16,146,566	EUR	—	(71,005)
HSBC Securities (USA), Inc.	September 27, 2013	24,341,738	USD	18,340,435	EUR	—	(100,285)
HSBC Securities (USA), Inc.	September 27, 2013	443,568	USD	335,689	EUR	128	—
Wells Fargo Bank	September 27, 2013	4,615,078	USD	3,478,287	EUR	—	(17,656)
Barclays Bank PLC	September 27, 2013	11,805,005	USD	7,598,885	GBP	—	(31,108)
Barclays Bank PLC	September 27, 2013	6,502,904	USD	4,233,767	GBP	56,997	—
Citigroup Global Markets, Inc.	September 27, 2013	14,669,001	USD	9,451,170	GBP	—	(25,128)
Citigroup Global Markets, Inc.	September 27, 2013	6,929,672	USD	4,564,696	GBP	142,979	—
HSBC Securities (USA), Inc.	September 27, 2013	512,526	USD	330,377	GBP	—	(632)
HSBC Securities (USA), Inc.	September 27, 2013	16,113,406	USD	10,501,821	GBP	158,371	—
Wells Fargo Bank	September 27, 2013	2,149,658	USD	1,400,000	GBP	19,536	—
Barclays Bank PLC	September 27, 2013	7,587,553	USD	740,596,352	JPY	—	(43,921)
Barclays Bank PLC	September 27, 2013	889,121	USD	87,480,135	JPY	1,941	—
Citigroup Global Markets, Inc.	September 27, 2013	13,400,437	USD	1,297,100,886	JPY	—	(188,311)
Citigroup Global Markets, Inc.	September 27, 2013	3,050,746	USD	300,829,338	JPY	13,468	—
HSBC Securities (USA), Inc.	September 27, 2013	19,352,875	USD	1,894,639,906	JPY	—	(54,283)
HSBC Securities (USA), Inc.	September 27, 2013	669,302	USD	66,317,295	JPY	6,198	—
Wells Fargo Bank	September 27, 2013	6,104,267	USD	597,800,000	JPY	—	(15,142)
Barclays Bank PLC	September 27, 2013	11,229,741	USD	67,042,584	NOK	—	(284,124)
Citigroup Global Markets, Inc.	September 27, 2013	13,604,921	USD	80,785,553	NOK	—	(415,577)
Citigroup Global Markets, Inc.	September 27, 2013	493,882	USD	3,025,724	NOK	109	—
HSBC Securities (USA), Inc.	September 27, 2013	5,095,178	USD	30,267,277	NOK	—	(153,631)
Barclays Bank PLC	September 27, 2013	12,302,859	USD	15,597,502	NZD	—	(267,884)
Citigroup Global Markets, Inc.	September 27, 2013	1,294,140	USD	1,632,325	NZD	—	(34,644)
HSBC Securities (USA), Inc.	September 27, 2013	14,839,855	USD	18,643,738	NZD	—	(454,415)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Wells Fargo Bank	September 27, 2013	1,632,438	USD	2,026,917	NZD	—	(68,477)
Barclays Bank PLC	September 27, 2013	13,544,132	USD	88,260,074	SEK	—	(233,463)
Citigroup Global Markets, Inc.	September 27, 2013	15,082,520	USD	98,533,540	SEK	—	(222,490)
HSBC Securities (USA), Inc.	September 27, 2013	27,410,881	USD	178,282,119	SEK	—	(523,816)
Barclays Bank PLC	September 27, 2013	4,835,484	USD	6,126,287	SGD	—	(32,668)
Barclays Bank PLC	September 27, 2013	6,067,314	USD	7,757,188	SGD	14,076	—
Citigroup Global Markets, Inc.	September 27, 2013	28,721,614	USD	36,344,795	SGD	—	(228,445)
Citigroup Global Markets, Inc.	September 27, 2013	2,156,038	USD	2,751,339	SGD	925	—
HSBC Securities (USA), Inc.	September 27, 2013	21,718,570	USD	27,529,069	SGD	—	(136,651)
Wells Fargo Bank	September 27, 2013	377,545	USD	477,989	SGD	—	(2,817)
Total					5,578,587		(7,272,470)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	This security, or a portion of this security was pledged as collateral for securities sold short. At August 31, 2013 total securities pledged was $3,608,876.
(c)	Variable rate security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the value of these securities amounted to $422,105 or 0.25% of net assets.

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2013, the value of these securities amounted to $13,738, which represents 0.01% of net assets.

(f)	The rate shown is the seven-day current annualized yield at August 31, 2013.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	55,283,664	113,129,236	(58,859,501)	109,553,399	20,460	109,553,399

(h)

At August 31, 2013, the cost of securities for federal income tax purposes was approximately $154,739,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,858,000
Unrealized Depreciation	(596,000)
Net Unrealized Appreciation	$5,262,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	6,133,344	—	—	6,133,344
Consumer Staples	3,261,670	—	—	3,261,670
Energy	2,919,432	—	—	2,919,432
Financials	6,701,948	—	—	6,701,948
Health Care	7,223,046	—	—	7,223,046
Industrials	4,554,706	—	—	4,554,706
Information Technology	8,888,483	—	—	8,888,483
Materials	1,373,877	—	—	1,373,877
Telecommunication Services	912,786	—	—	912,786
Utilities	583,571	—	—	583,571
Common Stocks - Investments Sold Short
Consumer Discretionary	(2,108,030)	—	—	(2,108,030)
Consumer Staples	(789,419)	—	—	(789,419)
Financials	(2,143,915)	—	—	(2,143,915)
Health Care	(2,192,323)	—	—	(2,192,323)
Industrials	(1,690,366)	—	—	(1,690,366)
Information Technology	(2,291,516)	—	—	(2,291,516)
Materials	(364,426)	—	—	(364,426)
Convertible Preferred Stocks
Consumer Staples	—	102,704	—	102,704
Energy	—	68,628	—	68,628
Financials	518,682	373,083	—	891,765
Health Care	32,045	—	—	32,045
Industrials	103,103	144,887	—	247,990
Information Technology	—	117,300	—	117,300
Utilities	264,699	234,018	—	498,717
Total Equity Securities	31,891,397	1,040,620	—	32,932,017
Bonds
Convertible Bonds	—	3,685,988	—	3,685,988
Total Bonds	—	3,685,988	—	3,685,988
Short-Term Securities
Treasury Bills	2,249,858	—	—	2,249,858
Total Short-Term Securities	2,249,858	—	—	2,249,858
Mutual Funds
Money Market Funds	109,553,399	—	—	109,553,399
Total Mutual Funds	109,553,399	—	—	109,553,399
Investments in Securities	143,694,654	4,726,608	—	148,421,262
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	5,578,587	—	5,578,587
Futures Contracts	1,456,948	—	—	1,456,948
Swap Contracts	—	1,058,993	—	1,058,993
Liabilities
Forward Foreign Currency Exchange Contracts	—	(7,272,470)	—	(7,272,470)
Futures Contracts	(1,613,729)	—	—	(1,613,729)
Total	143,537,873	4,091,718	—	147,629,591

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Absolute Return Multi-Strategy Fund

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 33.3%
CONSUMER DISCRETIONARY 4.8%
Auto Components 0.2%
Delphi Automotive PLC	2,142	$117,853
TRW Automotive Holdings Corp. (a)	3,760	259,703
Total		377,556
Automobiles 0.3%
General Motors Co. (a)	8,405	286,442
Tesla Motors, Inc. (a)	1,420	239,980
Total		526,422
Hotels, Restaurants & Leisure 0.4%
Bally Technologies, Inc. (a)	2,058	148,444
McDonald’s Corp.	4,805	453,400
Starwood Hotels & Resorts Worldwide, Inc.	1,780	113,813
Wynn Resorts Ltd.	1,052	148,374
Total		864,031
Household Durables 0.2%
Lennar Corp., Class A	3,445	109,586
Mohawk Industries, Inc. (a)	1,690	198,558
Total		308,144
Internet & Catalog Retail 0.5%
Amazon.com, Inc. (a)	1,308	367,522
priceline.com, Inc. (a)	667	625,999
Total		993,521
Leisure Equipment & Products 0.1%
Mattel, Inc.	3,395	137,497
Media 1.2%
Comcast Corp., Class A	8,040	338,403
DIRECTV (a)	3,539	205,899
Discovery Communications, Inc., Class A (a)	2,310	179,048
DISH Network Corp., Class A	5,875	264,140
Interpublic Group of Companies, Inc. (The) (b)	12,030	189,112
Time Warner, Inc.	5,075	307,190
Twenty-First Century Fox, Inc.	5,042	157,966
Viacom, Inc., Class B	7,107	565,433
Walt Disney Co. (The)	3,200	194,656
Total		2,401,847

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Multiline Retail 0.2%
Macy’s, Inc.	7,641	$339,490
Specialty Retail 1.2%
Dick’s Sporting Goods, Inc.	2,715	126,003
Foot Locker, Inc.	2,690	86,618
Gap, Inc. (The)	6,705	271,150
Home Depot, Inc. (The)	4,810	358,297
Lowe’s Companies, Inc.	6,881	315,287
Pier 1 Imports, Inc.	4,454	97,632
Ross Stores, Inc.	1,635	109,970
Tiffany & Co.	1,770	136,485
TJX Companies, Inc.	9,152	482,493
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,340	132,982
Williams-Sonoma, Inc.	3,330	187,845
Total		2,304,762
Textiles, Apparel & Luxury Goods 0.5%
Michael Kors Holdings Ltd. (a)	8,384	621,171
Nike, Inc., Class B	3,473	218,174
Ralph Lauren Corp.	575	95,111
VF Corp.	535	100,157
Total		1,034,613
TOTAL CONSUMER DISCRETIONARY		9,287,883
CONSUMER STAPLES 2.5%
Beverages 0.5%
Coca-Cola Co. (The)	4,260	162,647
Coca-Cola Enterprises, Inc.	6,490	242,726
Diageo PLC, ADR	2,101	257,750
PepsiCo, Inc.	4,849	386,611
Total		1,049,734
Food & Staples Retailing 0.4%
CVS Caremark Corp.	5,236	303,950
Kroger Co. (The)	3,212	117,559
Wal-Mart Stores, Inc.	2,330	170,043
Walgreen Co.	3,185	153,103
Total		744,655
Food Products 0.1%
ConAgra Foods, Inc.	4,190	141,706

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
General Mills, Inc.	2,785	$137,356
Total		279,062
Household Products 0.5%
Kimberly-Clark Corp.	2,115	197,710
Procter & Gamble Co. (The)	10,088	785,755
Total		983,465
Personal Products 0.1%
Avon Products, Inc.	9,175	181,390
Tobacco 0.9%
Altria Group, Inc. (b)	12,540	424,855
Philip Morris International, Inc.	14,577	1,216,305
Total		1,641,160
TOTAL CONSUMER STAPLES		4,879,466
ENERGY 2.3%
Energy Equipment & Services 0.5%
Ensco PLC, Class A	1,275	70,839
FMC Technologies, Inc. (a)	7,790	417,778
Halliburton Co.	7,104	340,992
Schlumberger Ltd.	1,425	115,339
Tidewater, Inc.	1,380	74,465
Total		1,019,413
Oil, Gas & Consumable Fuels 1.8%
Anadarko Petroleum Corp.	2,170	198,381
Canadian Natural Resources Ltd.	5,715	174,993
Chevron Corp.	6,857	825,789
ConocoPhillips	5,602	371,413
EOG Resources, Inc.	2,225	349,436
Exxon Mobil Corp.	7,675	668,953
Kinder Morgan, Inc.	5,155	195,529
Newfield Exploration Co. (a)	2,435	58,002
Noble Energy, Inc.	2,528	155,295
Occidental Petroleum Corp.	1,050	92,621
Phillips 66	1,875	107,062
Royal Dutch Shell PLC, ADR	2,800	180,852
Total		3,378,326
TOTAL ENERGY		4,397,739

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 5.2%
Capital Markets 1.0%
BlackRock, Inc.	2,000	$520,640
Franklin Resources, Inc.	5,703	263,251
Goldman Sachs Group, Inc. (The)	1,295	197,008
Invesco Ltd.	9,965	302,537
Morgan Stanley	5,769	148,610
Northern Trust Corp.	2,365	129,768
State Street Corp.	3,263	217,707
T. Rowe Price Group, Inc.	1,380	96,793
Total		1,876,314
Commercial Banks 1.1%
Fifth Third Bancorp	18,237	333,555
Huntington Bancshares, Inc. (b)	24,050	198,172
PNC Financial Services Group, Inc. (The)	5,830	421,334
U.S. Bancorp	11,397	411,774
Wells Fargo & Co.	16,292	669,275
Total		2,034,110
Consumer Finance 0.1%
American Express Co.	3,401	244,566
Diversified Financial Services 1.1%
Bank of America Corp.	28,565	403,338
Citigroup, Inc.	9,751	471,266
CME Group, Inc.	2,045	145,420
JPMorgan Chase & Co.	21,219	1,072,196
Total		2,092,220
Insurance 1.2%
ACE Ltd.	3,405	298,687
Aflac, Inc.	4,770	275,658
Aon PLC	4,833	320,815
Berkshire Hathaway, Inc., Class B (a)	3,935	437,651
Brown & Brown, Inc.	6,945	216,267
Chubb Corp. (The)	1,470	122,260
Marsh & McLennan Companies, Inc.	5,050	208,211
MetLife, Inc.	2,145	99,078
Prudential Financial, Inc.	3,505	262,454
Unum Group	3,755	110,885
Total		2,351,966
Real Estate Investment Trusts (REITs) 0.7%
AvalonBay Communities, Inc.	692	85,739
CBL & Associates Properties, Inc.	4,625	88,800
Corporate Office Properties Trust	5,845	133,149

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
CubeSmart	11,684	$194,538
Digital Realty Trust, Inc.	1,812	100,747
Highwoods Properties, Inc.	4,733	159,881
Post Properties, Inc.	3,890	175,945
Public Storage	615	93,892
Simon Property Group, Inc.	1,738	253,105
Total		1,285,796
Thrifts & Mortgage Finance —%
People’s United Financial, Inc.	6,675	94,918
TOTAL FINANCIALS		9,979,890
HEALTH CARE 5.7%
Biotechnology 1.8%
Alexion Pharmaceuticals, Inc. (a)	1,771	190,843
Alnylam Pharmaceuticals, Inc. (a)	1,500	77,700
Amarin Corp. PLC, ADR (a)	8,507	53,594
Amgen, Inc.	3,355	365,494
Ariad Pharmaceuticals, Inc. (a)	11,235	208,971
Biogen Idec, Inc. (a)	881	187,671
Celgene Corp. (a)	5,730	802,085
Dynavax Technologies Corp. (a)(b)	27,905	35,439
Gilead Sciences, Inc. (a)	11,951	720,287
GTx, Inc. (a)(b)	16,625	25,769
Infinity Pharmaceuticals, Inc. (a)	6,165	114,114
Keryx Biopharmaceuticals, Inc. (a)	12,890	109,952
Pharmacyclics, Inc. (a)	1,585	176,728
Vertex Pharmaceuticals, Inc. (a)	5,143	386,496
Total		3,455,143
Health Care Equipment & Supplies 1.1%
Abbott Laboratories	11,472	382,362
Baxter International, Inc.	4,309	299,734
Boston Scientific Corp. (a)	15,830	167,481
Covidien PLC (b)	7,053	418,948
Edwards Lifesciences Corp. (a)	4,389	308,898
Hologic, Inc. (a)	7,795	166,345
St. Jude Medical, Inc.	2,341	118,010
Zimmer Holdings, Inc.	2,368	187,285
Total		2,049,063
Health Care Providers & Services 0.7%
Aetna, Inc.	3,770	238,980
Cardinal Health, Inc.	11,825	594,561
CIGNA Corp.	4,344	341,829

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Express Scripts Holding Co. (a)	3,695	$236,037
Total		1,411,407
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc. (b)	1,785	158,562
Pharmaceuticals 2.0%
AbbVie, Inc.	7,740	329,801
Actavis, Inc. (a)	1,440	194,659
Allergan, Inc.	3,637	321,438
Bristol-Myers Squibb Co.	8,260	344,360
Johnson & Johnson	10,656	920,785
Merck & Co., Inc.	9,055	428,211
Mylan, Inc. (a)	5,780	204,265
Novo Nordisk A/S, ADR	1,195	199,493
Pfizer, Inc.	23,850	672,809
Roche Holding AG, ADR	2,055	127,944
Salix Pharmaceuticals Ltd. (a)	1,950	130,533
Total		3,874,298
TOTAL HEALTH CARE		10,948,473
INDUSTRIALS 3.5%
Aerospace & Defense 1.4%
Boeing Co. (The)	4,730	491,542
General Dynamics Corp.	1,348	112,221
Honeywell International, Inc.	8,567	681,676
Precision Castparts Corp.	2,108	445,294
Raytheon Co.	7,125	537,296
United Technologies Corp.	4,076	408,008
Total		2,676,037
Air Freight & Logistics 0.2%
FedEx Corp.	2,102	225,671
United Parcel Service, Inc., Class B	2,115	181,001
Total		406,672
Airlines 0.2%
Alaska Air Group, Inc.	2,525	142,965
Delta Air Lines, Inc.	8,890	175,400
Total		318,365
Commercial Services & Supplies 0.3%
ADT Corp. (The)	1,893	75,398
Tyco International Ltd.	6,003	198,339

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
Waste Connections, Inc.	3,207	$135,849
Waste Management, Inc.	3,260	131,834
Total		541,420
Construction & Engineering 0.2%
Foster Wheeler AG (a)	5,125	118,797
MasTec, Inc. (a)	6,905	219,579
Total		338,376
Electrical Equipment 0.3%
Eaton Corp. PLC	4,189	265,248
Emerson Electric Co.	1,970	118,929
Rockwell Automation, Inc.	1,645	159,943
Total		544,120
Industrial Conglomerates 0.1%
General Electric Co.	9,320	215,665
Machinery 0.3%
Dover Corp.	4,115	349,981
Illinois Tool Works, Inc.	1,395	99,701
Parker Hannifin Corp.	1,455	145,427
Total		595,109
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	2,336	232,385
Nielsen Holdings NV	6,526	225,147
Total		457,532
Road & Rail 0.2%
JB Hunt Transport Services, Inc.	2,205	158,760
Union Pacific Corp.	2,196	337,174
Total		495,934
Trading Companies & Distributors 0.1%
Fastenal Co.	6,093	268,031
TOTAL INDUSTRIALS		6,857,261
INFORMATION TECHNOLOGY 7.0%
Communications Equipment 0.5%
Cisco Systems, Inc.	18,560	432,634
QUALCOMM, Inc.	9,443	625,882
Total		1,058,516

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals 1.0%
Apple, Inc.	1,754	$854,286
EMC Corp.	27,704	714,209
Hewlett-Packard Co.	4,125	92,152
NCR Corp. (a)	7,841	278,983
Total		1,939,630
Internet Software & Services 1.4%
Baidu, Inc., ADR (a)	3,018	409,030
eBay, Inc. (a)	7,793	389,572
Facebook, Inc., Class A (a)	13,496	557,115
Google, Inc., Class A (a)	960	813,024
LinkedIn Corp., Class A (a)	1,503	360,780
MercadoLibre, Inc.	1,733	205,690
Total		2,735,211
IT Services 1.2%
Accenture PLC, Class A	7,401	534,722
Automatic Data Processing, Inc.	2,650	188,574
Cognizant Technology Solutions Corp., Class A (a)	4,647	340,625
International Business Machines Corp.	2,322	423,231
Mastercard, Inc., Class A	872	528,502
Visa, Inc., Class A	1,953	340,642
Total		2,356,296
Semiconductors & Semiconductor Equipment 1.0%
ARM Holdings PLC, ADR	5,537	224,415
Avago Technologies Ltd.	3,316	127,699
Cavium, Inc. (a)	5,370	203,899
Intel Corp.	12,585	276,618
KLA-Tencor Corp.	5,950	328,143
Lam Research Corp. (a)	4,090	190,880
Marvell Technology Group Ltd.	14,835	179,652
Skyworks Solutions, Inc. (a)	8,984	227,834
Texas Instruments, Inc.	3,960	151,272
Total		1,910,412
Software 1.9%
Activision Blizzard, Inc.	24,630	401,962
Autodesk, Inc. (a)	5,384	197,862
Check Point Software Technologies Ltd. (a)	3,493	195,852
Citrix Systems, Inc. (a)	4,600	325,542
Electronic Arts, Inc. (a)	11,314	301,405
Intuit, Inc.	4,275	271,591

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Microsoft Corp.	18,882	$630,659
Oracle Corp.	5,772	183,896
Red Hat, Inc. (a)	6,243	315,396
Salesforce.com, Inc. (a)	8,403	412,839
VMware, Inc., Class A (a)	4,567	384,313
Total		3,621,317
TOTAL INFORMATION TECHNOLOGY		13,621,382
MATERIALS 1.1%
Chemicals 0.9%
Celanese Corp., Class A	1,005	49,486
Dow Chemical Co. (The)	13,518	505,573
EI du Pont de Nemours & Co.	3,740	211,759
LyondellBasell Industries NV, Class A	1,550	108,733
Monsanto Co.	3,734	365,521
Mosaic Co. (The)	2,790	116,203
RPM International, Inc.	2,800	95,144
Sherwin-Williams Co. (The)	1,850	318,940
Total		1,771,359
Containers & Packaging 0.1%
Sonoco Products Co.	2,800	104,244
Paper & Forest Products 0.1%
International Paper Co.	4,000	188,840
TOTAL MATERIALS		2,064,443
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	22,095	747,474
Verizon Communications, Inc.	10,600	502,228
Total		1,249,702
Wireless Telecommunication Services 0.1%
Vodafone Group PLC, ADR	5,205	168,381
TOTAL TELECOMMUNICATION SERVICES		1,418,083
UTILITIES 0.5%
Electric Utilities 0.3%
American Electric Power Co., Inc.	2,875	123,050
Duke Energy Corp.	1,305	85,608
NextEra Energy, Inc.	1,045	83,976
Northeast Utilities	2,905	119,018

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
Westar Energy, Inc.	2,825	$87,886
Total		499,538
Multi-Utilities 0.2%
CMS Energy Corp.	4,270	113,283
Dominion Resources, Inc.	1,585	92,485
Sempra Energy	1,120	94,550
Wisconsin Energy Corp.	2,740	112,450
Total		412,768
TOTAL UTILITIES		912,306
Total Common Stocks (Cost: $49,935,391)		$64,366,926

Convertible Preferred Stocks 1.6%
CONSUMER STAPLES 0.1%
Food Products 0.1%
Bunge Ltd., 4.875%	1,600	167,680
TOTAL CONSUMER STAPLES		167,680
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Penn Virginia Corp., 6.000%	960	95,482
TOTAL ENERGY		95,482
FINANCIALS 0.7%
Commercial Banks 0.1%
Wells Fargo & Co., 7.500%	180	204,300
Diversified Financial Services 0.2%
AMG Capital Trust II, 5.150%	4,500	257,344
Bank of America Corp., 7.250%	200	215,770
Total		473,114
Real Estate Investment Trusts (REITs) 0.4%
Alexandria Real Estate Equities, Inc., 7.000%	10,000	250,625
Health Care REIT, Inc., 6.500%	3,500	200,795
Weyerhaeuser Co., 6.375%	3,750	199,425

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
iStar Financial, Inc., 4.500%	2,000	$104,112
Total		754,957
TOTAL FINANCIALS		1,432,371
HEALTH CARE —%
Health Care Equipment & Supplies —%
Alere, Inc., 3.000%	200	53,409
TOTAL HEALTH CARE		53,409
INDUSTRIALS 0.2%
Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	2,400	149,064
Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%	5,500	237,875
TOTAL INDUSTRIALS		386,939
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Lucent Technologies Capital Trust I, 7.750%	200	195,500
TOTAL INFORMATION TECHNOLOGY		195,500
UTILITIES 0.4%
Electric Utilities 0.2%
NextEra Energy, Inc., 5.599%	4,000	221,188
PPL Corp., 8.750%	4,000	213,960
Total		435,148
Multi-Utilities 0.2%
CenterPoint Energy, Inc., 3.547% (a)(c)	3,110	146,753
Dominion Resources, Inc., 6.000%	1,978	101,274
Dominion Resources, Inc., 6.125%	1,978	101,333
Total		349,360
TOTAL UTILITIES		784,508
Total Convertible Preferred Stocks (Cost: $2,831,129)		$3,115,889

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 3.2%
Airlines 0.1%
United Continental Holdings, Inc.
06/30/21	4.500%	$135,000	$141,899
Automotive 0.1%
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	190,000	190,000
Banking 0.1%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	110,000	111,238
TOTAL BANKING			111,238
Brokerage 0.1%
Janus Capital Group, Inc. Senior Unsecured
07/15/14	3.250%	150,000	152,437
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	195,000	229,856
Diversified Manufacturing 0.2%
GT Advanced Technologies, Inc. Senior Unsecured
10/01/17	3.000%	160,000	172,900
Sterlite Industries India Ltd. Senior Unsecured
10/30/14	4.000%	230,000	223,675
Total			396,575
Food and Beverage 0.1%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	240,000	232,950
Gaming 0.1%
MGM Resorts International
04/15/15	4.250%	170,000	202,087
Health Care 0.2%
Alere, Inc. Senior Subordinated Notes
05/15/16	3.000%	140,000	147,175

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Health Care (continued)
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	$115,000	$110,998
WebMD Health Corp. Senior Unsecured
01/31/18	2.500%	200,000	191,250
Total			449,423
Independent Energy 0.3%
Chesapeake Energy Corp.
12/15/38	2.250%	350,000	317,187
Endeavour International Corp.
07/15/16	5.500%	135,000	105,975
Goodrich Petroleum Corp. Senior Unsecured
10/01/29	5.000%	250,000	267,344
Total			690,506
Lodging 0.2%
Home Inns & Hotels Management, Inc. Senior Unsecured
12/15/15	2.000%	130,000	121,225
Morgans Hotel Group Co.
10/15/14	2.375%	200,000	196,250
Total			317,475
Media Non-Cable 0.1%
Cenveo Corp.
05/15/17	7.000%	150,000	145,290
Metals 0.1%
Jaguar Mining, Inc. Senior Unsecured (d)
11/01/14	4.500%	200,000	53,000
James River Coal Co. (d)
06/01/18	10.000%	179,000	91,738
Molycorp, Inc. Senior Unsecured
06/15/16	3.250%	208,000	142,542
Total			287,280
Non-Captive Consumer 0.1%
DFC Global Corp. Senior Unsecured (d)
04/15/17	3.250%	170,000	156,439
TOTAL NON-CAPTIVE CONSUMER			156,439

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Oil Field Services 0.1%
Vantage Drilling Co. Senior Unsecured (d)
07/15/43	5.500%	$119,000	$125,069
Other Financial Institutions 0.1%
Ares Capital Corp. Senior Unsecured (d)
01/15/19	4.375%	193,000	189,550
Pharmaceuticals 0.2%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	240,000	157,200
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	180,000	159,300
Savient Pharmaceuticals, Inc. Senior Unsecured
02/01/18	4.750%	215,000	37,356
Supernus Pharmaceuticals, Inc. Senior Secured (c)
05/01/19	7.500%	95,000	122,099
Total			475,955
Property & Casualty 0.1%
MGIC Investment Corp. Senior Unsecured
05/01/17	5.000%	110,000	119,027
TOTAL PROPERTY & CASUALTY			119,027
Railroads 0.2%
Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	300,000	311,437
REITs 0.1%
American Realty Capital Properties, Inc. Senior Unsecured
08/01/18	3.000%	210,000	202,201
Retailers 0.1%
Rite Aid Corp. Senior Unsecured
05/15/15	8.500%	95,000	149,447

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology 0.2%
Ciena Corp. Senior Unsecured
06/15/17	0.875%	$300,000	$289,687
Digital River, Inc. Senior Unsecured
11/01/30	2.000%	150,000	148,219
Powerwave Technologies, Inc. Subordinated Notes (e)
10/01/27	3.875%	155,000	775
Total			438,681
Tobacco 0.1%
Vector Group Ltd. Senior Unsecured (c)
01/15/19	2.500%	124,000	144,026
Transportation Services 0.1%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	200,000	190,000
Total Convertible Bonds (Cost: $6,130,197)			$6,048,848

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 1.4%
U.S. Treasury Bills
09/19/13	0.010%	750,000	749,994
10/17/13	0.040%	250,000	249,987
11/07/13	0.020%	500,000	499,977
01/02/14	0.030%	1,250,000	1,249,885
Total Treasury Bills (Cost: $2,749,572)			$2,749,843

	Shares	Value

Money Market Funds 60.0%
Columbia Short-Term Cash Fund, 0.097% (b)(f)(g)	116,096,265	$116,096,265
Total Money Market Funds (Cost: $116,096,265)		$116,096,265
Total Investments
(Cost: $177,742,554) (h)		$192,377,771

Issuer	Shares	Value

Investments Sold Short (9.1)%

Common Stocks (9.1)%

CONSUMER DISCRETIONARY (1.7)%
Auto Components (0.2)%
Autoliv, Inc.	(2,380)	$(192,733)
BorgWarner, Inc.	(1,590)	(153,562)
Total		(346,295)
Hotels, Restaurants & Leisure (0.4)%
Burger King Worldwide, Inc.	(8,840)	(172,910)
Cheesecake Factory, Inc. (The)	(4,410)	(184,206)
Chipotle Mexican Grill, Inc. (a)	(425)	(173,472)
Wendy’s Co. (The)	(24,501)	(185,228)
Total		(715,816)
Leisure Equipment & Products (0.1)%
Mattel, Inc.	(5,845)	(236,722)
Media (0.6)%
Discovery Communications, Inc., Class A (a)	(3,270)	(253,458)
Grupo Televisa SAB, ADR	(7,779)	(195,642)
Omnicom Group, Inc.	(4,369)	(264,980)
Pearson PLC, ADR	(11,193)	(219,830)
Regal Entertainment Group, Class A	(7,650)	(136,858)
Total		(1,070,768)
Multiline Retail (0.1)%
Nordstrom, Inc.	(3,160)	(176,107)
Specialty Retail (0.2)%
Aeropostale, Inc. (a)	(14,870)	(120,893)
L Brands, Inc.	(3,940)	(225,999)
Staples, Inc.	(8,855)	(123,173)
Total		(470,065)
Textiles, Apparel & Luxury Goods (0.1)%
Under Armour, Inc., Class A (a)	(2,664)	(193,513)
TOTAL CONSUMER DISCRETIONARY		(3,209,286)
CONSUMER STAPLES (0.6)%
Food & Staples Retailing (0.1)%
SYSCO Corp.	(3,713)	(118,890)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (0.2)%
General Mills, Inc.	(5,164)	$(254,689)
McCormick & Co., Inc.	(4,040)	(273,306)
Total		(527,995)
Household Products (0.3)%
Church & Dwight Co., Inc.	(4,660)	(276,571)
Clorox Co. (The)	(3,320)	(274,564)
Total		(551,135)
TOTAL CONSUMER STAPLES		(1,198,020)
FINANCIALS (1.7)%
Capital Markets (0.2)%
Morgan Stanley	(3,521)	(90,701)
Northern Trust Corp.	(4,277)	(234,679)
T Rowe Price Group, Inc.	(1,995)	(139,929)
Total		(465,309)
Commercial Banks (0.4)%
First Republic Bank/ca	(3,955)	(175,127)
KeyCorp	(18,268)	(213,188)
M&T Bank Corp.	(1,231)	(139,522)
Westamerica Bancorporation	(4,235)	(199,341)
Total		(727,178)
Insurance (0.4)%
Principal Financial Group, Inc.	(4,555)	(186,391)
Progressive Corp. (The)	(7,865)	(197,176)
WR Berkley Corp.	(5,070)	(208,478)
XL Group PLC	(7,920)	(234,115)
Total		(826,160)
Real Estate Investment Trusts (REITs) (0.7)%
Ashford Hospitality Trust, Inc.	(11,485)	(132,422)
BRE Properties, Inc.	(3,011)	(144,498)
Health Care REIT, Inc.	(2,495)	(153,293)
Healthcare Realty Trust, Inc.	(7,517)	(169,057)
Mack-Cali Realty Corp.	(5,330)	(115,128)
Parkway Properties, Inc.	(10,515)	(171,920)
Regency Centers Corp.	(3,842)	(182,687)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)

FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Washington Real Estate Investment Trust	(7,052)	$(171,787)
Total		(1,240,792)
TOTAL FINANCIALS		(3,259,439)
HEALTH CARE (1.7)%
Biotechnology (0.6)%
Acorda Therapeutics, Inc. (a)	(1,100)	(37,169)
Aegerion Pharmaceuticals, Inc. (a)	(550)	(47,674)
Immunogen, Inc.	(11,888)	(190,208)
Immunomedics, Inc.	(17,070)	(101,566)
Incyte Corp., Ltd. (a)	(5,549)	(188,056)
Ironwood Pharmaceuticals, Inc.	(13,320)	(155,178)
Isis Pharmaceuticals, Inc.	(5,735)	(148,135)
Myriad Genetics, Inc. (a)	(1,740)	(45,536)
Seattle Genetics, Inc.	(1,045)	(44,308)
United Therapeutics Corp. (a)	(1,555)	(110,265)
Total		(1,068,095)
Health Care Equipment & Supplies (0.3)%
Becton Dickinson and Co.	(2,257)	(219,787)
CR Bard, Inc.	(2,245)	(257,883)
Stryker Corp.	(1,528)	(102,208)
Total		(579,878)
Health Care Providers & Services (0.1)%
Laboratory Corp. of America Holdings (a)	(3,023)	(289,361)
Life Sciences Tools & Services (0.2)%
Mettler-Toledo International, Inc. (a)	(631)	(138,965)
QIAGEN NV	(11,440)	(229,258)
Total		(368,223)
Pharmaceuticals (0.5)%
Auxilium Pharmaceuticals, Inc. (a)	(2,330)	(40,659)
Bristol-Myers Squibb Co.	(6,915)	(288,286)
Eli Lilly & Co.	(4,740)	(243,636)
Novartis AG, ADR	(3,688)	(269,150)
Shire PLC, ADR	(1,260)	(138,877)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Viropharma, Inc. (a)	(1,590)	$(47,939)
Total		(1,028,547)
TOTAL HEALTH CARE		(3,334,104)
INDUSTRIALS (1.3)%
Aerospace & Defense (0.1)%
Alliant Techsystems, Inc.	(1,190)	(115,144)
United Technologies Corp.	(1,045)	(104,605)
Total		(219,749)
Air Freight & Logistics (0.1)%
Expeditors International of Washington, Inc.	(5,470)	(221,863)
Building Products (0.1)%
Armstrong World Industries, Inc.	(5,095)	(247,413)
Commercial Services & Supplies (0.3)%
Cintas Corp.	(4,677)	(223,373)
Iron Mountain, Inc.	(4,565)	(117,777)
Waste Management, Inc.	(4,650)	(188,046)
Total		(529,196)
Construction & Engineering (0.1)%
Jacobs Engineering Group, Inc. (a)	(4,367)	(254,509)
Machinery (0.2)%
Deere & Co.	(1,095)	(91,586)
PACCAR, Inc.	(5,233)	(280,541)
Total		(372,127)
Road & Rail (0.3)%
Con-way, Inc.	(5,530)	(230,048)
Kansas City Southern	(2,571)	(271,035)
Total		(501,083)
Trading Companies & Distributors (0.1)%
Fastenal Co.	(5,095)	(224,129)
TOTAL INDUSTRIALS		(2,570,069)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (1.8)%
Computers & Peripherals (0.3)%
Diebold, Inc.	(6,370)	$(180,144)
Hewlett-Packard Co.	(10,719)	(239,462)
Lexmark International, Inc., Class A	(7,657)	(261,563)
Total		(681,169)
Electronic Equipment, Instruments & Components (0.2)%
Corning, Inc.	(14,340)	(201,334)
Dolby Laboratories, Inc., Class A	(2,970)	(93,347)
Vishay Intertechnology, Inc. (a)	(14,750)	(180,687)
Total		(475,368)
IT Services (0.4)%
Computer Sciences Corp.	(5,919)	(296,838)
Paychex, Inc.	(7,339)	(283,872)
SAIC, Inc.	(11,860)	(178,730)
Total		(759,440)
Semiconductors & Semiconductor Equipment (0.4)%
Amkor Technology, Inc. (a)	(46,200)	(185,262)
Atmel Corp. (a)	(31,030)	(225,278)
Triquint Semiconductor, Inc. (a)	(37,270)	(281,016)
Total		(691,556)
Software (0.5)%
Adobe Systems, Inc. (a)	(5,631)	(257,618)
ANSYS, Inc. (a)	(2,519)	(211,546)
Concur Technologies, Inc. (a)	(1,855)	(181,271)
SAP AG, ADR	(3,058)	(225,741)
Total		(876,176)
TOTAL INFORMATION TECHNOLOGY		(3,483,709)
MATERIALS (0.3)%
Construction Materials (0.1)%
Martin Marietta Materials, Inc.	(1,864)	(179,037)
Containers & Packaging (0.1)%
MeadWestvaco Corp.	(7,181)	(257,439)
Metals & Mining (0.1)%
Alcoa, Inc.	(15,461)	(119,050)

Investments Sold Short (continued)

Common Stocks (continued)

MATERIALS (CONTINUED)
TOTAL MATERIALS	(555,526)
Total Common Stocks (Proceeds: $15,394,104)	$(17,610,153)

Investments Sold Short (continued)
Total Investments Sold Short (Proceeds: $15,394,104)	$(17,610,153)
Total Investments, Net of Investments Sold Short	174,767,618(i)
Other Assets & Liabilities, Net	18,615,785
Net Assets	$193,383,403

Investments in Derivatives Futures Contracts Outstanding at August 31, 2013

At August 31, 2013, $7,429,264 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3-Month Euro Euribor	340	111,924,587	March 2014	—	(30,379)
3-Month Euro Swiss Franc	185	49,682,277	March 2014	9,537	—
3-Month Euroyen	(613)	(155,700,502)	March 2014	—	(12,693)
90-Day Eurodollar	(491)	(122,308,100)	March 2014	—	(79,550)
90-Day Sterling	(514)	(98,950,930)	March 2014	—	(4,947)
Australia Treasury Bond, 10-year	199	20,775,717	September 2013	—	(195,825)
Canadian Bank Acceptance	(145)	(33,961,360)	March 2014	—	(3,847)
Canadian Treasury Bond, 10-year	(97)	(11,861,388)	December 2013	—	(52,904)
CAC40-10 Euro	15	780,302	September 2013	—	(20,934)
CBOE VIX Index	(64)	(1,254,400)	January 2014	—	(69,003)
CBOE VIX Index	(283)	(4,952,500)	September 2013	—	(164,186)
CBOE VIX Index	17	308,550	October 2013	806	—
CBOE VIX Index	364	6,788,600	November 2013	145,599	—
CBOE VIX Index	55	1,042,250	December 2013	75,057	—
DAX Index	1	268,212	September 2013	—	(10,054)
Euro-Bund, 10-year	(67)	(12,455,520)	September 2013	—	(32,828)
Euro STOXX 50	84	3,027,477	September 2013	—	(60,465)
FTSE 100 Index	23	2,284,011	September 2013	—	(2,574)
FTSE MIB Index	16	1,764,561	September 2013	—	(1,174)
Hang Seng Index	(10)	(1,390,685)	September 2013	—	(8,286)
IBEX-35 Index	39	4,275,552	September 2013	—	(167,856)
Japanese Government Bond, 10-year	(20)	(29,403,677)	September 2013	—	(86,821)
MSCI Singapore Index	48	2,589,652	September 2013	126	—
OMXS 30 Index	(41)	(751,967)	September 2013	9,196	—
SPI 200 Index	83	9,452,201	September 2013	148,487	—
S&P 500 Emini Index	(607)	(49,509,955)	September 2013	—	(137,590)
S&P 500 Index	(18)	(7,340,850)	September 2013	45,531	—
S&P/TSE 60 Index	(38)	(5,241,280)	September 2013	—	(106,355)
TOPIX Index	(50)	(5,614,401)	September 2013	216,657
United Kingdom Long GILT, 10-year	(15)	(2,543,058)	December 2013	—	(1,179)
U.S. Long Bond, 20-year	59	7,782,469	December 2013	79,629	—
Total				730,625	(1,249,450)

Interest Rate Swap Contracts Outstanding at August 31, 2013

At August 31, 2013 cash totaling $1,560,000 was received from broker as collateral to cover open interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan Chase Bank	6-Month CHF LIBOR-BBA	Receive	0.940	October 26, 2022	CHF	32,500,000	1,399,076	—

Forward Foreign Currency Exchange Contracts Open at August 31, 2013

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	September 16, 2013	5,066,000	CHF	5,421,777	USD	—	(23,392)
Citigroup Global Markets, Inc.	September 16, 2013	6,121,000	EUR	8,111,929	USD	21,793	—
Standard Chartered Bank	September 16, 2013	8,686,000	GBP	13,509,770	USD	50,323	—
Citigroup Global Markets, Inc.	September 16, 2013	13,474,072	USD	80,268,000	NOK	—	(363,888)
Standard Chartered Bank	September 16, 2013	8,085,224	USD	10,089,000	NZD	—	(294,781)
Standard Chartered Bank	September 17, 2013	30,000	CHF	32,204	USD	—	(41)
Citigroup Global Markets, Inc.	September 17, 2013	731,000	EUR	966,746	USD	579	—
Citigroup Global Markets, Inc.	September 17, 2013	27,274,000	NOK	4,464,634	USD	10,132	—
Standard Chartered Bank	September 17, 2013	3,398,000	NZD	2,633,960	USD	10,297	—
Standard Chartered Bank	September 17, 2013	73,453	USD	68,000	CHF	—	(363)
Citigroup Global Markets, Inc.	September 17, 2013	67,977	USD	51,000	EUR	—	(570)
Standard Chartered Bank	September 17, 2013	42,024	USD	27,000	GBP	—	(186)
Standard Chartered Bank	September 17, 2013	9,814,717	USD	6,336,000	GBP	3,196	—
Citigroup Global Markets, Inc.	September 17, 2013	313,834	USD	1,919,000	NOK	—	(415)
Standard Chartered Bank	September 17, 2013	204,324	USD	261,000	NZD	—	(2,801)
HSBC Securities (USA), Inc.	September 17, 2013	3,633,383	USD	23,721,000	SEK	—	(55,170)
Barclays Bank PLC	September 27, 2013	536,019	AUD	475,849	USD	—	(516)
Barclays Bank PLC	September 27, 2013	10,585,627	AUD	9,541,509	USD	133,975	—
Citigroup Global Markets, Inc.	September 27, 2013	1,531,584	AUD	1,359,243	USD	—	(1,889)
Citigroup Global Markets, Inc.	September 27, 2013	35,630,223	AUD	32,515,940	USD	851,066	—
HSBC Securities (USA), Inc.	September 27, 2013	1,218,707	AUD	1,098,449	USD	15,374	—
Wells Fargo Bank	September 27, 2013	1,800,000	AUD	1,650,537	USD	50,862	—
Barclays Bank PLC	September 27, 2013	14,348,383	CAD	13,844,988	USD	230,403	—
Citigroup Global Markets, Inc.	September 27, 2013	14,293,991	CAD	13,861,091	USD	298,116	—
HSBC Securities (USA), Inc.	September 27, 2013	16,625,915	CAD	16,115,421	USD	339,780	—
Wells Fargo Bank	September 27, 2013	2,600,000	CAD	2,529,109	USD	62,077	—
Barclays Bank PLC	September 27, 2013	3,954,967	CHF	4,246,026	USD	—	(5,305)
Barclays Bank PLC	September 27, 2013	1,028,912	CHF	1,111,991	USD	5,978	—
Citigroup Global Markets, Inc.	September 27, 2013	7,094,041	CHF	7,617,397	USD	—	(8,235)
Citigroup Global Markets, Inc.	September 27, 2013	1,478,538	CHF	1,598,601	USD	9,270	—
HSBC Securities (USA), Inc.	September 27, 2013	15,326,256	CHF	16,451,797	USD	—	(22,929)
HSBC Securities (USA), Inc.	September 27, 2013	683,039	CHF	738,709	USD	4,487	—
Standard Chartered Bank	September 27, 2013	211,733	CHF	227,391	USD	—	(208)
Barclays Bank PLC	September 27, 2013	7,602,125	EUR	10,077,037	USD	28,934	—
Citigroup Global Markets, Inc.	September 27, 2013	27,973,287	EUR	37,117,104	USD	143,438	—
HSBC Securities (USA), Inc.	September 27, 2013	15,381,780	EUR	20,434,985	USD	104,131	—
Barclays Bank PLC	September 27, 2013	876,559	GBP	1,340,676	USD	—	(17,487)
Barclays Bank PLC	September 27, 2013	1,659,273	GBP	2,584,999	USD	14,081	—
Citigroup Global Markets, Inc.	September 27, 2013	11,638,531	GBP	17,857,812	USD	—	(175,211)
Citigroup Global Markets, Inc.	September 27, 2013	2,722,783	GBP	4,227,146	USD	8,400	—
HSBC Securities (USA), Inc.	September 27, 2013	1,740,814	GBP	2,723,887	USD	26,626	—
Standard Chartered Bank	September 27, 2013	41,298	GBP	63,325	USD	—	(663)
Wells Fargo Bank	September 27, 2013	940,367	GBP	1,443,905	USD	—	(13,122)
Barclays Bank PLC	September 27, 2013	233,799,380	JPY	2,372,348	USD	—	(9,106)
Barclays Bank PLC	September 27, 2013	1,085,487,883	JPY	11,098,524	USD	41,865	—
Citigroup Global Markets, Inc.	September 27, 2013	3,168,803,714	JPY	32,011,423	USD	—	(265,659)
Citigroup Global Markets, Inc.	September 27, 2013	680,120,353	JPY	6,936,236	USD	8,606	—
HSBC Securities (USA), Inc.	September 27, 2013	82,450,643	JPY	830,606	USD	—	(9,227)
HSBC Securities (USA), Inc.	September 27, 2013	471,672,634	JPY	4,826,793	USD	22,388	—
Wells Fargo Bank	September 27, 2013	42,322,383	JPY	432,163	USD	1,072	—
Barclays Bank PLC	September 27, 2013	37,425,786	NOK	6,271,955	USD	161,685	—
Citigroup Global Markets, Inc.	September 27, 2013	53,204,645	NOK	8,932,902	USD	246,519	—
HSBC Securities (USA), Inc.	September 27, 2013	74,292,599	NOK	12,506,579	USD	377,298	—
Wells Fargo Bank	September 27, 2013	20,416,913	NOK	3,432,784	USD	99,445	—
Barclays Bank PLC	September 27, 2013	3,266,659	NZD	2,562,757	USD	42,215	—
Citigroup Global Markets, Inc.	September 27, 2013	20,182,879	NZD	16,110,457	USD	537,421	—

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
HSBC Securities (USA), Inc.	September 27, 2013	997,362	NZD	782,844	USD	13,282	—
Barclays Bank PLC	September 27, 2013	37,478,501	SEK	5,757,643	USD	105,440	—
Citigroup Global Markets, Inc.	September 27, 2013	114,712,807	SEK	17,700,059	USD	400,004	—
HSBC Securities (USA), Inc.	September 27, 2013	8,985,791	SEK	1,369,896	USD	14,731	—
Wells Fargo Bank	September 27, 2013	8,966,274	SEK	1,381,876	USD	29,655	—
Barclays Bank PLC	September 27, 2013	22,698,286	SGD	17,729,724	USD	—	(65,014)
Barclays Bank PLC	September 27, 2013	10,093,571	SGD	7,954,748	USD	41,708	—
Citigroup Global Markets, Inc.	September 27, 2013	9,853,481	SGD	7,712,301	USD	—	(12,517)
Citigroup Global Markets, Inc.	September 27, 2013	27,132,762	SGD	21,347,745	USD	76,517	—
HSBC Securities (USA), Inc.	September 27, 2013	2,942,890	SGD	2,298,761	USD	—	(8,371)
HSBC Securities (USA), Inc.	September 27, 2013	20,242,035	SGD	15,936,109	USD	66,993	—
Wells Fargo Bank	September 27, 2013	7,500,000	SGD	5,923,960	USD	44,197	—
Barclays Bank PLC	September 27, 2013	3,519,329	USD	3,926,594	AUD	—	(29,733)
Barclays Bank PLC	September 27, 2013	335,414	USD	377,622	AUD	181	—
Citigroup Global Markets, Inc.	September 27, 2013	7,632,230	USD	8,457,126	AUD	—	(116,312)
HSBC Securities (USA), Inc.	September 27, 2013	24,198,794	USD	26,422,751	AUD	—	(716,676)
Wells Fargo Bank	September 27, 2013	775,722	USD	845,967	AUD	—	(23,904)
Barclays Bank PLC	September 27, 2013	9,372,769	USD	9,705,076	CAD	—	(164,025)
Barclays Bank PLC	September 27, 2013	377,451	USD	398,485	CAD	655	—
Citigroup Global Markets, Inc.	September 27, 2013	11,480,735	USD	11,847,630	CAD	—	(239,010)
Citigroup Global Markets, Inc.	September 27, 2013	377,209	USD	398,485	CAD	897	—
HSBC Securities (USA), Inc.	September 27, 2013	17,498,854	USD	18,051,920	CAD	—	(370,137)
Wells Fargo Bank	September 27, 2013	1,848,428	USD	1,900,239	CAD	—	(45,370)
Barclays Bank PLC	September 27, 2013	5,207,935	USD	4,807,535	CHF	—	(40,148)
Barclays Bank PLC	September 27, 2013	3,360,932	USD	3,129,826	CHF	3,427	—
Citigroup Global Markets, Inc.	September 27, 2013	7,444,130	USD	6,861,614	CHF	—	(68,342)
Citigroup Global Markets, Inc.	September 27, 2013	12,976,983	USD	12,086,371	CHF	15,077	—
HSBC Securities (USA), Inc.	September 27, 2013	3,403,689	USD	3,140,508	CHF	—	(27,847)
HSBC Securities (USA), Inc.	September 27, 2013	2,254,762	USD	2,099,754	CHF	2,337	—
Wells Fargo Bank	September 27, 2013	178,922	USD	166,490	CHF	43	—
Barclays Bank PLC	September 27, 2013	14,866,321	USD	11,140,805	EUR	—	(140,971)
Citigroup Global Markets, Inc.	September 27, 2013	18,344,375	USD	13,834,854	EUR	—	(58,171)
HSBC Securities (USA), Inc.	September 27, 2013	31,060,868	USD	23,413,990	EUR	—	(113,448)
HSBC Securities (USA), Inc.	September 27, 2013	312,372	USD	236,401	EUR	90	—
Wells Fargo Bank	September 27, 2013	6,041,793	USD	4,553,572	EUR	—	(23,114)
Barclays Bank PLC	September 27, 2013	8,129,461	USD	5,233,042	GBP	—	(21,260)
Barclays Bank PLC	September 27, 2013	3,250,397	USD	2,115,946	GBP	28,101	—
Citigroup Global Markets, Inc.	September 27, 2013	9,507,109	USD	6,125,383	GBP	—	(16,291)
Citigroup Global Markets, Inc.	September 27, 2013	5,224,675	USD	3,441,161	GBP	107,143	—
HSBC Securities (USA), Inc.	September 27, 2013	360,934	USD	232,660	GBP	—	(445)
HSBC Securities (USA), Inc.	September 27, 2013	17,046,544	USD	11,110,216	GBP	167,895	—
Wells Fargo Bank	September 27, 2013	2,763,846	USD	1,800,000	GBP	25,118	—
Barclays Bank PLC	September 27, 2013	6,269,101	USD	612,219,796	JPY	—	(33,098)
Barclays Bank PLC	September 27, 2013	681,037	USD	67,034,952	JPY	1,774	—
Citigroup Global Markets, Inc.	September 27, 2013	10,882,179	USD	1,053,193,101	JPY	—	(154,470)
Citigroup Global Markets, Inc.	September 27, 2013	3,200,334	USD	316,067,577	JPY	19,095	—
HSBC Securities (USA), Inc.	September 27, 2013	24,058,802	USD	2,355,563,053	JPY	—	(65,298)
HSBC Securities (USA), Inc.	September 27, 2013	471,340	USD	46,702,321	JPY	4,365	—
Wells Fargo Bank	September 27, 2013	8,022,955	USD	785,700,000	JPY	—	(19,902)
Barclays Bank PLC	September 27, 2013	7,723,038	USD	46,087,013	NOK	—	(198,702)
Citigroup Global Markets, Inc.	September 27, 2013	6,451,076	USD	38,413,187	NOK	—	(179,597)
Citigroup Global Markets, Inc.	September 27, 2013	259,234	USD	1,588,172	NOK	57	—
HSBC Securities (USA), Inc.	September 27, 2013	5,088,405	USD	30,226,484	NOK	—	(153,519)
Barclays Bank PLC	September 27, 2013	7,940,645	USD	10,066,341	NZD	—	(173,492)
Citigroup Global Markets, Inc.	September 27, 2013	911,367	USD	1,149,525	NZD	—	(24,397)
HSBC Securities (USA), Inc.	September 27, 2013	14,135,508	USD	17,731,137	NZD	—	(454,229)
Wells Fargo Bank	September 27, 2013	1,872,637	USD	2,325,159	NZD	—	(78,552)
Barclays Bank PLC	September 27, 2013	9,645,658	USD	62,857,273	SEK	—	(166,032)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets, Inc.	September 27, 2013	11,472,253	USD	74,960,025	SEK	—	(167,391)
HSBC Securities (USA), Inc.	September 27, 2013	24,825,244	USD	161,347,807	SEK	—	(492,075)
Barclays Bank PLC	September 27, 2013	6,613,010	USD	8,378,313	SGD	—	(44,677)
Barclays Bank PLC	September 27, 2013	4,058,140	USD	5,188,113	SGD	9,177	—
Citigroup Global Markets, Inc.	September 27, 2013	22,567,503	USD	28,560,340	SGD	—	(177,101)
Citigroup Global Markets, Inc.	September 27, 2013	1,518,337	USD	1,937,563	SGD	652	—
HSBC Securities (USA), Inc.	September 27, 2013	22,041,989	USD	27,940,189	SGD	—	(137,764)
Wells Fargo Bank	September 27, 2013	623,329	USD	789,162	SGD	—	(4,651)
Total						5,140,443	(6,297,217)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	This security, or a portion of this security was pledged as collateral for securities sold short. At August 31, 2013, total securities pledged was $696,560.
(c)	Variable rate security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the value of these securities amounted to $737,895 or 0.38% of net assets.

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2013, the value of these securities amounted to $775, which represents less than 0.01% of net assets.

(f)	The rate shown is the seven-day current annualized yield at August 31, 2013.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	104,637,618	58,581,571	(47,122,924)	116,096,265	30,048	116,096,265

(h)

At August 31, 2013, the cost of securities for federal income tax purposes was approximately $177,743,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,630,000
Unrealized Depreciation	(995,000)
Net Unrealized Appreciation	$14,635,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	9,287,883	—	—	9,287,883
Consumer Staples	4,879,466	—	—	4,879,466
Energy	4,397,739	—	—	4,397,739
Financials	9,979,890	—	—	9,979,890
Health Care	10,948,473	—	—	10,948,473
Industrials	6,857,261	—	—	6,857,261
Information Technology	13,621,382	—	—	13,621,382
Materials	2,064,443	—	—	2,064,443
Telecommunication Services	1,418,083	—	—	1,418,083
Utilities	912,306	—	—	912,306
Common Stocks - Investments Sold Short
Consumer Discretionary	(3,209,286)	—	—	(3,209,286)
Consumer Staples	(1,198,020)	—	—	(1,198,020)
Financials	(3,259,439)	—	—	(3,259,439)
Health Care	(3,334,104)	—	—	(3,334,104)
Industrials	(2,570,069)	—	—	(2,570,069)
Information Technology	(3,483,709)	—	—	(3,483,709)
Materials	(555,526)	—	—	(555,526)
Convertible Preferred Stocks
Consumer Staples	—	167,680	—	167,680
Energy	—	95,482	—	95,482
Financials	820,290	612,081	—	1,432,371
Health Care	53,409	—	—	53,409
Industrials	149,064	237,875	—	386,939
Information Technology	—	195,500	—	195,500
Utilities	416,567	367,941	—	784,508
Total Equity Securities	48,196,103	1,676,559	—	49,872,662
Bonds
Convertible Bonds	—	6,048,848	—	6,048,848
Total Bonds	—	6,048,848	—	6,048,848
Short-Term Securities
Treasury Bills	2,749,843	—	—	2,749,843
Total Short-Term Securities	2,749,843	—	—	2,749,843
Mutual Funds
Money Market Funds	116,096,265	—	—	116,096,265
Total Mutual Funds	116,096,265	—	—	116,096,265
Investments in Securities	167,042,211	7,725,407	—	174,767,618
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	5,140,443	—	5,140,443
Futures Contracts	730,625	—	—	730,625
Swap Contracts	—	1,399,076	—	1,399,076
Liabilities
Forward Foreign Currency Exchange Contracts	—	(6,297,217)	—	(6,297,217)
Futures Contracts	(1,249,450)	—	—	(1,249,450)
Total	166,523,386	7,967,709	—	174,491,095

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Active Portfolios – Diversified Equity Income Fund

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.7%
CONSUMER DISCRETIONARY 6.0%
Automobiles 1.2%
Ford Motor Co.	671,522	$10,871,941
Hotels, Restaurants & Leisure 0.2%
Royal Caribbean Cruises Ltd.	53,358	1,957,705
Media 3.5%
Omnicom Group, Inc.	37,248	2,259,091
Reed Elsevier PLC	202,618	2,485,288
Regal Entertainment Group, Class A	190,773	3,412,929
Time Warner, Inc.	120,018	7,264,689
Walt Disney Co. (The)	214,917	13,073,401
WPP PLC	135,627	2,511,666
Total		31,007,064
Multiline Retail 0.5%
Macy’s, Inc.	109,198	4,851,667
Specialty Retail 0.6%
Gap, Inc. (The)	50,303	2,034,254
Home Depot, Inc. (The)	40,886	3,045,598
Total		5,079,852
TOTAL CONSUMER DISCRETIONARY		53,768,229
CONSUMER STAPLES 7.0%
Beverages 0.4%
PepsiCo, Inc.	43,579	3,474,554
Food & Staples Retailing 1.4%
CVS Caremark Corp.	79,666	4,624,612
SYSCO Corp.	188,610	6,039,292
Walgreen Co.	33,902	1,629,669
Total		12,293,573
Food Products 2.5%
Kellogg Co.	68,790	4,176,241
Kraft Foods Group, Inc.	79,191	4,099,718
Mead Johnson Nutrition Co.	78,677	5,903,135
Mondelez International, Inc., Class A	120,458	3,694,447
Unilever NV - NY Shares	108,862	4,096,477
Total		21,970,018
Household Products 1.6%
Kimberly-Clark Corp.	44,355	4,146,305
Procter & Gamble Co. (The)	136,371	10,621,937
Total		14,768,242

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 1.1%
Altria Group, Inc.	85,794	$2,906,701
Lorillard, Inc.	104,023	4,400,173
Philip Morris International, Inc.	33,608	2,804,251
Total		10,111,125
TOTAL CONSUMER STAPLES		62,617,512
ENERGY 11.2%
Energy Equipment & Services 1.5%
Cameron International Corp. (a)	101,491	5,763,674
Schlumberger Ltd.	59,304	4,800,066
Seadrill Ltd.	73,627	3,405,985
Total		13,969,725
Oil, Gas & Consumable Fuels 9.7%
Anadarko Petroleum Corp.	60,289	5,511,620
BP PLC, ADR	226,823	9,367,790
Chevron Corp.	124,178	14,954,757
Enbridge, Inc.	223,221	9,140,900
EQT Corp.	79,058	6,776,852
Kinder Morgan, Inc.	34,795	1,319,774
Occidental Petroleum Corp.	83,068	7,327,428
Phillips 66	95,511	5,453,678
Pioneer Natural Resources Co.	65,135	11,396,671
Suncor Energy, Inc.	227,348	7,700,277
Valero Energy Corp.	140,365	4,987,168
Williams Companies, Inc. (The)	63,557	2,303,306
Total		86,240,221
TOTAL ENERGY		100,209,946
FINANCIALS 25.3%
Capital Markets 4.2%
Bank of New York Mellon Corp. (The)	158,088	4,701,537
BlackRock, Inc.	17,803	4,634,477
Goldman Sachs Group, Inc. (The)	110,871	16,866,805
Morgan Stanley	337,062	8,682,717
State Street Corp.	41,752	2,785,694
Total		37,671,230
Commercial Banks 6.1%
Fifth Third Bancorp	255,445	4,672,089
KeyCorp	431,282	5,033,061
PNC Financial Services Group, Inc. (The)	90,898	6,569,198
Regions Financial Corp.	506,968	4,765,499
U.S. Bancorp	130,667	4,720,999
Wells Fargo & Co.	577,645	23,729,657

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Zions Bancorporation	170,277	$4,762,648
Total		54,253,151
Consumer Finance 1.2%
Capital One Financial Corp.	124,952	8,065,651
Discover Financial Services	57,439	2,713,993
Total		10,779,644
Diversified Financial Services 7.3%
Bank of America Corp.	1,255,857	17,732,701
Citigroup, Inc.	487,428	23,557,395
JPMorgan Chase & Co.	470,333	23,765,927
Total		65,056,023
Insurance 6.0%
ACE Ltd.	161,484	14,165,376
Allstate Corp. (The)	156,572	7,502,930
American International Group, Inc. (a)	136,478	6,340,768
MetLife, Inc.	151,079	6,978,339
Travelers Companies, Inc. (The)	55,483	4,433,092
XL Group PLC	478,098	14,132,577
Total		53,553,082
Real Estate Investment Trusts (REITs) 0.5%
ProLogis, Inc.	46,127	1,625,515
Weyerhaeuser Co.	112,339	3,075,842
Total		4,701,357
TOTAL FINANCIALS		226,014,487
HEALTH CARE 14.0%
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	157,786	5,259,007
Boston Scientific Corp. (a)	699,696	7,402,784
Total		12,661,791
Health Care Providers & Services 3.7%
Aetna, Inc.	78,989	5,007,113
Cardinal Health, Inc.	46,018	2,313,785
CHS/Community Health Systems, Inc.	64,525	2,533,251
UnitedHealth Group, Inc.	268,156	19,237,511
Universal Health Services, Inc., Class B	57,800	3,915,950
Total		33,007,610
Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.	103,290	9,175,251

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 7.9%
GlaxoSmithKline PLC, ADR	176,547	$8,984,477
Johnson & Johnson	212,527	18,364,458
Merck & Co., Inc.	206,283	9,755,123
Novartis AG, ADR	64,215	4,686,411
Pfizer, Inc.	813,915	22,960,542
Roche Holding AG, ADR	88,877	5,533,482
Total		70,284,493
TOTAL HEALTH CARE		125,129,145
INDUSTRIALS 13.3%
Aerospace & Defense 2.8%
Boeing Co. (The)	90,612	9,416,399
Honeywell International, Inc.	74,479	5,926,294
United Technologies Corp.	96,590	9,668,659
Total		25,011,352
Airlines 1.2%
Delta Air Lines, Inc.	202,629	3,997,870
United Continental Holdings, Inc. (a)	228,536	6,504,135
Total		10,502,005
Commercial Services & Supplies 0.4%
ADT Corp. (The)	80,621	3,211,135
Construction & Engineering 0.4%
Fluor Corp.	58,510	3,711,289
Electrical Equipment 2.2%
ABB Ltd., ADR	176,183	3,772,078
Eaton Corp. PLC	217,299	13,759,373
Emerson Electric Co.	38,598	2,330,161
Total		19,861,612
Industrial Conglomerates 2.9%
General Electric Co.	1,115,460	25,811,744
Machinery 2.4%
Caterpillar, Inc.	139,965	11,552,711
Parker Hannifin Corp.	79,925	7,988,504
Pentair Ltd.	35,692	2,145,446
Total		21,686,661
Road & Rail 1.0%
Union Pacific Corp.	55,063	8,454,373
TOTAL INDUSTRIALS		118,250,171

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 11.9%
Communications Equipment 2.3%
Cisco Systems, Inc.	893,429	$20,825,830
Computers & Peripherals 1.9%
Apple, Inc.	13,497	6,573,714
EMC Corp.	230,808	5,950,230
Hewlett-Packard Co.	180,271	4,027,254
Total		16,551,198
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	257,263	3,611,972
TE Connectivity Ltd.	61,649	3,020,801
Total		6,632,773
IT Services 1.9%
Accenture PLC, Class A	60,395	4,363,539
Mastercard, Inc., Class A	17,107	10,368,211
Teradata Corp. (a)	41,865	2,451,614
Total		17,183,364
Office Electronics 0.5%
Xerox Corp.	411,403	4,105,802
Semiconductors & Semiconductor Equipment 2.6%
Analog Devices, Inc.	100,991	4,673,864
Fairchild Semiconductor International, Inc. (a)	84,829	1,035,762
Infineon Technologies AG, ADR	242,081	2,190,833
Intel Corp.	480,086	10,552,290
Microchip Technology, Inc.	24,890	965,981
ON Semiconductor Corp. (a)	567,770	4,110,655
Total		23,529,385
Software 2.0%
CA, Inc.	116,527	3,408,415
Citrix Systems, Inc. (a)	37,008	2,619,056
Microsoft Corp.	132,653	4,430,610
Oracle Corp.	81,422	2,594,105
Symantec Corp.	169,438	4,339,307
Total		17,391,493
TOTAL INFORMATION TECHNOLOGY		106,219,845
MATERIALS 2.7%
Chemicals 1.6%
Dow Chemical Co. (The)	81,408	3,044,659
LyondellBasell Industries NV, Class A	117,001	8,207,620
Mosaic Co. (The)	61,582	2,564,891
Total		13,817,170

Issuer		Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products 1.1%
International Paper Co.		206,306	$9,739,706
TOTAL MATERIALS			23,556,876
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 1.8%
AT&T, Inc.		363,579	12,299,877
Deutsche Telekom AG, ADR		64,972	833,916
Verizon Communications, Inc.		56,716	2,687,204
Total			15,820,997
Wireless Telecommunication Services 0.6%
Vodafone Group PLC, ADR		160,666	5,197,545
TOTAL TELECOMMUNICATION SERVICES			21,018,542
UTILITIES 1.9%
Electric Utilities 0.9%
Duke Energy Corp.		62,321	4,088,258
NextEra Energy, Inc.		46,059	3,701,301
Total			7,789,559
Multi-Utilities 1.0%
Dominion Resources, Inc.		76,627	4,471,186
PG&E Corp.		28,565	1,181,448
Sempra Energy		44,447	3,752,216
Total			9,404,850
TOTAL UTILITIES			17,194,409
Total Common Stocks (Cost: $771,617,277)			$853,979,162

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.2%
Building Materials 0.2%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	1,200,000	$1,554,750
Total Convertible Bonds (Cost: $1,061,369)			$1,554,750

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.097% (b)(c)	27,695,439	$27,695,439
Total Money Market Funds (Cost: $27,695,439)		$27,695,439

Total Investments
(Cost: $800,374,085) (d)	$883,229,351(e)
Other Assets & Liabilities, Net	8,663,405
Net Assets	$891,892,756

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at August 31, 2013.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,038,156	162,819,842	(144,162,559)	27,695,439	7,881	27,695,439

(d)                                     At August 31, 2013, the cost of securities for federal income tax purposes was approximately $800,374,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$91,177,000
Unrealized Depreciation	(8,322,000)
Net Unrealized Appreciation	$82,855,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated May 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	48,771,275	4,996,954	—	53,768,229
Consumer Staples	62,617,512	—	—	62,617,512
Energy	100,209,946	—	—	100,209,946
Financials	226,014,487	—	—	226,014,487
Health Care	125,129,145	—	—	125,129,145
Industrials	118,250,171	—	—	118,250,171
Information Technology	106,219,845	—	—	106,219,845
Materials	23,556,876	—	—	23,556,876
Telecommunication Services	21,018,542	—	—	21,018,542
Utilities	17,194,409	—	—	17,194,409
Total Equity Securities	848,982,208	4,996,954	—	853,979,162
Bonds
Convertible Bonds	—	1,554,750	—	1,554,750
Total Bonds	—	1,554,750	—	1,554,750
Mutual Funds
Money Market Funds	27,695,439	—	—	27,695,439
Total Mutual Funds	27,695,439	—	—	27,695,439
Total	876,677,647	6,551,704	—	883,229,351

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Consolidated Portfolio of Investments

Columbia Commodity Strategy Fund

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Money Market Funds 95.1%
Columbia Short-Term Cash Fund, 0.097% (a)(b)	60,488,613	$60,488,613
Total Money Market Funds (Cost: $60,488,613)		$60,488,613
Total Investments
(Cost: $60,488,613) (c)		$60,488,613(d)
Other Assets & Liabilities, Net		3,127,017
Net Assets		$63,615,630

Investments in Derivatives Futures Contracts Outstanding at August 31, 2013

At August 31, 2013, $3,658,205 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
Brent Crude	65	7,300,800	November 2013	375,733	—
Cattle Feeder	15	1,192,125	October 2013	—	(6,621)
Coffee ‘C’	17	741,413	December 2013	—	(47,369)
Copper	35	2,839,813	March 2014	—	(45,125)
Corn	148	3,566,800	December 2013	137,500	—
Cotton No. 2	13	542,685	December 2013	—	(26,673)
Gas Oil	31	3,004,675	October 2013	171,720	—
Gasoline RBOB	48	5,826,442	October 2013	213,390	—
Gold 100 oz.	44	6,142,840	December 2013	592,841	—
Live Cattle	41	2,159,060	February 2014	17,790	—
LME Aluminum	38	1,742,538	January 2014	—	(27,006)
LME Lead	60	3,242,625	January 2014	99,073	—
Natural Gas	157	6,163,820	January 2014	—	(97,866)
NY Harbor ULSD	19	2,489,999	January 2014	85,879	—
Silver	17	1,998,605	December 2013	236,025	—
Soybean	54	3,665,250	November 2013	119,241	—
Soybean Meal	43	1,821,910	December 2013	279,179	—
Soybean Oil	62	1,653,168	January 2014	—	(45,763)
Sugar #11	122	2,306,483	March 2014	—	(72,803)
Wheat CBT	54	1,796,850	March 2014	7,635	—
Wheat KCB	28	995,400	March 2014	—	(2,895)
WTI Crude	25	2,604,250	January 2014	118,934	—
Total				2,454,940	(372,121)

Notes to Consolidated Portfolio of Investments

(a)                                     The rate shown is the seven-day current annualized yield at August 31, 2013.

(b)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	83,511,742	26,123,569	(49,146,698)	60,488,613	19,462	60,488,613

(c)                                     Also represents the cost of securities for federal income tax purposes at August 31, 2013.

(d)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Money Market Funds	60,488,613	—	—	60,488,613
Total Mutual Funds	60,488,613	—	—	60,488,613
Derivatives
Assets
Futures Contracts	2,454,940	—	—	2,454,940
Liabilities
Futures Contracts	(372,121)	—	—	(372,121)
Total	62,571,432	—	—	62,571,432

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Diversified Equity Income Fund

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
CONSUMER DISCRETIONARY 8.5%
Auto Components 0.5%
TRW Automotive Holdings Corp. (a)	213,699	$14,760,190
Automobiles 1.3%
Ford Motor Co.	2,239,978	36,265,244
Household Durables 0.7%
Mohawk Industries, Inc. (a)	155,140	18,227,399
Media 3.1%
DISH Network Corp., Class A	430,858	19,371,375
Time Warner, Inc.	394,685	23,890,283
Walt Disney Co. (The)	698,225	42,473,027
Total		85,734,685
Multiline Retail 1.5%
Kohl’s Corp.	375,642	19,274,191
Macy’s, Inc.	517,685	23,000,745
Total		42,274,936
Specialty Retail 1.4%
Gap, Inc. (The)	415,333	16,796,066
Home Depot, Inc. (The)	284,551	21,196,204
Total		37,992,270
TOTAL CONSUMER DISCRETIONARY		235,254,724
CONSUMER STAPLES 5.2%
Beverages 0.5%
PepsiCo, Inc.	177,554	14,156,380
Food & Staples Retailing 1.3%
CVS Caremark Corp.	634,789	36,849,501
Food Products 0.5%
Kraft Foods Group, Inc.	267,584	13,852,824
Household Products 2.5%
Procter & Gamble Co. (The)	898,130	69,955,346
Tobacco 0.4%
Altria Group, Inc.	290,125	9,829,435
TOTAL CONSUMER STAPLES		144,643,486

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 12.3%
Energy Equipment & Services 1.5%
Cameron International Corp. (a)	341,689	$19,404,518
Schlumberger Ltd.	275,918	22,332,803
Total		41,737,321
Oil, Gas & Consumable Fuels 10.8%
Anadarko Petroleum Corp.	506,287	46,284,758
Apache Corp.	184,073	15,771,375
BP PLC, ADR	726,040	29,985,452
Chevron Corp.	732,024	88,157,650
ConocoPhillips	678,820	45,005,766
EQT Corp.	169,704	14,547,027
Kinder Morgan, Inc.	115,122	4,366,577
Phillips 66	275,657	15,740,015
Pioneer Natural Resources Co.	85,822	15,016,275
Valero Energy Corp.	473,485	16,822,922
Williams Companies, Inc. (The)	175,301	6,352,908
Total		298,050,725
TOTAL ENERGY		339,788,046
FINANCIALS 26.3%
Capital Markets 4.3%
Goldman Sachs Group, Inc. (The)	334,067	50,821,613
Invesco Ltd.	462,131	14,030,297
Morgan Stanley	1,133,272	29,193,087
State Street Corp.	390,846	26,077,245
Total		120,122,242
Commercial Banks 7.1%
Fifth Third Bancorp	829,381	15,169,378
PNC Financial Services Group, Inc. (The)	397,060	28,695,526
Regions Financial Corp.	1,644,512	15,458,413
SunTrust Banks, Inc.	431,684	13,822,522
U.S. Bancorp	809,569	29,249,728
Wells Fargo & Co.	1,885,623	77,461,393
Zions Bancorporation	552,346	15,449,118
Total		195,306,078
Consumer Finance 1.3%
Capital One Financial Corp.	419,337	27,068,203
Discover Financial Services	186,324	8,803,809
Total		35,872,012
Diversified Financial Services 7.7%
Bank of America Corp.	4,083,471	57,658,610
Citigroup, Inc.	1,613,796	77,994,761

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
JPMorgan Chase & Co.	1,558,220	$78,736,857
Total		214,390,228
Insurance 5.4%
ACE Ltd.	201,184	17,647,861
Aflac, Inc.	245,361	14,179,412
Allstate Corp. (The)	512,640	24,565,709
American International Group, Inc. (a)	449,159	20,867,927
Berkshire Hathaway, Inc., Class B (a)	314,373	34,964,565
MetLife, Inc.	478,088	22,082,885
Travelers Companies, Inc. (The)	181,999	14,541,720
Total		148,850,079
Real Estate Investment Trusts (REITs) 0.5%
ProLogis, Inc.	401,952	14,164,788
TOTAL FINANCIALS		728,705,427
HEALTH CARE 14.7%
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	501,982	16,731,060
Boston Scientific Corp. (a)	2,275,163	24,071,225
St. Jude Medical, Inc.	425,388	21,443,809
Total		62,246,094
Health Care Providers & Services 3.4%
Aetna, Inc.	356,866	22,621,735
Cardinal Health, Inc.	411,510	20,690,723
UnitedHealth Group, Inc.	722,815	51,854,748
Total		95,167,206
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	344,581	30,609,130
Pharmaceuticals 7.9%
GlaxoSmithKline PLC, ADR	437,977	22,288,650
Jazz Pharmaceuticals PLC (a)	186,719	16,373,389
Johnson & Johnson	799,819	69,112,360
Merck & Co., Inc.	775,534	36,675,003
Pfizer, Inc.	2,679,331	75,583,927
Total		220,033,329
TOTAL HEALTH CARE		408,055,759
INDUSTRIALS 12.4%
Aerospace & Defense 2.6%
Boeing Co. (The)	283,344	29,445,109

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
Honeywell International, Inc.	250,460	$19,929,102
Raytheon Co.	295,917	22,315,101
Total		71,689,312
Airlines 1.3%
Delta Air Lines, Inc.	688,113	13,576,469
United Continental Holdings, Inc. (a)	764,489	21,757,357
Total		35,333,826
Commercial Services & Supplies 0.3%
ADT Corp. (The)	256,105	10,200,662
Electrical Equipment 1.1%
Eaton Corp. PLC	467,593	29,607,989
Industrial Conglomerates 2.6%
General Electric Co.	3,102,089	71,782,340
Machinery 3.5%
AGCO Corp.	270,412	15,294,503
Caterpillar, Inc.	450,288	37,166,772
Ingersoll-Rand PLC	369,244	21,837,090
Parker Hannifin Corp.	221,970	22,185,901
Total		96,484,266
Road & Rail 1.0%
Union Pacific Corp.	184,534	28,333,350
TOTAL INDUSTRIALS		343,431,745
INFORMATION TECHNOLOGY 11.4%
Communications Equipment 2.4%
Cisco Systems, Inc.	2,902,453	67,656,179
Computers & Peripherals 2.6%
Apple, Inc.	78,040	38,009,382
EMC Corp.	854,329	22,024,602
Hewlett-Packard Co.	586,186	13,095,395
Total		73,129,379
IT Services 1.8%
Accenture PLC, Class A	191,812	13,858,417
Mastercard, Inc., Class A	46,525	28,197,872
Teradata Corp. (a)	136,130	7,971,773
Total		50,028,062

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Office Electronics 0.5%
Xerox Corp.	1,333,748	$13,310,805
Semiconductors & Semiconductor Equipment 2.3%
Analog Devices, Inc.	332,983	15,410,453
Intel Corp.	2,193,188	48,206,272
Total		63,616,725
Software 1.8%
Autodesk, Inc. (a)	312,200	11,473,350
Citrix Systems, Inc. (a)	119,898	8,485,182
Oracle Corp.	458,858	14,619,216
Symantec Corp.	550,448	14,096,973
Total		48,674,721
TOTAL INFORMATION TECHNOLOGY		316,415,871
MATERIALS 1.5%
Chemicals 1.3%
Dow Chemical Co. (The)	269,042	10,062,171
LyondellBasell Industries NV, Class A	379,575	26,627,186
Total		36,689,357
Paper & Forest Products 0.2%
International Paper Co.	140,952	6,654,344
TOTAL MATERIALS		43,343,701
TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	1,565,416	52,958,023

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 0.9%
Vodafone Group PLC, ADR	738,720	$23,897,592
TOTAL TELECOMMUNICATION SERVICES		76,855,615
UTILITIES 2.5%
Electric Utilities 1.1%
Duke Energy Corp.	205,986	13,512,682
NextEra Energy, Inc.	205,509	16,514,703
Total		30,027,385
Multi-Utilities 1.4%
Dominion Resources, Inc.	298,641	17,425,702
PG&E Corp.	146,109	6,043,068
Sempra Energy	175,518	14,817,230
Total		38,286,000
TOTAL UTILITIES		68,313,385
Total Common Stocks (Cost: $2,322,117,929)		$2,704,807,759

	Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.097% (b)(c)	60,275,655	$60,275,655
Total Money Market Funds (Cost: $60,275,655)		$60,275,655
Total Investments
(Cost: $2,382,393,584) (d)		$2,765,083,414(e)
Other Assets & Liabilities, Net		4,178,862
Net Assets		$2,769,262,276

Notes to Portfolio of Investments

(a)                                  Non-income producing.

(b)                                  The rate shown is the seven-day current annualized yield at August 31, 2013.

(c)                                  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,948,424	372,147,478	(333,820,247)	60,275,655	14,863	60,275,655

(d)                                 At August 31, 2013, the cost of securities for federal income tax purposes was approximately $2,382,394,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$408,380,000
Unrealized Depreciation	(25,691,000)
Net Unrealized Appreciation	$382,689,000

(e)                                  Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	235,254,724	—	—	235,254,724
Consumer Staples	144,643,486	—	—	144,643,486
Energy	339,788,046	—	—	339,788,046
Financials	728,705,427	—	—	728,705,427
Health Care	408,055,759	—	—	408,055,759
Industrials	343,431,745	—	—	343,431,745
Information Technology	316,415,871	—	—	316,415,871
Materials	43,343,701	—	—	43,343,701
Telecommunication Services	76,855,615	—	—	76,855,615
Utilities	68,313,385	—	—	68,313,385
Total Equity Securities	2,704,807,759	—	—	2,704,807,759
Mutual Funds
Money Market Funds	60,275,655	—	—	60,275,655
Total Mutual Funds	60,275,655	—	—	60,275,655
Total	2,765,083,414	—	—	2,765,083,414

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Dividend Opportunity Fund

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.1%
CONSUMER DISCRETIONARY 6.9%
Automobiles 1.5%
Daimler AG, Registered Shares	604,207	$41,460,724
Ford Motor Co.	2,762,255	44,720,908
Total		86,181,632
Hotels, Restaurants & Leisure 1.8%
Las Vegas Sands Corp.	422,478	23,806,635
McDonald’s Corp.	853,549	80,540,884
Total		104,347,519
Household Durables 0.8%
Leggett & Platt, Inc.	1,571,247	45,440,463
Media 2.8%
Gannett Co., Inc.	1,792,618	43,184,168
National CineMedia, Inc.	1,668,569	30,000,871
Reed Elsevier NV	1,066,946	19,269,414
Regal Entertainment Group, Class A	2,014,449	36,038,493
Time Warner, Inc.	654,950	39,644,123
Total		168,137,069
TOTAL CONSUMER DISCRETIONARY		404,106,683
CONSUMER STAPLES 10.2%
Beverages 1.0%
Coca-Cola Co. (The)	848,484	32,395,119
PepsiCo, Inc.	295,338	23,547,299
Total		55,942,418
Food & Staples Retailing 0.8%
SYSCO Corp.	992,062	31,765,825
Walgreen Co.	298,210	14,334,955
Total		46,100,780
Food Products 3.6%
B&G Foods, Inc.	1,354,674	45,882,808
Kellogg Co.	365,040	22,161,578
Kraft Foods Group, Inc.	1,072,114	55,503,342
Mead Johnson Nutrition Co.	186,916	14,024,308
Mondelez International, Inc., Class A	1,181,746	36,244,150
Unilever NV - NY Shares	1,014,819	38,187,639
Total		212,003,825
Household Products 1.5%
Procter & Gamble Co. (The)	809,649	63,063,561
Reckitt Benckiser Group PLC	393,300	26,726,451
Total		89,790,012
Tobacco 3.3%
Altria Group, Inc.	1,306,286	44,256,970

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Lorillard, Inc.	2,380,459	$100,693,416
Philip Morris International, Inc.	621,592	51,865,636
Total		196,816,022
TOTAL CONSUMER STAPLES		600,653,057
ENERGY 11.6%
Energy Equipment & Services 1.1%
Seadrill Ltd.	1,391,603	64,375,555
Oil, Gas & Consumable Fuels 10.5%
Chevron Corp.	1,752,063	211,000,947
ConocoPhillips	900,356	59,693,603
Enbridge Energy Management LLC (a)(b)	57,216	34
Enbridge, Inc.	1,113,280	45,588,816
HollyFrontier Corp.	1,012,807	45,049,655
Kinder Morgan Management LLC (b)	2,471	2
Kinder Morgan, Inc.	1,064,638	40,381,719
Newfield Exploration Co. (a)	1	24
Occidental Petroleum Corp.	1,037,413	91,510,201
Ship Finance International Ltd.	907,200	14,025,312
Spectra Energy Corp.	1,199,501	39,715,478
Valero Energy Corp.	305,275	10,846,421
Williams Companies, Inc. (The)	1,677,474	60,791,658
Total		618,603,870
TOTAL ENERGY		682,979,425
FINANCIALS 12.9%
Capital Markets 1.5%
BlackRock, Inc.	249,145	64,857,426
New Mountain Finance Corp.	1,555,050	22,828,134
Total		87,685,560
Commercial Banks 7.8%
Bank of Montreal	925,871	58,172,475
Fifth Third Bancorp	1,532,028	28,020,792
M&T Bank Corp.	637,315	72,233,282
National Australia Bank Ltd.	548,918	15,765,621
Toronto-Dominion Bank (The)	344,764	29,484,217
U.S. Bancorp	2,288,338	82,677,652
Wells Fargo & Co.	4,184,796	171,911,420
Total		458,265,459
Diversified Financial Services 3.0%
JPMorgan Chase & Co.	3,453,576	174,509,195

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 0.3%
PartnerRe Ltd.	217,407	$18,947,020
Real Estate Investment Trusts (REITs) 0.3%
Omega Healthcare Investors, Inc.	624,457	17,734,579
TOTAL FINANCIALS		757,141,813
HEALTH CARE 14.8%
Health Care Equipment & Supplies 0.5%
Medtronic, Inc.	578,198	29,921,746
Health Care Providers & Services 0.8%
Cardinal Health, Inc.	290,187	14,590,602
UnitedHealth Group, Inc.	483,987	34,721,228
Total		49,311,830
Pharmaceuticals 13.5%
AbbVie, Inc.	1,358,149	57,870,729
Bristol-Myers Squibb Co.	693,719	28,921,145
Eli Lilly & Co.	1,256,748	64,596,847
GlaxoSmithKline PLC, ADR	1,497,619	76,213,831
Johnson & Johnson	1,571,069	135,756,072
Merck & Co., Inc.	2,145,297	101,451,095
Novartis AG, ADR	497,097	36,278,139
Pfizer, Inc.	5,588,570	157,653,560
Roche Holding AG, ADR	966,776	60,191,474
Sanofi, ADR	1,109,550	53,014,299
Warner Chilcott PLC, Class A	993,192	21,303,968
Total		793,251,159
TOTAL HEALTH CARE		872,484,735
INDUSTRIALS 10.1%
Aerospace & Defense 2.0%
Honeywell International, Inc.	688,878	54,814,023
Lockheed Martin Corp.	516,105	63,181,574
Total		117,995,597
Commercial Services & Supplies 1.6%
RR Donnelley & Sons Co.	2,678,574	44,678,614
Waste Management, Inc.	752,998	30,451,239
West Corp.	820,650	17,947,616
Total		93,077,469
Electrical Equipment 1.9%
Eaton Corp. PLC	1,740,851	110,230,685

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 3.7%
General Electric Co.	8,365,011	$193,566,355
Siemens AG, ADR	228,170	24,222,527
Total		217,788,882
Machinery 0.6%
Illinois Tool Works, Inc.	514,307	36,757,521
Trading Companies & Distributors 0.3%
Fly Leasing Ltd., ADR	1,340,531	17,199,013
TOTAL INDUSTRIALS		593,049,167
INFORMATION TECHNOLOGY 7.3%
Communications Equipment 1.7%
Cisco Systems, Inc.	4,273,611	99,617,872
Computers & Peripherals 1.3%
Apple, Inc.	159,592	77,729,284
IT Services 0.4%
Paychex, Inc.	611,836	23,665,816
Semiconductors & Semiconductor Equipment 3.6%
Analog Devices, Inc.	831,331	38,473,999
Intel Corp.	3,135,420	68,916,532
Maxim Integrated Products, Inc.	531,089	14,788,173
Microchip Technology, Inc.	1,807,961	70,166,966
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,304,284	21,598,943
Total		213,944,613
Software 0.3%
Microsoft Corp.	486,540	16,250,436
TOTAL INFORMATION TECHNOLOGY		431,208,021
MATERIALS 4.5%
Chemicals 1.0%
Dow Chemical Co. (The)	410,622	15,357,263
LyondellBasell Industries NV, Class A	599,210	42,034,581
Total		57,391,844
Containers & Packaging 1.9%
MeadWestvaco Corp.	595,595	21,352,081

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Containers & Packaging (continued)
Packaging Corp. of America	1,733,886	$91,965,313
Total		113,317,394
Metals & Mining 0.3%
Southern Copper Corp.	747,472	20,555,480
Paper & Forest Products 1.3%
International Paper Co.	1,620,713	76,513,861
TOTAL MATERIALS		267,778,579
TELECOMMUNICATION SERVICES 9.5%
Diversified Telecommunication Services 8.6%
AT&T, Inc.	3,677,000	124,392,910
BCE, Inc.	1,085,289	44,453,437
BT Group PLC	7,091,274	35,748,357
CenturyLink, Inc.	2,333,057	77,270,848
Deutsche Telekom AG, ADR	5,850,879	75,096,032
Telefonica SA, ADR (a)	1	14
Telstra Corp., Ltd.	8,322,652	36,215,076
Verizon Communications, Inc.	1,183,932	56,094,698
Vivendi SA	2,863,276	58,069,294
Total		507,340,666
Wireless Telecommunication Services 0.9%
Vodafone Group PLC, ADR	1,674,606	54,173,504
TOTAL TELECOMMUNICATION SERVICES		561,514,170
UTILITIES 5.3%
Electric Utilities 1.8%
American Electric Power Co., Inc.	521,371	22,314,679
Duke Energy Corp.	781,684	51,278,470
PPL Corp.	1,048,757	32,196,840
Total		105,789,989
Multi-Utilities 3.5%
Ameren Corp.	816,871	27,618,409
Dominion Resources, Inc.	586,812	34,240,480
National Grid PLC	1,762,414	20,279,262
PG&E Corp.	723,868	29,939,181
Public Service Enterprise Group, Inc.	592,729	19,216,274
SCANA Corp.	219,791	10,576,343
Sempra Energy	468,460	39,547,393

Issuer		Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities (continued)
TECO Energy, Inc.		1,557,660	$25,748,120
Total			207,165,462
TOTAL UTILITIES			312,955,451
Total Common Stocks (Cost: $4,898,245,940)			$5,483,871,101

Convertible Preferred Stocks 0.5%
CONSUMER DISCRETIONARY 0.2%
Automobiles 0.2%
General Motors Co., 4.750%		217,495	10,583,307
TOTAL CONSUMER DISCRETIONARY			10,583,307
FINANCIALS 0.2%
Insurance 0.2%
MetLife, Inc., 5.000%		209,992	11,446,664
TOTAL FINANCIALS			11,446,664
MATERIALS 0.1%
Metals & Mining 0.1%
ArcelorMittal 6.00%		495,415	10,284,815
TOTAL MATERIALS			10,284,815
Total Convertible Preferred Stocks (Cost: $33,172,002)			$32,314,786

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.1%
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	3,024,000	$3,917,970
Total Convertible Bonds (Cost: $3,024,000)			$3,917,970

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 3.3%
Deutsche Bank AG (c)
Senior Unsecured
11/01/13	4.980%	1,823,139	88,241,751
11/01/13	6.500%	535,057	30,594,559

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes (continued)
Goldman Sachs Group, Inc. (The) Senior Unsecured (c)
11/20/13	2.000%	$5,292,150	$74,759,769
Total Equity-Linked Notes (Cost: $203,013,151)			$193,596,079

	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.097% (d)(e)	145,581,249	$145,581,249
Total Money Market Funds (Cost: $145,581,249)		$145,581,249
Total Investments
(Cost: $5,283,036,342)(f)		$5,859,281,185(g)
Other Assets & Liabilities, Net		29,084,479
Net Assets		$5,888,365,664

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2013 was $36, representing less than 0.01% of net assets.  Information concerning such security holdings at August 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Enbridge Energy Management LLC	04-22-09	11
Kinder Morgan Management LLC	11-18-05	—

(c)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the value of these securities amounted to $193,596,079 or 3.29% of net assets.

(d)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	168,075,571	472,278,774	(494,773,096)	145,581,249	51,149	145,581,249

(e)                                     The rate shown is the seven-day current annualized yield at August 31, 2013.

(f)                                       At August 31, 2013, the cost of securities for federal income tax purposes was approximately $5,283,036,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$657,988,000
Unrealized Depreciation	(81,743,000)
Net Unrealized Appreciation	$576,245,000

(g)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated May 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	343,376,545	60,730,138	—	404,106,683
Consumer Staples	573,926,606	26,726,451	—	600,653,057
Energy	682,979,389	36	—	682,979,425
Financials	741,376,192	15,765,621	—	757,141,813
Health Care	872,484,735	—	—	872,484,735
Industrials	593,049,167	—	—	593,049,167
Information Technology	431,208,021	—	—	431,208,021
Materials	267,778,579	—	—	267,778,579
Telecommunication Services	431,481,443	130,032,727	—	561,514,170
Utilities	292,676,189	20,279,262	—	312,955,451
Convertible Preferred Stocks
Consumer Discretionary	10,583,307	—	—	10,583,307
Financials	11,446,664	—	—	11,446,664
Materials	10,284,815	—	—	10,284,815
Total Equity Securities	5,262,651,652	253,534,235	—	5,516,185,887
Bonds
Convertible Bonds	—	3,917,970	—	3,917,970
Total Bonds	—	3,917,970	—	3,917,970
Other
Equity-Linked Notes	—	193,596,079	—	193,596,079
Total Other	—	193,596,079	—	193,596,079
Mutual Funds
Money Market Funds	145,581,249	—	—	145,581,249
Total Mutual Funds	145,581,249	—	—	145,581,249
Total	5,408,232,901	451,048,284	—	5,859,281,185

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Flexible Capital Income Fund

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 36.1%
CONSUMER DISCRETIONARY 1.0%
Hotels, Restaurants & Leisure 1.0%
McDonald’s Corp.	14,700	$1,387,092
TOTAL CONSUMER DISCRETIONARY		1,387,092
CONSUMER STAPLES 2.9%
Food Products 1.0%
Kellogg Co.	22,230	1,349,583
Household Products 0.9%
Procter & Gamble Co. (The)	16,930	1,318,678
Tobacco 1.0%
Philip Morris International, Inc.	16,720	1,395,117
TOTAL CONSUMER STAPLES		4,063,378
ENERGY 4.5%
Energy Equipment & Services 1.0%
Ensco PLC, Class A	25,000	1,389,000
Oil, Gas & Consumable Fuels 3.5%
BP PLC, ADR	33,000	1,362,900
Chevron Corp.	18,000	2,167,740
ConocoPhillips	21,760	1,442,688
Total		4,973,328
TOTAL ENERGY		6,362,328
FINANCIALS 8.2%
Capital Markets 2.0%
Ares Capital Corp.	77,420	1,361,044
BlackRock, Inc.	5,430	1,413,537
Total		2,774,581
Commercial Banks 2.9%
Cullen/Frost Bankers, Inc.	19,840	1,405,465
Huntington Bancshares, Inc.	164,340	1,354,162
U.S. Bancorp	39,000	1,409,070
Total		4,168,697
Diversified Financial Services 1.0%
JPMorgan Chase & Co.	26,940	1,361,278

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 0.9%
Aflac, Inc.	22,720	$1,312,989
Real Estate Investment Trusts (REITs) 1.4%
Colony Financial, Inc.	34,440	680,879
Starwood Property Trust, Inc.	53,080	1,323,284
Total		2,004,163
TOTAL FINANCIALS		11,621,708
HEALTH CARE 3.4%
Pharmaceuticals 3.4%
AbbVie, Inc.	49,170	2,095,134
GlaxoSmithKline PLC, ADR	26,000	1,323,140
Johnson & Johnson	15,710	1,357,501
Total		4,775,775
TOTAL HEALTH CARE		4,775,775
INDUSTRIALS 3.4%
Aerospace & Defense 1.0%
Raytheon Co.	18,450	1,391,314
Industrial Conglomerates 1.4%
General Electric Co.	86,140	1,993,280
Road & Rail 1.0%
CSX Corp.	56,830	1,398,586
TOTAL INDUSTRIALS		4,783,180
INFORMATION TECHNOLOGY 4.9%
Communications Equipment 1.0%
Cisco Systems, Inc.	57,030	1,329,369
Computers & Peripherals 1.0%
Apple, Inc.	2,860	1,392,963
IT Services 1.0%
Automatic Data Processing, Inc.	20,500	1,458,780
Semiconductors & Semiconductor Equipment 1.9%
Analog Devices, Inc.	29,930	1,385,161

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	34,490	$1,338,557
Total		2,723,718
TOTAL INFORMATION TECHNOLOGY		6,904,830
MATERIALS 3.0%
Chemicals 2.0%
Dow Chemical Co. (The)	39,170	1,464,958
EI du Pont de Nemours & Co.	23,530	1,332,269
Total		2,797,227
Paper & Forest Products 1.0%
International Paper Co.	29,030	1,370,506
TOTAL MATERIALS		4,167,733
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	40,360	1,365,379
CenturyLink, Inc.	40,570	1,343,678
Verizon Communications, Inc.	29,170	1,382,075
Total		4,091,132
TOTAL TELECOMMUNICATION SERVICES		4,091,132
UTILITIES 1.9%
Electric Utilities 0.9%
Duke Energy Corp.	19,820	1,300,192
Multi-Utilities 1.0%
Dominion Resources, Inc.	24,500	1,429,575
TOTAL UTILITIES		2,729,767
Total Common Stocks (Cost: $46,019,325)		$50,886,923

Convertible Preferred Stocks 14.6%
CONSUMER DISCRETIONARY 1.4%
Automobiles 1.0%
General Motors Co., 4.750%	27,800	1,352,748
Media 0.4%
Interpublic Group of Companies, Inc. (The), 5.250%	490	629,038
TOTAL CONSUMER DISCRETIONARY		1,981,786

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
CONSUMER STAPLES 1.9%
Food Products 1.9%
Bunge Ltd., 4.875%	13,300	$1,393,840
Post Holdings, Inc., 3.750% (a)	12,200	1,300,130
Total		2,693,970
TOTAL CONSUMER STAPLES		2,693,970
ENERGY 1.5%
Oil, Gas & Consumable Fuels 1.5%
Chesapeake Energy Corp., 5.750% (a)	1,900	2,092,375
TOTAL ENERGY		2,092,375
FINANCIALS 5.4%
Commercial Banks 1.0%
Wells Fargo & Co., 7.500%	1,250	1,418,750
Diversified Financial Services 1.0%
Bank of America Corp., 7.250%	1,300	1,402,505
Real Estate Investment Trusts (REITs) 3.4%
Alexandria Real Estate Equities, Inc., 7.000%	55,000	1,378,437
Health Care REIT, Inc., 6.500%	23,000	1,319,510
Weyerhaeuser Co., 6.375%	27,400	1,457,132
iStar Financial, Inc., 4.500%	12,800	666,317
Total		4,821,396
TOTAL FINANCIALS		7,642,651
HEALTH CARE 0.5%
Health Care Equipment & Supplies 0.5%
Alere, Inc., 3.000%	2,310	616,874
TOTAL HEALTH CARE		616,874
INDUSTRIALS 1.0%
Aerospace & Defense 1.0%
United Technologies Corp., 7.500%	22,500	1,397,475
TOTAL INDUSTRIALS		1,397,475

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
UTILITIES 2.9%
Electric Utilities 1.9%
NextEra Energy, Inc., 5.599%	25,000	$1,382,425
PPL Corp., 8.750%	25,000	1,337,250
Total		2,719,675
Multi-Utilities 1.0%
CenterPoint Energy, Inc., 3.547% (b)	29,000	1,368,437
TOTAL UTILITIES		4,088,112
Total Convertible Preferred Stocks (Cost: $19,325,565)		$20,513,243

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 21.7%
Aerospace & Defense 0.8%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	698,000	$656,120
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	471,000	508,680
Total			1,164,800
Automotive 2.9%
Allison Transmission, Inc. (a)
05/15/19	7.125%	1,300,000	1,378,000
Goodyear Tire & Rubber Co. (The)
03/01/21	6.500%	1,300,000	1,319,500
Visteon Corp.
04/15/19	6.750%	1,260,000	1,335,600
Total			4,033,100
Banking 0.5%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	631,000	724,073
Construction Machinery 1.0%
United Rentals North America, Inc.
09/15/20	8.375%	1,300,000	1,423,500
Diversified Manufacturing 2.2%
Gardner Denver, Inc. Senior Unsecured (a)
08/15/21	6.875%	1,400,000	1,368,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Hamilton Sundstrand Corp. Senior Unsecured (a)
12/15/20	7.750%	$1,350,000	$1,397,250
Tomkins LLC/Inc. Secured
10/01/18	9.000%	240,000	261,000
Total			3,026,750
Electric 1.0%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	1,300,000	1,417,000
Food and Beverage 0.9%
Chiquita Brands International, Inc./LLC Senior Secured (a)
02/01/21	7.875%	733,000	773,315
Shearer’s Foods, Inc. LLC Senior Secured (a)
11/01/19	9.000%	475,000	499,937
Total			1,273,252
Health Care 2.0%
Alere, Inc. (a)
06/15/20	6.500%	1,400,000	1,400,000
HCA, Inc. Senior Secured
03/15/22	5.875%	1,350,000	1,393,875
Total			2,793,875
Home Construction 0.9%
Beazer Homes USA, Inc.
06/15/18	9.125%	1,250,000	1,318,750
Independent Energy 2.3%
Goodrich Petroleum Corp.
03/15/19	8.875%	1,800,000	1,854,000
Laredo Petroleum, Inc.
02/15/19	9.500%	1,200,000	1,335,000
Total			3,189,000
Media Non-Cable 0.9%
AMC Networks, Inc.
07/15/21	7.750%	1,200,000	1,326,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals 1.9%
Alpha Natural Resources, Inc.
04/15/18	9.750%	$1,400,000	$1,407,000
United States Steel Corp. Senior Unsecured
04/01/21	6.875%	1,350,000	1,333,125
Total			2,740,125
Pharmaceuticals 0.7%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	882,000	996,660
Retailers 1.3%
99 Cents Only Stores
12/15/19	11.000%	600,000	672,000
Rite Aid Corp.
03/15/20	9.250%	700,000	791,875
Senior Unsecured
02/15/27	7.700%	340,000	345,950
Total			1,809,825
Wireless 1.9%
NII International Telecom SCA (a)
08/15/19	7.875%	1,400,000	1,319,500
Sprint Communications, Inc. (a)
11/15/18	9.000%	1,200,000	1,404,000
Total			2,723,500
Wirelines 0.5%
Level 3 Financing, Inc.
06/01/20	7.000%	650,000	654,875
Total Corporate Bonds & Notes (Cost: $29,884,166)			$30,615,085

Convertible Bonds 20.9%
Airlines 0.4%
United Continental Holdings, Inc.
06/30/21	4.500%	599,000	629,609
Banking 0.5%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	710,000	717,988

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Building Materials 1.0%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	$1,170,000	$1,379,137
Diversified Manufacturing 0.6%
GT Advanced Technologies, Inc. Senior Unsecured
10/01/17	3.000%	819,000	885,032
Food and Beverage 0.5%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	700,000	679,438
Gaming 1.0%
MGM Resorts International
04/15/15	4.250%	1,150,000	1,367,062
Health Care 2.5%
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	600,000	672,375
Insulet Corp. Senior Unsecured
06/15/16	3.750%	580,000	788,324
Omnicare, Inc.
04/01/42	3.750%	1,000,000	1,385,570
Teleflex, Inc. Senior Subordinated Notes
08/01/17	3.875%	500,000	671,875
Total			3,518,144
Home Construction 0.7%
Lennar Corp. (a)
11/15/21	3.250%	620,000	951,700
Independent Energy 0.3%
Endeavour International Corp.
07/15/16	5.500%	590,000	463,150
Media Non-Cable 0.5%
Liberty Interactive LLC Senior Unsecured (a)
03/30/43	0.750%	670,000	729,127

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Metals 1.0%
Jaguar Mining, Inc. Senior Unsecured (a)
11/01/14	4.500%	$500,000	$132,500
James River Coal Co. (a)
06/01/18	10.000%	1,218,000	624,225
Molycorp, Inc. Senior Unsecured
09/01/17	6.000%	950,000	720,119
Total			1,476,844
Non-Captive Consumer 0.7%
DFC Global Corp. Senior Unsecured (a)
04/15/17	3.250%	1,009,000	928,512
Non-Captive Diversified 0.5%
Air Lease Corp. Senior Unsecured
12/01/18	3.875%	600,000	746,625
Other Financial Institutions 1.0%
Forest City Enterprises, Inc. Senior Unsecured (a)
08/15/20	3.625%	1,397,000	1,375,626
Other Industry 0.5%
WESCO International, Inc.
09/15/29	6.000%	280,000	744,275
Pharmaceuticals 1.4%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	1,800,000	1,179,000
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	850,000	752,250
Total			1,931,250
Property & Casualty 1.1%
MGIC Investment Corp. Senior Unsecured
05/01/17	5.000%	720,000	779,083

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Property & Casualty (continued)
Radian Group, Inc. Senior Unsecured
11/15/17	3.000%	$580,000	$802,938
Railroads 1.0%
Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	1,350,000	1,401,469
Technology 4.0%
Ciena Corp. Senior Unsecured (a)
10/15/18	3.750%	1,050,000	1,336,661
Ixia Senior Notes
12/15/15	3.000%	640,000	711,600
Mentor Graphics Corp.
04/01/31	4.000%	1,120,000	1,423,100
Nuance Communications, Inc. Senior Unsecured
11/01/31	2.750%	1,350,000	1,389,656
TiVo, Inc. Senior Unsecured (a)
03/15/16	4.000%	600,000	770,625
Total			5,631,642
Tobacco 0.7%
Vector Group Ltd. Senior Unsecured (b)
01/15/19	2.500%	850,000	987,275
Transportation Services 1.0%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	740,000	703,000
Wabash National Corp. Senior Unsecured
05/01/18	3.375%	540,000	671,101
Total			1,374,101
Total Convertible Bonds (Cost: $27,863,019)			$29,500,027

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 0.5%
Banking 0.5%
Synovus Financial Corp. (b)
06/15/17	7.875%	28,000	$753,200
Total Preferred Debt (Cost: $708,855)			$753,200

	Shares	Value

Money Market Funds 5.0%
JPMorgan Prime Money Market Fund, 0.010% (c)	7,064,377	$7,064,377
Total Money Market Funds (Cost: $7,064,377)		$7,064,377
Total Investments
(Cost: $130,865,307) (d)		$139,332,855(e)
Other Assets & Liabilities, Net		1,728,496
Net Assets		$141,061,351

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the value of these securities amounted to $21,434,763 or 15.20% of net assets.

(b)	Variable rate security.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2013.
(d)

At August 31, 2013, the cost of securities for federal income tax purposes was approximately $130,865,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,024,000
Unrealized Depreciation	(1,556,000)
Net Unrealized Appreciation	$8,468,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,387,092	—	—	1,387,092
Consumer Staples	4,063,378	—	—	4,063,378
Energy	6,362,328	—	—	6,362,328
Financials	11,621,708	—	—	11,621,708
Health Care	4,775,775	—	—	4,775,775
Industrials	4,783,180	—	—	4,783,180
Information Technology	6,904,830	—	—	6,904,830
Materials	4,167,733	—	—	4,167,733
Telecommunication Services	4,091,132	—	—	4,091,132
Utilities	2,729,767	—	—	2,729,767
Convertible Preferred Stocks
Consumer Discretionary	1,352,748	629,038	—	1,981,786
Consumer Staples	—	2,693,970	—	2,693,970
Energy	—	2,092,375	—	2,092,375
Financials	5,597,897	2,044,754	—	7,642,651
Health Care	616,874	—	—	616,874
Industrials	1,397,475	—	—	1,397,475
Utilities	1,337,250	2,750,862	—	4,088,112
Total Equity Securities	61,189,167	10,210,999	—	71,400,166
Bonds
Corporate Bonds & Notes	—	30,615,085	—	30,615,085
Convertible Bonds	—	29,500,027	—	29,500,027
Preferred Debt	753,200	—	—	753,200
Total Bonds	753,200	60,115,112	—	60,868,312
Mutual Funds
Money Market Funds	7,064,377	—	—	7,064,377
Total Mutual Funds	7,064,377	—	—	7,064,377
Total	69,006,744	70,326,111	—	139,332,855

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia High Yield Bond Fund

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 88.9%
Aerospace & Defense 1.9%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$13,481,000	$12,672,140
Bombardier, Inc. Senior Notes (a)
01/15/23	6.125%	2,078,000	2,031,245
Huntington Ingalls Industries, Inc.
03/15/21	7.125%	2,643,000	2,854,440
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	13,136,000	14,186,880
TransDigm, Inc. (a)
07/15/21	7.500%	3,579,000	3,784,792
Total			35,529,497
Automotive 2.2%
Allison Transmission, Inc. (a)
05/15/19	7.125%	4,116,000	4,362,960
American Axle & Manufacturing, Inc.
03/15/21	6.250%	3,464,000	3,524,620
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%	5,104,000	5,601,640
Delphi Corp.
02/15/23	5.000%	3,649,000	3,708,296
General Motors Financial Co., Inc. (a)
Senior Unsecured
05/15/18	3.250%	1,004,000	963,840
05/15/23	4.250%	1,434,000	1,290,600
Jaguar Land Rover Automotive PLC (a)
02/01/23	5.625%	5,015,000	4,826,937
Schaeffler Finance BV (a)
Senior Secured
02/15/19	8.500%	640,000	719,200
05/15/21	4.750%	3,449,000	3,242,060
Schaeffler Holding Finance BV Senior Secured PIK (a)
08/15/18	6.875%	2,634,000	2,753,788
Visteon Corp.
04/15/19	6.750%	8,318,000	8,817,080
Total			39,811,021
Banking 1.9%
Ally Financial, Inc.
03/15/20	8.000%	20,687,000	23,815,909
09/15/20	7.500%	2,147,000	2,415,375
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	8,045,000	9,231,637
Total			35,462,921

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage 0.9%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	$7,066,000	$7,419,300
Nuveen Investments, Inc. (a)
Senior Unsecured
10/15/17	9.125%	1,086,000	1,069,710
10/15/20	9.500%	7,621,000	7,487,633
Total			15,976,643
Building Materials 1.4%
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	4,303,000	4,173,910
Gibraltar Industries, Inc. (a)
02/01/21	6.500%	1,557,000	1,580,355
HD Supply, Inc.
07/15/20	11.500%	2,860,000	3,389,100
HD Supply, Inc. (a)
Senior Unsecured
07/15/20	7.500%	7,142,000	7,463,390
Interface, Inc.
12/01/18	7.625%	1,706,000	1,836,082
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	1,557,000	1,623,173
Nortek, Inc.
12/01/18	10.000%	899,000	984,405
04/15/21	8.500%	4,798,000	5,193,835
Total			26,244,250
Chemicals 2.8%
Ashland, Inc. (a)
08/15/22	4.750%	2,816,000	2,632,960
08/15/22	4.750%	521,000	487,135
Celanese U.S. Holdings LLC
06/15/21	5.875%	3,280,000	3,362,000
11/15/22	4.625%	3,779,000	3,495,575
Huntsman International LLC
11/15/20	4.875%	2,397,000	2,283,143
03/15/21	8.625%	490,000	546,350
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	4,940,000	5,526,625
Momentive Performance Materials, Inc.
Senior Secured
10/15/20	8.875%	6,256,000	6,506,240
10/15/20	10.000%	1,028,000	1,061,410
PQ Corp. Secured (a)
05/01/18	8.750%	19,069,000	20,022,450

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (a)
05/01/21	7.375%	$5,083,000	$5,222,782
Total			51,146,670
Construction Machinery 2.1%
CNH Capital LLC
04/15/18	3.625%	3,045,000	2,984,100
Case New Holland, Inc.
12/01/17	7.875%	11,817,000	13,589,550
Columbus McKinnon Corp.
02/01/19	7.875%	2,136,000	2,242,800
H&E Equipment Services, Inc.
09/01/22	7.000%	1,138,000	1,209,125
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	8,055,000	8,538,300
United Rentals North America, Inc.
05/15/20	7.375%	3,182,000	3,428,605
04/15/22	7.625%	2,360,000	2,537,000
Secured
07/15/18	5.750%	744,000	794,220
Senior Unsecured
02/01/21	8.250%	2,760,000	3,049,800
Total			38,373,500
Consumer Cyclical Services 2.0%
Corrections Corp. of America
04/01/20	4.125%	2,541,000	2,388,540
GNET Escrow Corp. Senior Secured (a)(b)
07/01/18	12.125%	2,652,000	2,824,380
Goodman Networks, Inc. Senior Secured (a)
07/01/18	13.125%	5,368,000	5,690,080
Monitronics International, Inc.
04/01/20	9.125%	3,085,000	3,185,263
Monitronics International, Inc. (a)
Senior Unsecured
04/01/20	9.125%	1,343,000	1,390,005
Service Corp., International Senior Unsecured (a)
01/15/22	5.375%	3,335,000	3,239,119
Vivint, Inc. (a)
Senior Secured
12/01/19	6.375%	10,291,000	9,699,267
Senior Unsecured
12/01/20	8.750%	8,684,000	8,553,740
Total			36,970,394

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products 1.9%
First Quality Finance Co., Inc. Senior Unsecured (a)
05/15/21	4.625%	$4,388,000	$4,080,840
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	1,994,000	2,131,088
Springs Window Fashions LLC Senior Secured (a)
06/01/21	6.250%	5,969,000	5,894,387
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	6,711,000	7,046,550
Spectrum Brands Escrow Corp. (a)
11/15/20	6.375%	4,769,000	4,935,915
11/15/22	6.625%	2,456,000	2,517,400
Spectrum Brands, Inc.
03/15/20	6.750%	4,535,000	4,784,425
Tempur Sealy International, Inc.
12/15/20	6.875%	3,420,000	3,569,625
Total			34,960,230
Diversified Manufacturing 1.0%
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	7,202,000	7,598,110
Gardner Denver, Inc. Senior Unsecured (a)
08/15/21	6.875%	5,667,000	5,539,493
Hamilton Sundstrand Corp. Senior Unsecured (a)
12/15/20	7.750%	4,928,000	5,100,480
Total			18,238,083
Electric 1.2%
AES Corp. (The)
Senior Unsecured
06/01/20	8.000%	2,665,000	3,024,775
07/01/21	7.375%	2,745,000	2,992,050
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	7,392,000	7,817,040
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	7,913,000	8,941,690
Total			22,775,555
Entertainment 0.8%
AMC Entertainment, Inc.
06/01/19	8.750%	6,223,000	6,689,725
12/01/20	9.750%	2,071,000	2,366,118
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
03/15/21	5.250%	3,840,000	3,667,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment (continued)
Six Flags, Inc. (a)(c)(d)(e)(f)
06/01/14	0.000%	$950,000	$—
United Artists Theatre Circuit, Inc. (e)(f)
1995-A Pass-Through Certificates
07/01/15	9.300%	2,188,799	2,188,799
07/01/15	9.300%	705,216	705,216
Total			15,617,058
Environmental 0.3%
Clean Harbors, Inc.
08/01/20	5.250%	3,957,000	3,907,538
06/01/21	5.125%	1,776,000	1,727,160
Total			5,634,698
Food and Beverage 1.2%
ARAMARK Corp. (a)
03/15/20	5.750%	4,071,000	4,152,420
B&G Foods, Inc.
06/01/21	4.625%	7,291,000	6,771,516
Constellation Brands Inc.
Senior Unsecured
05/01/21	3.750%	2,610,000	2,414,250
05/01/23	4.250%	4,351,000	3,992,042
Cott Beverages, Inc.
09/01/18	8.125%	3,052,000	3,277,085
Shearer’s Foods, Inc. LLC Senior Secured (a)
11/01/19	9.000%	1,463,000	1,539,808
Total			22,147,121
Gaming 3.7%
Boyd Gaming Corp.
07/01/20	9.000%	815,000	874,088
Caesars Entertainment Operating Co., Inc.
Senior Secured
02/15/20	8.500%	4,187,000	3,998,585
02/15/20	9.000%	2,659,000	2,552,640
MGM Resorts International
03/01/18	11.375%	6,581,000	8,226,250
10/01/20	6.750%	585,000	596,700
12/15/21	6.625%	4,837,000	4,909,555
PNK Finance Corp. (a)
08/01/21	6.375%	6,766,000	6,749,085
Pinnacle Entertainment, Inc.
04/01/22	7.750%	176,000	182,600
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	6,877,000	7,650,662
Seminole Indian Tribe of Florida (a)
Senior Secured
10/01/20	6.535%	5,430,000	5,755,800
Senior Unsecured
10/01/20	7.804%	3,040,000	3,239,181

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Seneca Gaming Corp. (a)
12/01/18	8.250%	$5,572,000	$5,962,040
Studio City Finance Ltd. (a)
12/01/20	8.500%	6,910,000	7,290,050
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (a)
06/01/21	6.375%	3,216,000	3,055,200
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	8,862,000	8,020,110
Total			69,062,546
Gas Pipelines 4.5%
Access Midstream Partners LP/Finance Corp.
04/15/21	5.875%	2,902,000	2,981,805
05/15/23	4.875%	7,986,000	7,426,980
El Paso LLC
Senior Secured
06/15/14	6.875%	269,000	279,847
09/15/20	6.500%	17,105,000	18,060,903
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	14,402,000	14,942,075
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	4,686,000	4,896,870
02/15/23	5.500%	6,508,000	6,394,110
07/15/23	4.500%	1,554,000	1,414,140
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	9,657,000	10,236,420
04/15/23	5.500%	3,154,000	3,043,610
Regency Energy Partners LP/Finance Corp. (a)
11/01/23	4.500%	3,091,000	2,758,718
Sabine Pass Liquefaction LLC (a)
Senior Secured
02/01/21	5.625%	5,606,000	5,353,730
04/15/23	5.625%	5,863,000	5,437,932
Total			83,227,140
Health Care 7.2%
Biomet, Inc.
08/01/20	6.500%	3,831,000	3,926,775
CHS/Community Health Systems, Inc.
11/15/19	8.000%	4,374,000	4,592,700
Senior Secured
08/15/18	5.125%	5,993,000	6,127,842
ConvaTec Finance International SA Senior Unsecured (a)
01/15/19	8.250%	4,487,000	4,419,695
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	10,197,000	11,420,640
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	6,481,000	6,416,190

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Emdeon, Inc.
12/31/19	11.000%	$5,255,000	$5,964,425
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	1,737,000	1,789,110
01/31/22	5.875%	3,696,000	3,760,680
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	1,326,000	1,445,340
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	7,248,000	7,266,120
HCA, Inc.
02/15/22	7.500%	7,598,000	8,262,825
05/01/23	5.875%	5,816,000	5,670,600
Senior Secured
02/15/20	6.500%	9,681,000	10,394,974
05/01/23	4.750%	1,517,000	1,416,499
Healthcare Technology Intermediate, Inc. Senior Unsecured (a)
09/01/18	7.375%	2,913,000	2,953,054
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	3,581,000	3,751,097
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	3,394,000	3,483,093
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	2,883,000	3,167,696
MPH Intermediate Holding Co. 2 Senior Unsecured PIK (a)
08/01/18	8.375%	3,300,000	3,366,000
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	4,348,000	4,804,540
Radnet Management, Inc.
04/01/18	10.375%	2,140,000	2,268,400
STHI Holding Corp. Secured (a)
03/15/18	8.000%	2,198,000	2,373,840
Tenet Healthcare Corp. Senior Secured (a)
04/01/21	4.500%	6,725,000	6,187,000
Truven Health Analytics, Inc.
06/01/20	10.625%	2,786,000	2,960,125
United Surgical Partners International, Inc.
04/01/20	9.000%	3,322,000	3,662,505
Universal Hospital Services, Inc. Secured
08/15/20	7.625%	261,000	271,440
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	1,908,000	2,015,325

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
02/01/19	7.750%	$8,860,000	$9,480,200
Total			133,618,730
Home Construction 1.8%
Ashton Woods U.S.A. LLC/Finance Co. (a)
02/15/21	6.875%	638,000	631,620
Beazer Homes USA, Inc.
05/15/19	9.125%	2,071,000	2,190,083
02/01/23	7.250%	2,030,000	2,050,300
Brookfield Residential Properties, Inc. /U.S. Corp. (a)
07/01/22	6.125%	1,752,000	1,730,100
KB Home
03/15/20	8.000%	2,259,000	2,445,368
09/15/22	7.500%	2,818,000	2,937,765
Meritage Homes Corp.
03/01/18	4.500%	3,265,000	3,224,187
04/01/22	7.000%	2,256,000	2,413,920
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	3,674,000	4,032,215
Standard Pacific Corp.
12/15/21	6.250%	5,413,000	5,426,532
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	4,257,000	4,022,865
Woodside Homes Co., LLC / Finance, Inc. Senior Unsecured (a)
12/15/21	6.750%	2,052,000	2,041,740
Total			33,146,695
Independent Energy 11.6%
Athlon Holdings LP/Finance Corp. (a)
04/15/21	7.375%	4,657,000	4,703,570
Aurora U.S.A. Oil & Gas, Inc. (a)
04/01/20	7.500%	7,739,000	7,661,610
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,778,000	1,933,575
Chesapeake Energy Corp.
08/15/20	6.625%	13,355,000	14,323,237
02/15/21	6.125%	5,614,000	5,838,560
03/15/23	5.750%	3,736,000	3,717,320
Comstock Resources, Inc.
06/15/20	9.500%	9,657,000	10,477,845
Concho Resources, Inc.
01/15/21	7.000%	5,066,000	5,559,935
01/15/22	6.500%	965,000	1,022,900
10/01/22	5.500%	3,987,000	3,897,293
04/01/23	5.500%	5,559,000	5,392,230
Continental Resources, Inc.
04/01/21	7.125%	5,129,000	5,641,900
09/15/22	5.000%	18,526,000	18,711,260
04/15/23	4.500%	8,358,000	8,211,735

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK (a)
12/15/17	8.125%	$3,311,194	$3,377,418
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	970,000	1,037,900
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	7,537,000	8,300,121
Halcon Resources Corp.
05/15/21	8.875%	5,898,000	5,912,745
Kodiak Oil & Gas Corp.
12/01/19	8.125%	15,625,000	17,109,375
Kodiak Oil & Gas Corp. (a)
01/15/21	5.500%	6,443,000	6,378,570
02/01/22	5.500%	2,447,000	2,361,355
Laredo Petroleum, Inc.
02/15/19	9.500%	13,113,000	14,588,212
05/01/22	7.375%	5,012,000	5,287,660
Linn Energy LLC/Finance Corp. (a)
11/01/19	6.250%	1,361,000	1,252,120
Oasis Petroleum, Inc.
02/01/19	7.250%	7,630,000	8,087,800
11/01/21	6.500%	7,008,000	7,358,400
01/15/23	6.875%	5,312,000	5,590,880
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	1,715,000	1,860,775
05/01/23	5.250%	11,410,000	10,696,875
Range Resources Corp.
03/15/23	5.000%	8,720,000	8,523,800
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	2,850,000	2,992,500
01/01/23	6.500%	2,286,000	2,354,580
SM Energy Co. (a)
Senior Unsecured
01/15/24	5.000%	4,544,000	4,214,560
Whiting Petroleum Corp.
10/01/18	6.500%	341,000	358,903
Total			214,737,519
Lodging 0.4%
Choice Hotels International, Inc.
07/01/22	5.750%	2,261,000	2,328,830
Playa Resorts Holding BV Senior Unsecured (a)
08/15/20	8.000%	4,808,000	4,912,089
Total			7,240,919
Media Cable 4.1%
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	1,594,000	1,617,910
09/30/22	5.250%	3,078,000	2,808,675

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
CCO Holdings LLC/Capital Corp. (a)
03/15/21	5.250%	$5,703,000	$5,417,850
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	4,838,000	5,563,700
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	5,710,000	6,009,775
Cablevision Systems Corp.
Senior Unsecured
04/15/20	8.000%	575,000	636,813
09/15/22	5.875%	7,185,000	6,861,675
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	6,588,000	6,571,530
DISH DBS Corp.
09/01/19	7.875%	2,518,000	2,839,045
06/01/21	6.750%	12,543,000	13,076,077
07/15/22	5.875%	6,868,000	6,730,640
03/15/23	5.000%	2,494,000	2,300,715
Midcontinent Communications & Finance Corp. (a)
08/01/21	6.250%	930,000	934,650
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	7,089,000	6,610,492
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (a)
01/15/23	5.500%	1,972,000	1,833,960
Videotron Ltd.
07/15/22	5.000%	3,578,000	3,327,540
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	158,000	163,530
WideOpenWest Finance LLC/Capital Corp.
07/15/19	10.250%	1,651,000	1,770,698
Total			75,075,275
Media Non-Cable 6.7%
AMC Networks, Inc.
07/15/21	7.750%	14,347,000	15,853,435
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	5,549,000	5,271,550
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	11,401,000	11,429,502
11/15/22	6.500%	4,149,000	4,117,883
11/15/22	6.500%	9,617,000	9,617,000
Hughes Satellite Systems Corp.
06/15/21	7.625%	10,525,000	11,288,062
Intelsat Jackson Holdings SA
10/15/20	7.250%	8,529,000	9,104,708
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
04/01/21	7.500%	$4,480,000	$4,838,400
Intelsat Luxembourg SA (a)
06/01/21	7.750%	2,436,000	2,509,080
06/01/23	8.125%	7,233,000	7,558,485
MDC Partners, Inc. (a)
04/01/20	6.750%	6,030,000	6,105,375
National CineMedia LLC Senior Secured
04/15/22	6.000%	228,000	232,560
Nielsen Finance LLC/Co.
10/01/20	4.500%	10,544,000	10,016,800
Sirius XM Radio, Inc. Senior Unsecured (a)
05/15/23	4.625%	2,800,000	2,471,000
Univision Communications, Inc. (a)
05/15/21	8.500%	4,502,000	4,873,415
Senior Secured
05/15/19	6.875%	2,943,000	3,104,865
11/01/20	7.875%	8,063,000	8,748,355
09/15/22	6.750%	1,750,000	1,815,625
05/15/23	5.125%	4,807,000	4,536,606
Total			123,492,706
Metals 2.6%
Alpha Natural Resources, Inc.
04/15/18	9.750%	2,646,000	2,659,230
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	2,786,000	2,737,245
02/25/22	6.750%	5,961,000	6,083,062
Arch Coal, Inc.
06/15/21	7.250%	294,000	227,115
Arch Coal, Inc. (a)
06/15/19	9.875%	6,010,000	5,228,700
CONSOL Energy, Inc.
03/01/21	6.375%	273,000	275,730
Calcipar SA Senior Secured (a)
05/01/18	6.875%	2,391,000	2,465,719
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	5,794,000	6,141,640
FQM Akubra, Inc. (a)
06/01/20	8.750%	11,413,000	11,926,585
06/01/21	7.500%	562,000	564,810
JMC Steel Group, Inc. Senior Notes (a)
03/15/18	8.250%	4,849,000	4,727,775
Peabody Energy Corp.
11/15/18	6.000%	4,817,000	4,792,915
Total			47,830,526

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Consumer 0.6%
Provident Funding Associates LP/PFG Finance Corp. (a)
06/15/21	6.750%	$3,195,000	$3,226,950
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	7,575,000	7,707,563
Total			10,934,513
Non-Captive Diversified 3.2%
Air Lease Corp.
03/01/20	4.750%	9,643,000	9,618,892
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	3,630,000	3,747,975
05/15/20	5.375%	4,897,000	4,921,485
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	5,360,000	5,775,400
Senior Unsecured
02/15/19	5.500%	11,565,000	11,854,125
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	6,420,000	7,326,825
05/15/19	6.250%	4,809,000	4,953,270
12/15/20	8.250%	6,150,000	6,841,875
04/15/21	4.625%	3,743,000	3,406,130
01/15/22	8.625%	719,000	810,673
Total			59,256,650
Oil Field Services 2.0%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	16,104,000	17,231,280
Green Field Energy Services, Inc. (a)
Secured
11/15/16	13.250%	8,484,000	8,314,320
11/15/16	13.250%	202,000	197,960
Oil States International, Inc. (a)
01/15/23	5.125%	3,034,000	3,314,645
Pacific Drilling SA Senior Secured (a)
06/01/20	5.375%	7,223,000	6,970,195
Total			36,028,400
Other Financial Institutions 0.1%
Patriot Merger Corp. Senior Unsecured (a)
07/15/21	9.000%	1,926,000	1,988,595
Other Industry 0.5%
Interline Brands, Inc.
11/15/18	7.500%	5,079,000	5,332,950

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry (continued)
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	$3,187,000	$3,190,984
Total			8,523,934
Packaging 1.4%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. (a)
Senior Secured
11/15/22	4.875%	3,518,000	3,377,280
Senior Unsecured
11/15/20	7.000%	2,360,000	2,289,200
BOE Intermediate Holding Corp. Senior Unsecured PIK (a)
11/01/17	9.000%	1,417,000	1,445,340
BOE Merger Corp. Senior Unsecured PIK (a)
11/01/17	9.500%	1,325,000	1,404,500
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	5,675,000	5,625,344
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	1,310,000	1,352,575
08/15/19	9.875%	4,619,000	4,907,688
02/15/21	8.250%	5,607,000	5,536,912
Total			25,938,839
Paper 0.3%
Graphic Packaging International, Inc.
04/15/21	4.750%	5,192,000	4,984,320
Pharmaceuticals 1.2%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	1,995,000	2,254,350
VPII Escrow Corp. (a)
Senior Unsecured
08/15/18	6.750%	3,674,000	3,889,847
07/15/21	7.500%	5,249,000	5,616,430
Valeant Pharmaceuticals International (a)
10/15/20	6.375%	9,646,000	9,790,690
Total			21,551,317
Property & Casualty 0.1%
Alliant Holdings, Inc. Senior Unsecured (a)
12/15/20	7.875%	1,735,000	1,774,038
REITs 0.3%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	4,892,000	4,916,460

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers 1.8%
AutoNation, Inc.
02/01/20	5.500%	$401,000	$420,048
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	5,440,000	6,065,600
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (a)
02/15/18	9.000%	6,011,000	6,146,247
Claire’s Stores, Inc. Senior Secured (a)
03/15/20	6.125%	3,458,000	3,440,710
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	1,181,000	1,201,668
L Brands, Inc.
04/01/21	6.625%	2,492,000	2,647,750
Michaels FinCo Holdings LLC/Inc. Senior Unsecured PIK (a)
08/01/18	7.500%	5,515,000	5,528,787
Rite Aid Corp.
03/15/20	9.250%	4,687,000	5,302,169
Senior Unsecured
02/15/27	7.700%	1,993,000	2,027,877
Rite Aid Corp. (a)
06/15/21	6.750%	1,250,000	1,265,625
Total			34,046,481
Technology 3.7%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	5,069,000	5,233,742
04/01/20	6.375%	2,785,000	2,868,550
Amkor Technology, Inc. Senior Unsecured
06/01/21	6.625%	1,889,000	1,855,943
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	3,825,000	4,121,437
Equinix, Inc. Senior Unsecured
04/01/20	4.875%	2,523,000	2,428,388
First Data Corp.
01/15/21	12.625%	9,050,000	9,785,312
First Data Corp. (a)
01/15/21	11.250%	1,742,000	1,785,550
06/15/21	10.625%	1,520,000	1,510,500
08/15/21	11.750%	2,378,000	2,223,430
Secured
01/15/21	8.250%	5,038,000	5,151,355
Senior Secured
06/15/19	7.375%	5,694,000	5,893,290
08/15/20	8.875%	5,150,000	5,562,000
11/01/20	6.750%	3,559,000	3,621,283

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
NXP BV/Funding LLC (a)
02/15/21	5.750%	$5,525,000	$5,525,000
Nuance Communications, Inc. (a)
08/15/20	5.375%	7,783,000	7,413,307
VeriSign, Inc. (a)
05/01/23	4.625%	3,743,000	3,499,705
Total			68,478,792
Transportation Services 0.8%
Hertz Corp. (The)
10/15/18	7.500%	2,308,000	2,492,640
01/15/21	7.375%	3,504,000	3,784,320
10/15/22	6.250%	2,259,000	2,298,533
LBC Tank Terminals Holding Netherlands BV (a)
05/15/23	6.875%	5,216,000	5,242,080
Total			13,817,573
Wireless 5.4%
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	6,425,000	6,071,625
MetroPCS Wireless, Inc. (a)
04/01/23	6.625%	3,801,000	3,772,492
NII Capital Corp.
04/01/21	7.625%	4,525,000	3,461,625
NII International Telecom SCA (a)
08/15/19	7.875%	4,253,000	4,008,452
08/15/19	11.375%	15,946,000	17,141,950
SBA Telecommunications, Inc.
07/15/20	5.750%	7,761,000	7,799,805
Sprint Capital Corp.
11/15/28	6.875%	45,000	40,613
Sprint Communications, Inc.
Senior Unsecured
08/15/17	8.375%	1,816,000	2,038,460
08/15/20	7.000%	766,000	790,895
11/15/21	11.500%	4,050,000	5,285,250
11/15/22	6.000%	11,469,000	10,723,515
Sprint Communications, Inc. (a)
11/15/18	9.000%	18,977,000	22,203,090
03/01/20	7.000%	2,288,000	2,459,600
Wind Acquisition Finance SA (a)
Secured
07/15/17	11.750%	3,653,000	3,817,385
Senior Secured
04/30/20	6.500%	10,248,000	10,248,000
Total			99,862,757
Wirelines 3.3%
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	9,793,000	9,744,035
03/15/22	5.800%	1,734,000	1,634,295

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Frontier Communications Corp.
Senior Unsecured
03/15/19	7.125%	$6,916,000	$7,261,800
07/01/21	9.250%	2,492,000	2,828,420
04/15/22	8.750%	3,150,000	3,409,875
01/15/23	7.125%	128,000	124,480
04/15/24	7.625%	6,048,000	5,911,920
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	2,651,000	3,042,022
Level 3 Financing, Inc.
04/01/19	9.375%	1,055,000	1,157,863
07/01/19	8.125%	5,392,000	5,702,040
07/15/20	8.625%	2,550,000	2,728,500
Windstream Holdings, Inc.
09/01/18	8.125%	1,565,000	1,678,462
10/15/20	7.750%	2,572,000	2,629,870
10/01/21	7.750%	2,120,000	2,167,700
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	4,479,000	5,083,665
Senior Secured
01/01/20	8.125%	5,804,000	6,297,340
Total			61,402,287
Total Corporate Bonds & Notes (Cost: $1,602,357,691)			$1,639,824,653

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
California 0.1%
Cabazon Band Mission Indians Revenue Bonds Series 2004 (a)(e)(g)
10/01/11	13.000%	3,250,000	1,494,740
Total Municipal Bonds (Cost: $3,250,000)			$1,494,740

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 7.1%
Brokerage 0.2%
Nuveen Investments, Inc. Tranche B 2nd Lien Term Loan (h)(i)
02/28/19	6.500%	4,523,000	4,496,631
Chemicals 0.6%
MacDermid, Inc. Tranche B 2nd Lien Term Loan (h)(i)
12/07/20	7.750%	2,298,000	2,320,980

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
PQ Corp. Term Loan (h)(i)
08/07/17	4.500%	$7,767,965	$7,802,921
Total			10,123,901
Construction Machinery 0.6%
CPM Acquisition Corp. (h)(i)
1st Lien Term Loan
08/29/17	6.250%	6,470,108	6,474,184
2nd Lien Term Loan
03/01/18	10.250%	4,182,000	4,189,862
Total			10,664,046
Consumer Cyclical Services 0.4%
New Breed, Inc. Term Loan (h)(i)
10/01/19	6.000%	7,475,435	7,469,230
Consumer Products 0.2%
Serta Simmons Holdings LLC Term Loan (h)(i)
10/01/19	5.000%	4,246,660	4,259,952
Food and Beverage 0.2%
New HB Acquisition LLC Tranche B Term Loan (h)(i)
04/09/20	6.750%	2,998,000	3,069,203
Gaming 0.2%
ROC Finance LLC Tranche B Term Loan (h)(i)
06/20/19	5.000%	2,965,000	2,968,706
Health Care 1.4%
American Renal Holdings, Inc. 2nd Lien Term Loan (h)(i)
03/20/20	8.500%	7,462,000	7,368,725
ConvaTec, Inc. Term Loan (h)(i)
12/22/16	5.000%	904,634	908,253
U.S. Renal Care, Inc. (b)(h)(i)
2nd Lien Term Loan
01/03/20	10.250%	1,584,000	1,584,000
Tranche B1 1st Lien Term Loan
07/03/19	5.250%	1,259,000	1,258,471
U.S. Renal Care, Inc. (h)(i)
2nd Lien Term Loan
01/03/20	10.250%	5,065,000	5,065,000

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Tranche B1 1st Lien Term Loan
07/03/19	5.250%	$5,014,350	$5,012,244
United Surgical Partners International, Inc. Tranche B Term Loan (h)(i)
04/03/19	4.750%	5,310,223	5,347,819
Total			26,544,512
Life Insurance 0.1%
Alliant Holdings I, Inc. Term Loan (h)(i)
12/20/19	5.000%	2,715,355	2,723,854
Lodging 0.2%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (h)(i)
12/27/20	6.250%	1,250,000	1,268,750
Playa Resorts Holding BV Tranche B Term Loan (b)(h)(i)
12/27/20	6.250%	1,799,000	1,804,253
Total			3,073,003
Media Cable 0.3%
TWCC Holding Corp. 2nd Lien Term Loan (b)(h)(i)
06/26/20	7.000%	580,000	594,500
WideOpenWest Finance LLC Tranche B Term Loan (h)(i)
04/01/19	4.750%	4,537,256	4,564,071
Total			5,158,571
Media Non-Cable 0.2%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (h)(i)
09/16/19	7.500%	3,955,057	3,984,720
Property & Casualty 0.6%
Lonestar Intermediate Super Holdings LLC Term Loan (h)(i)
09/02/19	11.000%	10,152,000	10,583,460
Retailers 0.2%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (h)(i)
08/21/20	5.750%	3,948,000	4,045,476

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology 1.6%
Ancestry.com, Inc. Tranche B1 Term Loan (h)(i)
12/28/18	5.250%	$6,782,616	$6,822,159
Blue Coat Systems, Inc. 2nd Lien Term Loan (h)(i)
06/28/20	9.500%	6,823,350	6,831,879
Ion Trading Technologies SARL 2nd Lien Term Loan (h)(i)
05/22/21	8.250%	7,493,531	7,488,885
Triple Point Group Holdings, Inc. (h)(i)
1st Lien Term Loan
07/10/20	5.250%	3,905,000	3,830,141
2nd Lien Term Loan
07/10/21	9.250%	3,788,000	3,636,480
Total			28,609,544
Wirelines 0.1%
Integra Telecom Holdings, Inc. (h)(i)
2nd Lien Term Loan
02/21/20	9.750%	678,000	695,797
Tranche B Term Loan
02/22/19	5.250%	1,954,102	1,971,201
Total			2,666,998
Total Senior Loans (Cost: $128,275,633)			$130,441,807

Issuer		Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Textiles, Apparel & Luxury Goods —%
Arena Brands, Inc. (e)(f)(j)		111,111	$491,111
TOTAL CONSUMER DISCRETIONARY			491,111

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS —%
Real Estate Investment Trusts (REITs) —%
Fairlane Management Corp. (c)(e)(f)(j)	50,004	$—
TOTAL FINANCIALS		—
Total Common Stocks (Cost: $5,888,888)		$491,111

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (j)	10,524	$420,960
Total Warrants (Cost: $485,797)		$420,960

Limited Partnerships —%
Financials —%
Diversified Financial Services —%
Varde Fund V LP (e)(f)(j)	25,000,000	77,493
TOTAL FINANCIALS		77,493
Total Limited Partnerships (Cost: $—)		$77,493

	Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.097% (k)(l)	41,690,976	41,690,976
Total Money Market Funds (Cost: $41,690,976)		$41,690,976
Total Investments (Cost: $1,781,948,985) (m)		$1,814,441,740(n)
Other Assets & Liabilities, Net		29,963,790
Net Assets		$1,844,405,530

Investments in Derivatives
Futures Contracts Outstanding at August 31, 2013

At August 31, 2013, $634,250 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 10-year	(430)	(53,440,938)	December 2013	—	(54,856)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the value of these securities amounted to $660,277,180 or 35.80% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	Negligible market value.
(d)	Zero coupon bond.
(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2013 was $4,957,359, representing 0.27% of net assets. Information concerning such security holdings at August 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Arena Brands, Inc.	09-03-92	5,888,888
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
13.000% 10/01/11	10-04-04	3,250,000
Fairlane Management Corp.	09-23-02	—
Six Flags, Inc.
0.000% 06/01/14	05-07-10	—
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	08-12-96 - 04-03-02	2,151,196
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	12-06-01	658,908
Varde Fund V LP	04-27-00 - 06-19-00	—	*

*The original cost for this position was $25,000,000. From September 29, 2004 through May 7, 2005, $25,000,000 was returned to the Fund in the form of return of capital”

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2013, the value of these securities amounted to $3,462,619, which represents 0.19% of net assets.

(g)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2013, the value of these securities amounted to $1,494,740, which represents 0.08% of net assets.

(h)	Variable rate security.
(i)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of August 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)	Non-income producing.
(k)	The rate shown is the seven-day current annualized yield at August 31, 2013.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	53,150,551	211,207,214	(222,666,789)	41,690,976	13,830	41,690,976

(m)

At August 31, 2013, the cost of securities for federal income tax purposes was approximately $1,781,949,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$62,143,000
Unrealized Depreciation	(29,650,000)
Net Unrealized Appreciation	$32,493,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Entertainment	—	12,723,043	2,894,015	15,617,058
All Other Industries	—	1,624,207,595	—	1,624,207,595
Municipal Bonds	—	1,494,740	—	1,494,740
Total Bonds	—	1,638,425,378	2,894,015	1,641,319,393
Equity Securities
Common Stocks
Consumer Discretionary	—	—	491,111	491,111
Warrants
Energy	—	420,960	—	420,960
Total Equity Securities	—	420,960	491,111	912,071
Other
Senior Loans	—	130,441,807	—	130,441,807
Limited Partnerships	—	—	77,493	77,493
Total Other	—	130,441,807	77,493	130,519,300
Mutual Funds
Money Market Funds	41,690,976	—	—	41,690,976
Total Mutual Funds	41,690,976	—	—	41,690,976
Investments in Securities	41,690,976	1,769,288,145	3,462,619	1,814,441,740
Derivatives
Liabilities
Futures Contracts	(54,856)	—	—	(54,856)
Total	41,636,120	1,769,288,145	3,462,619	1,814,386,884

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Senior Loans ($)	Common Stocks ($)	Limited Partnerships ($)	Total ($)
Balance as of May 31, 2013	3,538,974	6,565,455	491,111	113,262	10,708,802
Accrued discounts/premiums	10,404	327	—	—	10,731
Realized gain (loss)	18,841	107,681	—	—	126,522
Change in unrealized appreciation (depreciation)(a)	(29,245)	(29,635)	—	(35,769)	(94,649)
Sales	(644,959)	(2,451,373)	—	—	(3,096,332)
Purchases	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(4,192,455)	—	—	(4,192,455)
Balance as of August 31, 2013	2,894,015	—	491,111	77,493	3,462,619

Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2013 was $(65,014), which is comprised of Corporate Bonds & Notes of $(29,245) and Limited Partnerships of $(35,769).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances

Equity securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Limited partnership securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, August 31, 2013.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Mid Cap Value Opportunity Fund

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.9%
CONSUMER DISCRETIONARY 9.4%
Auto Components 2.1%
TRW Automotive Holdings Corp. (a)	303,651	$20,973,174
Visteon Corp. (a)	177,600	12,717,936
Total		33,691,110
Automobiles 0.3%
Ford Motor Co.	315,037	5,100,449
Hotels, Restaurants & Leisure 1.1%
Penn National Gaming, Inc. (a)	114,502	6,021,660
Royal Caribbean Cruises Ltd.	329,337	12,083,375
Total		18,105,035
Household Durables 1.1%
Newell Rubbermaid, Inc.	690,109	17,459,758
Internet & Catalog Retail 1.7%
Liberty Interactive Corp., Class A (a)	1,002,532	22,637,173
Liberty Ventures, Inc., Class A (a)	60,411	5,173,598
Total		27,810,771
Media 2.0%
Interpublic Group of Companies, Inc. (The)	908,054	14,274,609
Liberty Media Corp., Class A (a)	102,509	13,990,428
Omnicom Group, Inc.	75,402	4,573,131
Total		32,838,168
Multiline Retail 0.4%
Kohl’s Corp.	45,562	2,337,786
Macy’s, Inc.	103,232	4,586,598
Total		6,924,384
Specialty Retail 0.7%
CST Brands, Inc. (a)	43,112	1,271,804
Gap, Inc. (The)	236,389	9,559,571
Total		10,831,375
TOTAL CONSUMER DISCRETIONARY		152,761,050
CONSUMER STAPLES 3.1%
Food Products 1.6%
Hillshire Brands Co.	133,639	4,317,876
JM Smucker Co. (The)	46,857	4,973,402
Mead Johnson Nutrition Co.	108,728	8,157,862
Post Holdings, Inc. (a)	187,158	7,991,646
Total		25,440,786

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 0.9%
Clorox Co. (The)	166,666	$13,783,278
Personal Products 0.3%
Avon Products, Inc.	257,797	5,096,647
Tobacco 0.3%
Lorillard, Inc.	131,754	5,573,194
TOTAL CONSUMER STAPLES		49,893,905
ENERGY 7.5%
Energy Equipment & Services 1.4%
C&J Energy Services, Inc. (a)	317,764	6,523,695
Ensco PLC, Class A	139,000	7,722,840
Noble Corp.	236,485	8,797,242
Total		23,043,777
Oil, Gas & Consumable Fuels 6.1%
Cameco Corp.	115,606	2,201,138
EQT Corp.	228,649	19,599,792
HollyFrontier Corp.	55,903	2,486,566
Kinder Morgan, Inc.	215,516	8,174,522
Marathon Petroleum Corp.	88,293	6,402,125
Pioneer Natural Resources Co.	100,700	17,619,479
Southwestern Energy Co. (a)	265,933	10,158,641
Spectra Energy Corp.	541,767	17,937,905
Valero Energy Corp.	138,755	4,929,965
Whiting Petroleum Corp. (a)	211,029	10,650,634
Total		100,160,767
TOTAL ENERGY		123,204,544
FINANCIALS 28.2%
Capital Markets 2.0%
Invesco Ltd.	1,077,577	32,715,238
Commercial Banks 10.7%
CIT Group, Inc. (a)	710,006	33,987,987
Comerica, Inc.	888,490	36,285,932
Fifth Third Bancorp	2,036,300	37,243,927
Huntington Bancshares, Inc.	3,048,052	25,115,948
M&T Bank Corp.	173,830	19,701,892
SunTrust Banks, Inc.	205,482	6,579,534
TCF Financial Corp.	1,072,160	15,063,848
Total		173,979,068

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 13.1%
Axis Capital Holdings Ltd.	745,793	$32,061,641
Everest Re Group Ltd.	115,364	15,799,100
Hartford Financial Services Group, Inc.	854,823	25,302,761
Lincoln National Corp.	884,218	37,172,525
PartnerRe Ltd.	128,138	11,167,227
Principal Financial Group, Inc.	284,218	11,630,200
Reinsurance Group of America, Inc.	394,495	25,567,221
Validus Holdings Ltd.	397,407	13,754,256
WR Berkley Corp.	102,710	4,223,435
XL Group PLC	1,252,285	37,017,545
Total		213,695,911
Real Estate Investment Trusts (REITs) 2.4%
Equity Lifestyle Properties, Inc.	144,060	5,006,085
General Growth Properties, Inc.	244,846	4,696,146
Hospitality Properties Trust	193,333	5,223,858
Omega Healthcare Investors, Inc.	158,088	4,489,699
Rayonier, Inc.	368,884	20,377,152
Total		39,792,940
TOTAL FINANCIALS		460,183,157
HEALTH CARE 11.1%
Health Care Equipment & Supplies 3.7%
Boston Scientific Corp. (a)	2,869,539	30,359,723
Teleflex, Inc.	160,838	12,397,393
Zimmer Holdings, Inc.	211,428	16,721,840
Total		59,478,956
Health Care Providers & Services 5.8%
Cardinal Health, Inc.	362,192	18,211,014
CHS/Community Health Systems, Inc.	275,257	10,806,590
CIGNA Corp.	472,099	37,149,470
Humana, Inc.	153,036	14,091,555
Omnicare, Inc.	89,172	4,848,281
Universal Health Services, Inc., Class B	148,376	10,052,474
Total		95,159,384
Pharmaceuticals 1.6%
Actavis, Inc. (a)	196,843	26,609,237
TOTAL HEALTH CARE		181,247,577
INDUSTRIALS 14.4%
Aerospace & Defense 0.7%
Embraer SA, ADR	336,848	11,099,142

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 1.8%
Delta Air Lines, Inc.	765,588	$15,105,051
United Continental Holdings, Inc. (a)	502,619	14,304,537
Total		29,409,588
Commercial Services & Supplies 1.2%
RR Donnelley & Sons Co.	1,224,284	20,421,057
Construction & Engineering 2.2%
Fluor Corp.	206,234	13,081,423
Jacobs Engineering Group, Inc. (a)	246,053	14,339,969
KBR, Inc.	114,576	3,421,239
URS Corp.	90,455	4,479,331
Total		35,321,962
Electrical Equipment 2.5%
Eaton Corp. PLC	384,866	24,369,715
Rockwell Automation, Inc.	168,336	16,367,309
Total		40,737,024
Machinery 2.2%
AGCO Corp.	126,368	7,147,374
Parker Hannifin Corp.	215,672	21,556,417
SPX Corp.	88,782	6,573,419
Total		35,277,210
Road & Rail 3.8%
JB Hunt Transport Services, Inc.	309,824	22,307,328
Kansas City Southern	378,368	39,887,555
Total		62,194,883
TOTAL INDUSTRIALS		234,460,866
INFORMATION TECHNOLOGY 7.6%
Computers & Peripherals 0.8%
NCR Corp. (a)	380,117	13,524,563
Electronic Equipment, Instruments & Components 2.5%
Amphenol Corp., Class A	314,864	23,857,245
Avnet, Inc. (a)	420,332	16,208,002
Total		40,065,247
IT Services 0.9%
Amdocs Ltd.	422,170	15,561,186
Office Electronics 0.2%
Xerox Corp.	361,840	3,611,163

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc.	168,685	$7,806,742
Infineon Technologies AG, ADR	547,096	4,951,219
LSI Corp.	1,933,890	14,330,125
Microchip Technology, Inc.	203,541	7,899,426
ON Semiconductor Corp. (a)	458,364	3,318,555
United Microelectronics Corp., ADR	4,282,487	8,393,675
Total		46,699,742
Software 0.3%
Autodesk, Inc. (a)	48,123	1,768,520
Symantec Corp.	109,571	2,806,114
Total		4,574,634
TOTAL INFORMATION TECHNOLOGY		124,036,535
MATERIALS 7.9%
Chemicals 5.2%
Agrium, Inc.	80,771	6,928,536
Eastman Chemical Co.	576,263	43,795,988
PPG Industries, Inc.	221,342	34,575,834
Total		85,300,358
Containers & Packaging 1.4%
Rock Tenn Co., Class A	123,688	13,742,974
Sealed Air Corp.	311,218	8,838,591
Total		22,581,565
Paper & Forest Products 1.3%
Domtar Corp.	97,040	6,404,640
International Paper Co.	323,609	15,277,581
Total		21,682,221
TOTAL MATERIALS		129,564,144
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.7%
CenturyLink, Inc.	361,065	11,958,473
TOTAL TELECOMMUNICATION SERVICES		11,958,473
UTILITIES 6.0%
Electric Utilities 2.1%
NV Energy, Inc.	1,232,133	28,893,519
Xcel Energy, Inc.	218,953	6,113,168
Total		35,006,687

Issuer		Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 1.0%
Questar Corp.		721,132	$15,807,213
Multi-Utilities 2.9%
Ameren Corp.		205,867	6,960,363
Sempra Energy		262,836	22,188,615
Wisconsin Energy Corp.		425,784	17,474,176
Total			46,623,154
TOTAL UTILITIES			97,437,054
Total Common Stocks (Cost: $1,184,098,068)			$1,564,747,305

Warrants 0.1%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kinder Morgan, Inc. (a)		319,521	$1,680,680
TOTAL ENERGY			1,680,680
Total Warrants (Cost: $489,396)			$1,680,680

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.3%
Building Materials 0.3%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	3,746,000	$4,853,411
Total Convertible Bonds (Cost: $3,746,000)			$4,853,411

Issuer		Shares	Value

Limited Partnerships 0.6%
FINANCIALS 0.6%
Capital Markets 0.6%
Lazard Ltd., Class A		255,518	9,050,448
TOTAL FINANCIALS			9,050,448
Total Limited Partnerships (Cost: $8,463,890)			$9,050,448

	Shares	Value

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.097% (b)(c)	43,247,997	$43,247,997
Total Money Market Funds (Cost: $43,247,997)		$43,247,997

Total Investments
(Cost: $1,240,045,351) (d)	$1,623,579,841(e)
Other Assets & Liabilities, Net	8,165,653
Net Assets	$1,631,745,494

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at August 31, 2013.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	58,276,223	90,852,717	(105,880,943)	43,247,997	14,781	43,247,997

(d)                                     At August 31, 2013, the cost of securities for federal income tax purposes was approximately $1,240,045,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$395,606,000
Unrealized Depreciation	(12,071,000)
Net Unrealized Appreciation	$383,535,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	152,761,050	—	—	152,761,050
Consumer Staples	49,893,905	—	—	49,893,905
Energy	123,204,544	—	—	123,204,544
Financials	460,183,157	—	—	460,183,157
Health Care	181,247,577	—	—	181,247,577
Industrials	234,460,866	—	—	234,460,866
Information Technology	124,036,535	—	—	124,036,535
Materials	129,564,144	—	—	129,564,144
Telecommunication Services	11,958,473	—	—	11,958,473
Utilities	97,437,054	—	—	97,437,054
Warrants
Energy	1,680,680	—	—	1,680,680
Total Equity Securities	1,566,427,985	—	—	1,566,427,985
Bonds
Convertible Bonds	—	4,853,411	—	4,853,411
Total Bonds	—	4,853,411	—	4,853,411
Other
Limited Partnerships	9,050,448	—	—	9,050,448
Total Other	9,050,448	—	—	9,050,448
Mutual Funds
Money Market Funds	43,247,997	—	—	43,247,997
Total Mutual Funds	43,247,997	—	—	43,247,997
Total	1,618,726,430	4,853,411	—	1,623,579,841

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Multi-Advisor Small Cap Value Fund

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 89.7%
CONSUMER DISCRETIONARY 13.2%
Auto Components 3.0%
American Axle & Manufacturing Holdings, Inc. (a)	222,480	$4,278,291
Dana Holding Corp.	300,369	6,295,734
Total		10,574,025
Distributors 0.1%
VOXX International Corp. (a)	39,400	479,104
Hotels, Restaurants & Leisure 0.6%
AFC Enterprises, Inc. (a)	7,290	298,526
Six Flags Entertainment Corp.	50,550	1,668,655
Total		1,967,181
Household Durables 2.2%
Beazer Homes USA, Inc. (a)	30,570	517,856
KB Home	22,290	357,309
Libbey, Inc. (a)	17,830	422,928
Meritage Homes Corp. (a)	11,710	467,463
Ryland Group, Inc. (The)	15,800	550,156
Standard Pacific Corp. (a)	58,350	416,619
Taylor Morrison Home Corp., Class A (a)	74,950	1,544,719
Whirlpool Corp.	27,400	3,525,010
Total		7,802,060
Internet & Catalog Retail 0.2%
1-800-Flowers.com, Inc., Class A (a)	55,950	304,368
Shutterfly, Inc. (a)	10,650	553,374
Total		857,742
Leisure Equipment & Products 0.8%
Brunswick Corp.	82,900	3,014,244
Media 0.5%
John Wiley & Sons, Inc., Class A	19,500	854,100
Valassis Communications, Inc.	29,010	799,225
Total		1,653,325
Specialty Retail 5.3%
Aaron’s, Inc.	70,800	1,916,556
Abercrombie & Fitch Co., Class A	49,850	1,760,203
Ascena Retail Group, Inc. (a)	100,500	1,640,160
Chico’s FAS, Inc.	102,500	1,599,000
Citi Trends, Inc. (a)	12,930	209,854
DSW, Inc., Class A	12,250	1,054,602
Francesca’s Holdings Corp. (a)	13,280	320,314
Genesco, Inc. (a)	9,170	565,606
Group 1 Automotive, Inc.	21,630	1,659,670

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Men’s Wearhouse, Inc. (The)	84,700	$3,188,955
OfficeMax, Inc.	156,607	1,702,318
RadioShack Corp. (a)	368,000	1,203,360
Rent-A-Center, Inc.	12,770	479,003
Tile Shop Holdings, Inc. (a)	14,940	396,956
Vitamin Shoppe, Inc. (a)	9,420	396,770
Zale Corp. (a)	46,780	585,218
Zumiez, Inc. (a)	8,340	222,678
Total		18,901,223
Textiles, Apparel & Luxury Goods 0.5%
Fifth & Pacific Companies, Inc. (a)	12,960	308,966
Jones Group, Inc. (The)	101,500	1,495,095
Total		1,804,061
TOTAL CONSUMER DISCRETIONARY		47,052,965
CONSUMER STAPLES 1.6%
Beverages 0.3%
Treasury Wine Estates Ltd., ADR	221,850	938,426
Food & Staples Retailing 0.2%
Ingles Markets, Inc., Class A	17,130	428,079
Susser Holdings Corp. (a)	6,000	286,260
Total		714,339
Food Products 0.7%
B&G Foods, Inc.	17,650	597,805
Flowers Foods, Inc.	58,500	1,216,215
J&J Snack Foods Corp.	11,800	907,656
Total		2,721,676
Personal Products 0.1%
Elizabeth Arden, Inc. (a)	9,060	314,654
Tobacco 0.3%
Alliance One International, Inc. (a)	266,303	753,637
Universal Corp.	7,350	360,297
Total		1,113,934
TOTAL CONSUMER STAPLES		5,803,029
ENERGY 4.6%
Energy Equipment & Services 2.4%
Exterran Holdings, Inc. (a)	14,200	389,506
Forum Energy Technologies, Inc. (a)	57,500	1,504,775
Helix Energy Solutions Group, Inc. (a)	66,040	1,652,981

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Hercules Offshore, Inc. (a)	84,240	$606,528
Hornbeck Offshore Services, Inc. (a)	9,210	501,761
Matrix Service Co. (a)	25,030	390,218
Newpark Resources, Inc. (a)	24,410	271,683
Parker Drilling Co. (a)	273,500	1,569,890
Tetra Technologies, Inc. (a)	121,060	1,422,455
Willbros Group, Inc. (a)	48,450	441,380
Total		8,751,177
Oil, Gas & Consumable Fuels 2.2%
Advantage Oil & Gas Ltd. (a)	304,421	1,105,048
Ardmore Shipping Corp. (a)	50,000	683,000
Berry Petroleum Co., Class A	57,400	2,362,010
Gastar Exploration Ltd. (a)	44,240	139,356
Oasis Petroleum, Inc. (a)	34,500	1,352,400
Overseas Shipholding Group, Inc. (a)	118,740	373,437
PDC Energy, Inc. (a)	6,860	393,627
SemGroup Corp., Class A	5,830	308,640
WPX Energy, Inc. (a)	52,268	975,321
Total		7,692,839
TOTAL ENERGY		16,444,016
FINANCIALS 19.8%
Capital Markets 1.5%
E*TRADE Financial Corp. (a)	82,500	1,158,300
Eaton Vance Corp.	21,500	828,825
Janus Capital Group, Inc.	185,900	1,554,124
Manning & Napier, Inc.	5,610	84,038
MCG Capital Corp.	77,010	376,579
Stifel Financial Corp. (a)	32,900	1,316,658
Total		5,318,524
Commercial Banks 7.5%
Associated Banc-Corp.	82,500	1,315,875
Banco Latinoamericano de Comercio Exterior SA, Class E	19,450	468,356
BancorpSouth, Inc.	20,360	394,577
BBCN Bancorp, Inc.	41,910	559,918
Cathay General Bancorp	61,250	1,348,725
City National Corp.	56,000	3,666,320
Community Trust Bancorp, Inc.	11,310	426,613
First BanCorp (a)	78,150	499,378
First Financial Holdings, Inc.	9,805	527,803
First Horizon National Corp.	47,740	528,004
First Merchants Corp.	30,580	522,306
FirstMerit Corp.	26,920	569,627
FNB Corp.	21,160	255,401

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Hancock Holding Co.	60,000	$1,929,000
Iberiabank Corp.	8,150	426,571
National Bank Holdings Corp., Class A	22,600	441,830
OFG Bancorp	35,450	609,031
Old National Bancorp	38,150	501,291
PacWest Bancorp	21,170	703,902
Pinnacle Financial Partners, Inc. (a)	16,250	454,188
PrivateBancorp, Inc.	31,180	680,348
Prosperity Bancshares, Inc.	69,460	4,153,708
Susquehanna Bancshares, Inc.	56,570	713,348
Synovus Financial Corp.	118,600	378,334
TCF Financial Corp.	61,000	857,050
Texas Capital Bancshares, Inc. (a)	9,620	424,050
Umpqua Holdings Corp.	23,110	375,306
Webster Financial Corp.	18,580	491,627
Western Alliance Bancorp (a)	32,800	536,936
Wintrust Financial Corp.	12,070	478,455
Zions Bancorporation	51,500	1,440,455
Total		26,678,333
Consumer Finance 0.2%
First Marblehead Corp. (The) (a)	186,160	149,077
Portfolio Recovery Associates, Inc. (a)	9,770	518,201
Total		667,278
Insurance 5.3%
American National Insurance Co.	27,300	2,865,681
AMERISAFE, Inc.	9,680	315,471
Enstar Group Ltd. (a)	3,940	530,994
First American Financial Corp.	14,970	312,873
Global Indemnity PLC (a)	14,500	355,685
Hanover Insurance Group, Inc. (The)	8,680	462,384
Horace Mann Educators Corp.	113,331	2,987,405
Maiden Holdings Ltd.	39,180	512,474
Montpelier Re Holdings Ltd.	80,358	1,996,896
Phoenix Companies, Inc. (The) (a)	6,420	243,318
Platinum Underwriters Holdings Ltd.	84,025	4,854,965
Primerica, Inc.	9,230	342,710
ProAssurance Corp.	32,900	1,550,906
Selective Insurance Group, Inc.	22,890	524,868
StanCorp Financial Group, Inc.	22,500	1,177,200
Total		19,033,830
Real Estate Investment Trusts (REITs) 4.3%
Colonial Properties Trust	21,380	472,284
CommonWealth REIT	38,510	945,421
CubeSmart	119,220	1,985,013

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
CyrusOne, Inc.	17,740	$338,124
DCT Industrial Trust, Inc.	61,960	414,512
DiamondRock Hospitality Co.	75,000	726,750
DuPont Fabros Technology, Inc.	22,750	518,473
EPR Properties	9,910	485,392
FelCor Lodging Trust, Inc. (a)	61,030	336,275
Granite Real Estate Investment Trust	90,205	3,053,439
Healthcare Realty Trust, Inc.	14,280	321,157
Highwoods Properties, Inc.	13,020	439,816
Hudson Pacific Properties, Inc.	45,650	910,718
LaSalle Hotel Properties	23,510	623,720
Potlatch Corp.	12,670	488,555
Redwood Trust, Inc.	101,150	1,799,459
RLJ Lodging Trust	23,850	548,073
Strategic Hotels & Resorts, Inc. (a)	49,330	400,066
Sun Communities, Inc.	7,200	309,384
Total		15,116,631
Real Estate Management & Development 0.6%
Jones Lang LaSalle, Inc.	27,000	2,220,480
Thrifts & Mortgage Finance 0.4%
Flagstar Bancorp, Inc. (a)	33,090	479,805
Home Loan Servicing Solutions Ltd.	22,200	506,160
Washington Federal, Inc.	24,470	511,178
Total		1,497,143
TOTAL FINANCIALS		70,532,219
HEALTH CARE 5.1%
Biotechnology 0.3%
InterMune, Inc. (a)	28,990	414,267
NPS Pharmaceuticals, Inc. (a)	13,810	346,631
Progenics Pharmaceuticals, Inc. (a)	62,420	347,055
Total		1,107,953
Health Care Equipment & Supplies 0.9%
Analogic Corp.	6,940	518,002
Cynosure Inc., Class A (a)	16,550	379,823
Meridian Bioscience, Inc.	13,560	304,964
NxStage Medical, Inc. (a)	35,260	435,461
STERIS Corp.	31,500	1,288,035
Volcano Corp. (a)	19,010	407,194
Total		3,333,479
Health Care Providers & Services 2.0%
Accretive Health, Inc. (a)	43,020	403,528

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
AMN Healthcare Services, Inc. (a)	95,800	$1,302,880
HealthSouth Corp. (a)	138,360	4,352,805
IPC The Hospitalist Co., Inc. (a)	9,900	509,256
WellCare Health Plans, Inc. (a)	7,060	449,510
Total		7,017,979
Health Care Technology 0.3%
MedAssets, Inc. (a)	23,320	522,834
Quality Systems, Inc.	24,850	514,147
Total		1,036,981
Life Sciences Tools & Services 1.5%
Affymetrix, Inc. (a)	36,230	201,801
Bio-Rad Laboratories, Inc., Class A (a)	14,000	1,596,140
Charles River Laboratories International, Inc. (a)	22,000	1,013,100
Covance, Inc. (a)	29,900	2,423,096
Total		5,234,137
Pharmaceuticals 0.1%
Auxilium Pharmaceuticals, Inc. (a)	33,740	588,763
TOTAL HEALTH CARE		18,319,292
INDUSTRIALS 22.5%
Aerospace & Defense 0.5%
DigitalGlobe, Inc. (a)	12,010	362,702
Esterline Technologies Corp. (a)	5,970	455,451
Kratos Defense & Security Solutions, Inc. (a)	48,360	408,159
Moog, Inc., Class A (a)	11,665	592,582
Total		1,818,894
Air Freight & Logistics 0.7%
Forward Air Corp.	66,000	2,430,780
Airlines 3.7%
Air France-KLM, ADR (a)	286,770	2,160,812
JetBlue Airways Corp. (a)	1,303,979	8,019,471
Skywest, Inc.	40,290	519,338
Southwest Airlines Co.	191,358	2,451,288
U.S. Airways Group, Inc. (a)	9,390	151,742
Total		13,302,651
Building Products 1.7%
Apogee Enterprises, Inc.	14,820	413,478
Gibraltar Industries, Inc. (a)	95,826	1,234,239
Simpson Manufacturing Co., Inc.	60,900	1,904,343

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products (continued)
Trex Co., Inc. (a)	50,000	$2,213,500
Universal Forest Products, Inc.	11,830	442,915
Total		6,208,475
Commercial Services & Supplies 3.7%
ACCO Brands Corp. (a)	155,120	1,022,241
Cenveo, Inc. (a)	125,890	352,492
Ennis, Inc.	5,750	102,408
Herman Miller, Inc.	107,600	2,740,572
KAR Auction Services, Inc.	124,300	3,311,352
Mobile Mini, Inc. (a)	99,400	3,019,772
Schawk, Inc.	51,500	643,750
Tetra Tech, Inc. (a)	29,800	678,844
United Stationers, Inc.	26,427	1,050,209
Viad Corp.	11,150	251,655
Total		13,173,295
Construction & Engineering 2.0%
Aegion Corp. (a)	93,200	1,994,480
Comfort Systems U.S.A., Inc.	103,310	1,559,981
EMCOR Group, Inc.	42,040	1,580,283
Pike Electric Corp.	139,000	1,542,900
Tutor Perini Corp. (a)	20,920	401,246
Total		7,078,890
Electrical Equipment 0.7%
Regal-Beloit Corp.	38,000	2,420,600
Machinery 4.9%
Accuride Corp. (a)	55,880	292,811
American Railcar Industries, Inc.	10,750	380,227
Barnes Group, Inc.	11,370	355,540
CIRCOR International, Inc.	8,310	477,742
Federal Signal Corp. (a)	57,480	670,792
Harsco Corp.	48,500	1,141,205
Hyster-Yale Materials Handling, Inc.	2,120	160,293
IDEX Corp.	31,800	1,887,966
Meritor, Inc. (a)	64,100	477,545
Oshkosh Corp. (a)	103,600	4,653,712
Standex International Corp.	6,730	359,315
Tecumseh Products Co., Class B (a)	10,948	100,503
Tennant Co.	7,860	403,768
Terex Corp. (a)	127,000	3,683,000
Trinity Industries, Inc.	24,500	1,034,390
Wabtec Corp.	24,000	1,404,480
Total		17,483,289

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Marine 0.3%
Kirby Corp. (a)	14,500	$1,166,235
Professional Services 1.7%
Acacia Research Corp.	20,960	460,491
Kelly Services, Inc., Class A	24,440	444,808
Korn/Ferry International (a)	176,850	3,132,014
Resources Connection, Inc.	136,240	1,667,578
RPX Corp. (a)	24,960	391,622
Total		6,096,513
Road & Rail 0.6%
Con-way, Inc.	12,340	513,344
Landstar System, Inc.	25,790	1,409,424
Quality Distribution, Inc. (a)	20,960	192,203
Total		2,114,971
Trading Companies & Distributors 2.0%
AerCap Holdings NV (a)	275,500	4,942,470
Aircastle Ltd.	82,540	1,345,402
Beacon Roofing Supply, Inc. (a)	12,050	437,776
Rush Enterprises, Inc., Class A (a)	19,390	485,332
Total		7,210,980
TOTAL INDUSTRIALS		80,505,573
INFORMATION TECHNOLOGY 15.9%
Communications Equipment 0.7%
Arris Group, Inc. (a)	40,030	627,270
Brocade Communications Systems, Inc. (a)	61,790	457,246
Plantronics, Inc.	14,500	626,400
ShoreTel, Inc. (a)	8,110	39,820
Tellabs, Inc.	192,490	427,328
Ubiquiti Networks, Inc.	11,310	396,529
Total		2,574,593
Computers & Peripherals 0.7%
Avid Technology, Inc. (a)	146,000	786,940
Diebold, Inc.	48,000	1,357,440
Intevac, Inc. (a)	77,750	465,722
Total		2,610,102
Electronic Equipment, Instruments & Components 6.4%
Celestica, Inc. (a)	225,343	2,390,889
FARO Technologies, Inc. (a)	36,200	1,344,106
Jabil Circuit, Inc.	95,000	2,167,900
Littelfuse, Inc.	32,400	2,390,148
Mercury Systems, Inc. (a)	123,080	1,074,489

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
OSI Systems, Inc. (a)	7,390	$537,253
Park Electrochemical Corp.	52,900	1,409,256
Plexus Corp. (a)	101,600	3,326,384
Sanmina Corp. (a)	347,608	5,655,582
Tech Data Corp. (a)	4,100	201,556
Vishay Intertechnology, Inc. (a)	201,600	2,469,600
Total		22,967,163
Internet Software & Services 0.3%
Active Network, Inc. (The) (a)	46,020	450,996
Demand Media, Inc. (a)	38,070	246,694
Stamps.com, Inc. (a)	8,280	346,766
Total		1,044,456
IT Services 1.5%
Ciber, Inc. (a)	98,950	360,178
DST Systems, Inc.	12,000	856,440
Euronet Worldwide, Inc. (a)	16,900	580,515
MoneyGram International, Inc. (a)	31,560	639,405
VeriFone Systems, Inc. (a)	137,500	2,725,250
Total		5,161,788
Semiconductors & Semiconductor Equipment 4.5%
Amkor Technology, Inc. (a)	12,170	48,802
Applied Micro Circuits Corp. (a)	35,690	384,024
ATMI, Inc. (a)	33,500	822,425
Axcelis Technologies, Inc. (a)	200,000	396,000
Brooks Automation, Inc.	197,500	1,738,000
Diodes, Inc. (a)	107,000	2,664,300
Fairchild Semiconductor International, Inc. (a)	198,600	2,424,906
Formfactor, Inc. (a)	77,200	468,604
International Rectifier Corp. (a)	58,060	1,386,473
Micron Technology, Inc. (a)	250,000	3,392,500
Photronics, Inc. (a)	287,300	2,091,544
SunEdison, Inc. (a)	38,430	282,845
Total		16,100,423
Software 1.8%
ACI Worldwide, Inc. (a)	10,141	493,562
Aspen Technology, Inc. (a)	15,150	506,464
Blackbaud, Inc.	11,980	431,520
Bottomline Technologies de, Inc. (a)	16,240	442,053
EPIQ Systems, Inc.	5,530	67,743
Informatica Corp. (a)	47,000	1,681,190
Manhattan Associates, Inc. (a)	320	28,000
Mentor Graphics Corp.	101,900	2,258,104

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Netscout Systems, Inc. (a)	20,900	$519,156
Total		6,427,792
TOTAL INFORMATION TECHNOLOGY		56,886,317
MATERIALS 5.6%
Chemicals 2.2%
Calgon Carbon Corp. (a)	26,670	458,724
H.B. Fuller Co.	10,400	387,816
Minerals Technologies, Inc.	10,090	447,996
PolyOne Corp.	152,300	4,115,146
Scotts Miracle-Gro Co., Class A	40,500	2,134,755
Sensient Technologies Corp.	8,110	336,240
Total		7,880,677
Construction Materials 0.2%
Texas Industries, Inc. (a)	13,500	792,450
Metals & Mining 1.7%
AuRico Gold, Inc.	458,429	1,962,076
Coeur Mining, Inc. (a)	90,000	1,299,600
Horsehead Holding Corp. (a)	33,960	403,105
IAMGOLD Corp.	68,700	413,574
McEwen Mining, Inc. (a)	88,710	240,404
RTI International Metals, Inc. (a)	15,690	485,920
SunCoke Energy, Inc. (a)	25,110	394,980
Walter Energy, Inc.	67,000	866,980
Total		6,066,639
Paper & Forest Products 1.5%
Clearwater Paper Corp. (a)	10,190	485,655
KapStone Paper and Packaging Corp.	12,300	516,600
Louisiana-Pacific Corp. (a)	34,160	511,034
Resolute Forest Products, Inc. (a)	287,998	3,631,655
Total		5,144,944
TOTAL MATERIALS		19,884,710
TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.3%
General Communication, Inc., Class A (a)	62,290	557,496
Iridium Communications, Inc. (a)	63,000	421,470
Total		978,966
TOTAL TELECOMMUNICATION SERVICES		978,966

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 1.1%
Electric Utilities 0.8%
Cleco Corp.	10,130	$457,471
IDACORP, Inc.	9,390	449,499
PNM Resources, Inc.	26,300	576,233
Unitil Corp.	6,210	174,749
Westar Energy, Inc.	38,500	1,197,735
Total		2,855,687
Gas Utilities 0.3%
Chesapeake Utilities Corp.	7,410	386,876
New Jersey Resources Corp.	9,670	416,584
Southwest Gas Corp.	7,740	362,077
Total		1,165,537
TOTAL UTILITIES		4,021,224
Total Common Stocks (Cost: $258,550,269)		$320,428,311

Issuer	Shares	Value

Limited Partnerships 0.1%
ENERGY 0.1%
Energy Equipment & Services 0.1%
Exterran Partners LP	11,790	$329,295
TOTAL ENERGY		329,295
Total Limited Partnerships (Cost: $341,719)		$329,295

	Shares	Value

Money Market Funds 10.5%
Columbia Short-Term Cash Fund, 0.097% (b)(c)	37,486,866	37,486,866
Total Money Market Funds (Cost: $37,486,866)		$37,486,866
Total Investments
(Cost: $296,378,854) (d)		$358,244,472(e)
Other Assets & Liabilities, Net		(1,240,022)
Net Assets		$357,004,450

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at August 31, 2013.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,013,646	35,702,727	(24,229,507)	37,486,866	8,632	37,486,866

(d)                                     At August 31, 2013, the cost of securities for federal income tax purposes was approximately $296,379,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$78,475,000
Unrealized Depreciation	(16,609,000)
Net Unrealized Appreciation	$61,866,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	47,052,965	—	—	47,052,965
Consumer Staples	5,803,029	—	—	5,803,029
Energy	16,444,016	—	—	16,444,016
Financials	70,532,219	—	—	70,532,219
Health Care	18,319,292	—	—	18,319,292
Industrials	80,505,573	—	—	80,505,573
Information Technology	56,886,317	—	—	56,886,317
Materials	19,884,710	—	—	19,884,710
Telecommunication Services	978,966	—	—	978,966
Utilities	4,021,224	—	—	4,021,224
Total Equity Securities	320,428,311	—	—	320,428,311
Other
Limited Partnerships	329,295	—	—	329,295
Total Other	329,295	—	—	329,295
Mutual Funds
Money Market Funds	37,486,866	—	—	37,486,866
Total Mutual Funds	37,486,866	—	—	37,486,866
Total	358,244,472	—	—	358,244,472

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Select Large-Cap Value Fund

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%
CONSUMER DISCRETIONARY 7.8%
Multiline Retail 2.0%
Nordstrom, Inc.	215,000	$11,981,950
Specialty Retail 5.8%
Gap, Inc. (The)	420,000	16,984,800
Lowe’s Companies, Inc.	385,000	17,640,700
Total		34,625,500
TOTAL CONSUMER DISCRETIONARY		46,607,450
CONSUMER STAPLES 10.9%
Food & Staples Retailing 1.9%
Costco Wholesale Corp.	102,500	11,466,675
Food Products 4.1%
Tyson Foods, Inc., Class A	840,000	24,318,000
Tobacco 4.9%
Altria Group, Inc.	460,000	15,584,800
Philip Morris International, Inc.	165,500	13,809,320
Total		29,394,120
TOTAL CONSUMER STAPLES		65,178,795
ENERGY 17.6%
Oil, Gas & Consumable Fuels 17.6%
Anadarko Petroleum Corp.	207,000	18,923,940
Chevron Corp.	100,000	12,043,000
ConocoPhillips	220,000	14,586,000
Marathon Oil Corp.	410,000	14,116,300
Marathon Petroleum Corp.	220,000	15,952,200
Valero Energy Corp.	550,000	19,541,500
Williams Companies, Inc. (The)	285,000	10,328,400
Total		105,491,340
TOTAL ENERGY		105,491,340
FINANCIALS 28.4%
Capital Markets 3.4%
Morgan Stanley	800,000	20,608,000
Commercial Banks 3.8%
Wells Fargo & Co.	555,000	22,799,400
Diversified Financial Services 12.3%
Bank of America Corp.	2,000,000	28,240,000

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
Citigroup, Inc.	470,000	$22,715,100
JPMorgan Chase & Co.	450,000	22,738,500
Total		73,693,600
Insurance 8.9%
MetLife, Inc.	325,000	15,011,750
Prudential Financial, Inc.	200,000	14,976,000
Unum Group	800,000	23,624,000
Total		53,611,750
TOTAL FINANCIALS		170,712,750
HEALTH CARE 8.5%
Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	180,000	12,520,800
Health Care Providers & Services 2.7%
Humana, Inc.	175,000	16,114,000
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	545,000	22,721,050
TOTAL HEALTH CARE		51,355,850
INDUSTRIALS 9.8%
Aerospace & Defense 5.6%
General Dynamics Corp.	109,000	9,074,250
Honeywell International, Inc.	180,000	14,322,600
United Technologies Corp.	106,500	10,660,650
Total		34,057,500
Road & Rail 4.2%
CSX Corp.	490,000	12,058,900
Union Pacific Corp.	85,000	13,050,900
Total		25,109,800
TOTAL INDUSTRIALS		59,167,300
INFORMATION TECHNOLOGY 7.5%
Communications Equipment 3.6%
Juniper Networks, Inc. (a)	1,140,000	21,546,000
Semiconductors & Semiconductor Equipment 3.9%
Applied Materials, Inc.	1,550,000	23,265,500
TOTAL INFORMATION TECHNOLOGY		44,811,500

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 6.1%
Chemicals 3.0%
EI du Pont de Nemours & Co.	235,000	$13,305,700
Praxair, Inc.	40,000	4,696,000
Total		18,001,700
Metals & Mining 3.1%
Freeport-McMoRan Copper & Gold, Inc.	617,500	18,660,850
TOTAL MATERIALS		36,662,550
UTILITIES 3.0%
Independent Power Producers & Energy Traders 3.0%
AES Corp. (The)	1,410,000	17,921,100

Common Stocks (continued)
UTILITIES (CONTINUED)
TOTAL UTILITIES		17,921,100
Total Common Stocks (Cost: $405,342,825)		$597,908,635

	Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.097% (b)(c)	1,457,697	$1,457,697
Total Money Market Funds (Cost: $1,457,697)		$1,457,697
Total Investments
(Cost: $406,800,522) (d)		$599,366,332(e)
Other Assets & Liabilities, Net		1,401,318
Net Assets		$600,767,650

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at August 31, 2013.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	34,801,958	(33,344,261)	1,457,697	648	1,457,697

(d)                                     At August 31, 2013, the cost of securities for federal income tax purposes was approximately $406,801,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$199,583,000
Unrealized Depreciation	(7,018,000)
Net Unrealized Appreciation	$192,565,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	46,607,450	—	—	46,607,450
Consumer Staples	65,178,795	—	—	65,178,795
Energy	105,491,340	—	—	105,491,340
Financials	170,712,750	—	—	170,712,750
Health Care	51,355,850	—	—	51,355,850
Industrials	59,167,300	—	—	59,167,300
Information Technology	44,811,500	—	—	44,811,500
Materials	36,662,550	—	—	36,662,550
Utilities	17,921,100	—	—	17,921,100
Total Equity Securities	597,908,635	—	—	597,908,635
Mutual Funds
Money Market Funds	1,457,697	—	—	1,457,697
Total Mutual Funds	1,457,697	—	—	1,457,697
Total	599,366,332	—	—	599,366,332

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Select Smaller-Cap Value Fund

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.1%
CONSUMER DISCRETIONARY 17.5%
Auto Components 3.1%
American Axle & Manufacturing Holdings, Inc. (a)	700,000	$13,461,000
Diversified Consumer Services 3.7%
Sotheby’s	348,000	16,046,280
Hotels, Restaurants & Leisure 4.8%
Penn National Gaming, Inc. (a)	145,000	7,625,550
Texas Roadhouse, Inc.	520,000	12,922,000
Total		20,547,550
Household Durables 2.5%
Lennar Corp., Class A	340,000	10,815,400
Textiles, Apparel & Luxury Goods 3.4%
Hanesbrands, Inc.	245,000	14,572,600
TOTAL CONSUMER DISCRETIONARY		75,442,830
CONSUMER STAPLES 5.9%
Food Products 3.2%
Dean Foods Co. (a)	307,500	5,891,700
WhiteWave Foods Co. (a)	223,738	4,239,835
WhiteWave Foods Co., Class A (a)	187,237	3,579,972
Total		13,711,507
Personal Products 2.7%
Herbalife Ltd.	195,000	11,896,950
TOTAL CONSUMER STAPLES		25,608,457
ENERGY 9.7%
Energy Equipment & Services 7.6%
Exterran Holdings, Inc. (a)	375,000	10,286,250
Superior Energy Services, Inc. (a)	450,000	11,052,000
Tetra Technologies, Inc. (a)	950,000	11,162,500
Total		32,500,750
Oil, Gas & Consumable Fuels 2.1%
Oasis Petroleum, Inc. (a)	235,000	9,212,000
TOTAL ENERGY		41,712,750

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 11.6%
Insurance 11.6%
Aspen Insurance Holdings Ltd.	275,000	$9,781,750
Endurance Specialty Holdings Ltd.	260,000	13,031,200
Hanover Insurance Group, Inc. (The)	235,000	12,518,450
Lincoln National Corp.	350,000	14,714,000
Total		50,045,400
TOTAL FINANCIALS		50,045,400
HEALTH CARE 12.1%
Health Care Equipment & Supplies 2.3%
Analogic Corp.	102,500	7,650,600
Sirona Dental Systems, Inc. (a)	35,000	2,266,950
Total		9,917,550
Health Care Providers & Services 3.0%
WellCare Health Plans, Inc. (a)	202,500	12,893,175
Life Sciences Tools & Services 1.1%
Bruker Corp. (a)	250,176	5,013,527
Pharmaceuticals 5.7%
Impax Laboratories, Inc. (a)	481,000	9,802,780
Salix Pharmaceuticals Ltd. (a)	220,000	14,726,800
Total		24,529,580
TOTAL HEALTH CARE		52,353,832
INDUSTRIALS 20.3%
Aerospace & Defense 2.4%
Cubic Corp.	210,000	10,544,100
Airlines 3.1%
United Continental Holdings, Inc. (a)	465,000	13,233,900
Commercial Services & Supplies 4.2%
Brink’s Co. (The)	145,000	3,745,350
Waste Connections, Inc.	340,000	14,402,400
Total		18,147,750
Electrical Equipment 3.9%
EnerSys, Inc.	325,000	16,666,000
Machinery 3.8%
Mueller Industries, Inc.	225,000	12,046,500
Wabash National Corp. (a)	425,000	4,428,500
Total		16,475,000

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 2.9%
Swift Transportation Co. (a)	690,000	$12,392,400
TOTAL INDUSTRIALS		87,459,150
INFORMATION TECHNOLOGY 16.6%
Communications Equipment 3.5%
Calix, Inc. (a)	703,100	9,034,835
NETGEAR, Inc. (a)	200,000	5,788,000
Total		14,822,835
Electronic Equipment, Instruments & Components 3.9%
Belden, Inc.	297,500	16,874,200
IT Services 1.6%
CACI International, Inc., Class A (a)	103,000	6,942,200
Semiconductors & Semiconductor Equipment 5.1%
Cypress Semiconductor Corp.	849,989	9,621,875
ON Semiconductor Corp. (a)	1,690,000	12,235,600
Total		21,857,475
Software 2.5%
BroadSoft, Inc. (a)	340,000	10,944,600
Comverse, Inc. (a)	2	61

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Verint Systems, Inc. (a)	2	$66
Total		10,944,727
TOTAL INFORMATION TECHNOLOGY		71,441,437
MATERIALS 4.4%
Chemicals 2.5%
Minerals Technologies, Inc.	237,500	10,545,000
Containers & Packaging 1.9%
Owens-Illinois, Inc. (a)	290,000	8,233,100
TOTAL MATERIALS		18,778,100
Total Common Stocks (Cost: $248,090,779)		$422,841,956

	Shares	Value

Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.097% (b)(c)	8,141,686	$8,141,686
Total Money Market Funds (Cost: $8,141,686)		$8,141,686
Total Investments
(Cost: $256,232,465) (d)		$430,983,642(e)
Other Assets & Liabilities, Net		(194,622)
Net Assets		$430,789,020

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	532,587	24,225,644	(16,616,545)	8,141,686	3,317	8,141,686

(d)

At August 31, 2013, the cost of securities for federal income tax purposes was approximately $ 256,232,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$ 183,499,000
Unrealized Depreciation	(8,747,000)
Net Unrealized Appreciation	$ 174,752,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	75,442,830	—	—	75,442,830
Consumer Staples	25,608,457	—	—	25,608,457
Energy	41,712,750	—	—	41,712,750
Financials	50,045,400	—	—	50,045,400
Health Care	52,353,832	—	—	52,353,832
Industrials	87,459,150	—	—	87,459,150
Information Technology	71,441,437	—	—	71,441,437
Materials	18,778,100	—	—	18,778,100
Total Equity Securities	422,841,956	—	—	422,841,956
Mutual Funds
Money Market Funds	8,141,686	—	—	8,141,686
Total Mutual Funds	8,141,686	—	—	8,141,686
Total	430,983,642	—	—	430,983,642

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Seligman Communications and Information Fund

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.0%
CONSUMER DISCRETIONARY 1.7%
Diversified Consumer Services 0.9%
LifeLock, Inc. (a)	1,246,229	$15,714,948
Outerwall, Inc. (a)	211,900	13,173,823
Total		28,888,771
Media 0.8%
News Corp., Class A (a)	632,000	9,922,400
Twenty-First Century Fox, Inc.	528,000	16,542,240
Total		26,464,640
TOTAL CONSUMER DISCRETIONARY		55,353,411
FINANCIALS —%
Diversified Financial Services —%
Hanei Corp. (b)(c)(d)	49,382	—
TOTAL FINANCIALS		—
INDUSTRIALS 0.6%
Commercial Services & Supplies 0.6%
Performant Financial Corp. (a)	1,823,349	19,746,869
TOTAL INDUSTRIALS		19,746,869
INFORMATION TECHNOLOGY 97.7%
Communications Equipment 7.0%
Cisco Systems, Inc.	3,711,700	86,519,727
Flashpoint Technology, Inc. (b)(c)(d)	246,914	—
Nortel Networks Corp. (a)	819	6
QUALCOMM, Inc.	2,112,764	140,033,998
Total		226,553,731
Computers & Peripherals 19.2%
Apple, Inc.	394,000	191,897,700
Electronics for Imaging, Inc. (a)(e)	3,354,047	98,206,496
EMC Corp.	4,918,800	126,806,664
NetApp, Inc.	4,046,100	168,074,994
Synaptics, Inc. (a)	927,400	35,853,284
Total		620,839,138
Electronic Equipment, Instruments & Components 0.2%
Trimble Navigation Ltd. (a)	240,900	6,082,725
Internet Software & Services 3.7%
Google, Inc., Class A (a)	143,300	121,360,770

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 1.1%
Global Payments, Inc.	483,900	$23,057,835
Visa, Inc., Class A	70,900	12,366,378
Total		35,424,213
Semiconductors & Semiconductor Equipment 32.7%
Advanced Micro Devices, Inc. (a)	8,895,594	29,088,592
Avago Technologies Ltd.	2,400,100	92,427,851
Broadcom Corp., Class A	5,028,600	127,022,436
KLA-Tencor Corp.	882,504	48,670,096
Lam Research Corp. (a)	4,441,625	207,290,639
Lattice Semiconductor Corp. (a)	4,305,833	20,495,765
Marvell Technology Group Ltd.	5,416,197	65,590,146
Maxim Integrated Products, Inc.	1,255,900	34,970,535
Micron Technology, Inc. (a)	1,060,700	14,393,699
Microsemi Corp. (a)	3,580,700	92,167,218
RDA Microelectronics, Inc.	308,541	3,517,367
Skyworks Solutions, Inc. (a)	3,092,033	78,413,957
Spansion, Inc., Class A (a)(e)	4,386,723	45,490,318
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,117,000	18,497,520
Teradyne, Inc. (a)(e)	11,790,000	180,976,500
Total		1,059,012,639
Software 33.8%
Activision Blizzard, Inc.	988,500	16,132,320
BMC Software, Inc. (a)	715,600	32,917,600
Check Point Software Technologies Ltd. (a)	2,891,943	162,151,244
Citrix Systems, Inc. (a)	1,455,900	103,034,043
Fortinet, Inc. (a)	752,300	14,895,540
Microsoft Corp.	504,100	16,836,940
Nuance Communications, Inc. (a)	6,150,600	117,414,954
PTC, Inc. (a)	2,663,978	69,449,906
Salesforce.com, Inc. (a)	234,300	11,511,159
SolarWinds, Inc. (a)	404,900	14,758,605
Symantec Corp.	7,163,800	183,464,918
Synopsys, Inc. (a)(e)	8,990,203	325,984,761
VMware, Inc., Class A (a)	292,800	24,639,120
Total		1,093,191,110
TOTAL INFORMATION TECHNOLOGY		3,162,464,326
Total Common Stocks (Cost: $2,625,943,981)		$3,237,564,606

Issuer	Shares	Value

Convertible Preferred Stocks 0.1%
INFORMATION TECHNOLOGY 0.1%
Computers & Peripherals 0.1%
Silver Peak Systems, Inc. (a)(b)(d)	2,620,545	$2,437,107
TOTAL INFORMATION TECHNOLOGY		2,437,107
Total Convertible Preferred Stocks (Cost: $10,041,774)		$2,437,107

	Shares	Value

Money Market Funds —%
Columbia Short-Term Cash Fund, 0.097% (e)(f)	954,890	$954,890
Total Money Market Funds (Cost: $954,890)		$954,890
Total Investments
(Cost: $2,636,940,645) (g)		$3,240,956,603(h)
Other Assets & Liabilities, Net		(3,358,712)
Net Assets		$3,237,597,891

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2013 was $2,437,107, representing 0.08% of net assets. Information concerning such security holdings at August 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Flashpoint Technology, Inc.	09-10-99	1,000,844
Hanei Corp.	09-10-99	—
Silver Peak Systems, Inc.	01-14-08	10,041,774

(c)	Negligible market value.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2013, the value of these securities amounted to $2,437,107, which represents 0.08% of net assets.

(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	65,081,464	179,134,844	(243,261,418)	—	954,890	9,860	954,890
Electronics For Imaging, Inc.	104,530,026	—	(31,566,100)	2,975,616	75,939,542	—	98,206,496
Spansion, Inc., Class A	58,279,801	5,522,644	—	—	63,802,445	—	45,490,318
Synopsys, Inc.	221,795,194	—	(6,601,734)	1,663,010	216,856,470	—	325,984,761
Teradyne, Inc.	170,772,181	17,061,937	—	—	187,834,118	—	180,976,500
Total	620,458,666	201,719,425	(281,429,252)	4,638,626	545,387,465	9,860	651,612,965

(f)	The rate shown is the seven-day current annualized yield at August 31, 2013.
(g)

At August 31, 2013, the cost of securities for federal income tax purposes was approximately $2,636,941,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$694,209,000
Unrealized Depreciation	(90,193,000)
Net Unrealized Appreciation	$604,016,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	55,353,411	—	—	55,353,411
Industrials	19,746,869	—	—	19,746,869
Information Technology	3,162,464,326	—	—	3,162,464,326
Convertible Preferred Stocks
Information Technology	—	—	2,437,107	2,437,107
Total Equity Securities	3,237,564,606	—	2,437,107	3,240,001,713
Mutual Funds
Money Market Funds	954,890	—	—	954,890
Total Mutual Funds	954,890	—	—	954,890
Total	3,238,519,496	—	2,437,107	3,240,956,603

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Convertible Preferred Stocks ($)
Balance as of May 31, 2013	2,463,313
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	(26,206)
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of August 31, 2013	2,437,107

(a) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2013 was $(26,206), which is comprised of Convertible Preferred Stocks.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain convertible preferred stock classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia U.S. Government Mortgage Fund

August 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) 100.7%
Federal Home Loan Mortgage Corp. (b)(c)
CMO Series 4119 Class SP
10/15/42	2.466%	$6,021,432	$4,849,205
Federal Home Loan Mortgage Corp. (b)(c)(d)
CMO IO Series 3913 Class SW
09/15/40	6.416%	11,439,276	1,980,304
CMO IO STRIPS Series 277 Class S6
09/15/42	5.866%	38,118,742	8,493,626
CMO IO STRIPS Series 281 Class S1
10/15/42	5.816%	31,617,834	7,044,643
CMO IO Series 2471 Class SI
03/15/32	7.766%	92,590	22,587
CMO IO Series 276 Class S5
09/15/42	5.816%	18,258,168	4,403,161
CMO IO Series 2957 Class SW
04/15/35	5.816%	4,844,285	848,516
CMO IO Series 299 Class S1
01/15/43	5.816%	12,530,168	2,757,193
CMO IO Series 3122 Class IS
03/15/36	6.516%	9,954,555	1,522,017
CMO IO Series 3280 Class SI
02/15/37	6.256%	4,470,533	646,170
CMO IO Series 3453 Class W
12/15/32	7.209%	13,280,395	2,293,607
CMO IO Series 3550 Class EI
07/15/39	6.216%	18,671,012	3,267,179
CMO IO Series 3630 Class AI
03/15/17	1.931%	712,303	20,696
CMO IO Series 3761 Class KS
06/15/40	5.816%	3,823,984	545,481
CMO IO Series 3922 Class SH
09/15/41	5.716%	30,115,068	4,652,778
CMO IO Series 3984 Class QS
12/15/39	6.416%	19,063,355	3,569,918
CMO IO Series 4066 Class SC
12/15/38	6.466%	25,305,940	5,963,256
CMO IO Series 4068 Class GI
09/15/36	2.292%	33,153,002	1,948,796
CMO IO Series 4091 Class SH
08/15/42	6.366%	39,081,232	8,771,286
CMO IO Series 4093 Class SD
01/15/38	6.516%	22,377,294	4,946,031
CMO IO Series 4094 Class SY
08/15/42	5.896%	24,229,309	5,023,077
CMO IO Series 4102 Class YS
09/15/42	6.416%	17,439,347	4,833,665
CMO IO Series 4107 Class KS
06/15/38	1.902%	23,702,511	1,805,667
Federal Home Loan Mortgage Corp. (c)
01/01/42-07/01/42	3.500%	116,032,748	115,492,905
03/01/41-11/01/41	4.000%	35,629,305	36,906,728
07/01/39-08/01/41	4.500%	42,585,618	45,023,848
11/01/17-09/01/41	5.000%	70,368,539	75,842,491

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
01/01/30-06/01/33	5.500%	$18,671,992	$20,159,922
04/01/33-12/01/37	6.000%	19,830,293	21,796,192
12/01/16-08/01/34	6.500%	1,238,550	1,362,746
04/01/17-08/01/29	7.000%	111,063	118,010
06/01/15	7.500%	61,343	63,268
10/01/17-06/01/31	8.000%	237,450	270,724
01/01/20	10.500%	15,422	15,514
Federal Home Loan Mortgage Corp. (c)(d)
CMO IO Series 2639 Class UI
03/15/22	5.000%	77,017	2,268
CMO IO Series 304 Class C69
12/15/42	4.000%	10,289,958	2,455,432
CMO IO Series 3786 Class PI
12/15/37	4.500%	9,779,225	1,254,130
CMO IO Series 3800 Class HI
01/15/40	4.500%	9,072,274	1,563,857
CMO IO Series 3807 Class NI
11/15/35	4.500%	29,384,140	3,547,321
CMO IO Series 3907 Class AI
05/15/40	5.000%	26,293,803	6,397,842
CMO IO Series 4120 Class AI
11/15/39	3.500%	17,427,960	2,931,263
CMO IO Series 4121 Class IA
01/15/41	3.500%	15,122,333	3,298,019
CMO IO Series 4139 Class CI
05/15/42	3.500%	9,863,591	1,937,238
CMO IO Series 4148 Class BI
02/15/41	4.000%	12,880,295	2,635,901
Federal Home Loan Mortgage Corp. (c)(e)
09/01/43	3.500%	25,000,000	24,916,992
09/01/43	4.000%	10,000,000	10,309,375
Federal National Mortgage Association (b)(c)(d)
CMO IO Series 2003-117 Class KS
08/25/33	6.916%	8,965,922	568,578
CMO IO Series 2005-57 Class NI
07/25/35	6.516%	6,945,910	1,281,123
CMO IO Series 2005-99 Class AI
12/25/35	6.466%	21,559,809	3,831,038
CMO IO Series 2006-115 Class EI
12/25/36	6.456%	24,157,694	4,122,464
CMO IO Series 2006-5 Class N1
08/25/34	2.101%	24,351,707	1,410,879
CMO IO Series 2006-5 Class N2
02/25/35	2.140%	92,236,202	6,594,252
CMO IO Series 2007-5 Class SC
02/25/37	5.926%	2,200,576	315,429
CMO IO Series 2007-54 Class DI
06/25/37	5.916%	30,848,784	5,024,998
CMO IO Series 2012-108 Class S
10/25/42	5.816%	34,914,407	7,062,109
CMO IO Series 2012-51 Class SA
05/25/42	6.316%	23,499,629	5,764,480
CMO IO Series 2012-80 Class AS

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
02/25/39	5.866%	$31,994,360	$5,674,075
CMO IO Series 2012-80 Class DS
06/25/39	6.466%	12,753,250	3,194,229
CMO IO Series 2012-87 Class NS
02/25/39	5.866%	19,821,722	4,129,515
CMO IO Series 2012-87 Class SQ
08/25/42	6.116%	8,269,120	2,040,112
CMO IO Series 2012-89 Class SD
04/25/39	5.866%	19,862,382	3,848,722
CMO IO Series 2012-97 Class SB
09/25/42	5.816%	13,349,109	2,927,155
CMO IO Series 2013-11 Class SC
02/25/40	6.016%	15,170,014	3,453,879
CMO IO Series 2013-13 Class SA
03/25/43	5.966%	25,266,609	5,769,969
Federal National Mortgage Association (c)
05/01/27	2.500%	24,893,539	24,752,653
02/01/27-12/01/42	3.000%	115,390,950	116,695,354
10/01/14	3.380%	2,359,354	2,398,970
03/01/42-12/01/42	3.500%	115,923,660	115,649,828
11/01/40-11/01/42	4.000%	168,166,283	174,308,148
06/01/25-09/01/41	4.500%	180,401,169	191,798,583
02/01/18-09/01/41	5.000%	120,293,498	130,616,197
03/01/23-04/01/41	5.500%	47,784,587	52,557,766
03/01/17-09/01/38	6.000%	15,308,025	16,853,174
08/01/16-10/01/37	6.500%	17,155,255	19,145,448
12/01/28-01/01/33	7.000%	3,461,950	3,910,687
01/01/17-09/01/28	7.500%	350,885	398,665
11/01/15-04/01/25	8.000%	211,746	234,337
11/01/37	8.500%	48,763	55,889
10/01/31	9.500%	91,090	98,523
Federal National Mortgage Association (c)(d)
CMO IO Series 2003-119 Class GI
12/25/33	4.500%	177,424	48,240
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	53,734,157	9,998,916
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	10,062,410	1,704,019
CMO IO Series 2012-134 Class AI
07/25/40	3.500%	36,716,729	7,279,661
CMO IO Series 2012-144 Class HI
07/25/42	3.500%	8,810,723	1,688,081
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	22,970,069	4,297,220
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	8,821,990	1,964,683
CMO IO Series 2013-1 Class BI

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)
02/25/40	3.500%	$7,315,054	$1,407,850
CMO IO Series 2013-16 Class IO
01/25/40	3.500%	24,093,661	5,156,506
Federal National Mortgage Association (c)(e)
09/01/28-09/01/43	3.000%	297,000,000	287,155,015
08/01/42-09/01/43	3.500%	227,506,210	227,469,751
Federal National Mortgage Association (c)(f)
08/01/38	5.500%	8,095,412	8,789,298
07/01/17	6.000%	517,357	551,036
06/01/31	7.000%	336,729	373,817
Government National Mortgage Association (b)(c)(d)
CMO IO Series 2004-32 Class HS
05/16/34	6.416%	4,051,719	802,030
CMO IO Series 2012-148 Class SA
12/20/42	6.466%	25,545,349	6,761,930
CMO IO Series 2012-41 Class SA
03/20/42	6.416%	14,851,397	3,605,921
CMO IO Series 2012-48 Class SA
04/16/42	6.466%	22,498,487	4,893,041
CMO IO Series 2012-75 Class SA
06/20/42	5.866%	16,352,119	4,148,544
CMO IO Series 2012-94 Class SB
07/20/42	6.416%	35,666,833	9,208,160
Government National Mortgage Association (c)
09/15/33-08/20/40	5.000%	39,108,651	42,760,432
12/15/32-11/20/41	6.000%	19,217,958	21,078,530
12/15/31-02/15/32	6.500%	339,538	383,641
03/15/30	7.000%	42,818	49,683
11/15/14	8.000%	787	790
Government National Mortgage Association (c)(d)
CMO IO Series 2012-121 Class PI
09/16/42	4.500%	15,676,279	3,396,877
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	20,582,741	2,955,486
CMO IO Series 2012-148 Class IP
04/20/41	3.500%	8,392,823	1,358,074
CMO IO Series 2012-41 Class IP
08/20/41	4.000%	27,104,115	5,011,857
CMO IO Series 2012-94 Class BI
05/20/37	4.000%	21,048,409	3,838,649
Government National Mortgage Association (c)(e)
09/01/43	3.000%	40,000,000	38,756,248
09/01/43	4.000%	8,000,000	8,327,500
Vendee Mortgage Trust (b)(c)(d)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.384%	2,953,513	29,777
CMO IO Series 1998-3 Class IO
03/15/29	0.238%	3,572,497	17,266
Total Residential Mortgage-Backed Securities - Agency (Cost: $2,119,516,058)			$2,090,266,602

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 16.4%
ASG Resecuritization Trust (b)(c)(g)
CMO Series 2013-2 Class 1A60
12/28/35	2.985%	$7,182,251	$7,079,564
CMO Series 2013-2 Class 2A70
11/28/35	2.703%	4,051,069	3,934,992
American General Mortgage Loan Trust (b)(c)(g)
CMO Series 2010-1A Class A3
03/25/58	5.650%	12,000,000	12,495,684
CMO Series 2010-1A Class A4
03/25/58	5.650%	8,000,000	8,334,728
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (c)(g)
05/25/47	4.000%	15,836,973	15,945,852
BCAP LLC Trust (b)(c)(g)
07/26/37	2.301%	14,469,036	14,147,853
CMO Series 2010-RR12 Class 3A7
08/26/37	5.000%	5,763,000	5,803,445
CMO Series 2013-RR4 Class 2A1
05/26/47	2.878%	4,416,994	4,490,241
Series 2012-RR10 Class 2A1
09/26/36	3.269%	10,340,817	10,535,193
Series 2013-RR1 Class 10A1
10/26/36	3.000%	13,314,122	13,037,748
BCAP LLC Trust (b)(c)(g)
03/26/37	4.448%	13,843,681	13,856,417
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (c)(g)
08/27/37	6.000%	2,387,766	2,502,382
Banc of America Funding Corp. CMO Series 2012-R5 Class A (b)(c)(g)
10/03/39	0.447%	6,459,617	6,312,528
Banc of America Funding Trust CMO Series 2012-R4 Class A (b)(c)(g)
03/04/39	0.446%	7,528,936	7,307,904
Baron Capital Enterprises, Inc. (b)(c)(g)
07/26/36	2.611%	7,655,455	7,795,458
Bayview Opportunity Master Fund Trust IIB LP (b)(c)(g)
CMO Series 2012-6NPL Class A
01/28/33	2.981%	5,910,306	5,880,754
Series 2012-4NPL Class A
07/28/32	3.475%	1,674,298	1,676,117
Castle Peak Loan Trust (b)(c)(g)
CMO Series 2012-1A Class A2
05/25/52	8.196%	17,200,000	16,856,000
Castle Peak Loan Trust (c)(g)
CMO Series 2012-1A Class A1
05/25/52	5.000%	9,947,177	9,947,177
Cendant Mortgage Corp. Pass-Through Certificates CMO Series 2003-9 Class 2A1 (b)(c)
11/25/18	4.842%	212,510	212,745
Chase Mortgage Finance Corp. CMO Series 2003-S13 Class A9 (c)
11/25/33	6.000%	610,245	610,761
Citigroup Mortgage Loan Trust, Inc. (b)(c)(g)
CMO Series 2009-10 Class 1A2

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
09/25/33	2.428%	$1,191,958	$1,104,583
CMO Series 2009-11 Class 1A2
02/25/37	2.839%	710,201	641,596
CMO Series 2009-3 Class 4A3
10/25/33	2.501%	1,445,000	1,319,139
CMO Series 2009-9 Class 1A3
04/25/34	5.009%	2,489,441	2,347,480
CMO Series 2010-7 Class 3A4
12/25/35	6.474%	3,000,000	2,973,276
CMO Series 2013-5 Class 3A1
08/25/37	2.724%	10,874,814	11,055,901
Citigroup Mortgage Loan Trust, Inc. (c)(g)
CMO Series 2009-12 Class 1A2
11/25/35	5.750%	603,175	592,800
CMO Series 2009-4 Class 10A2
02/25/36	5.500%	1,871,313	1,825,773
CMO Series 2010-8 Class 5A6
11/25/36	4.000%	10,579,087	10,780,549
Citigroup Mortgage Loan Trust CMO Series 2013-7 Class 1A2 (b)(c)(g)
10/25/35	4.000%	4,896,379	4,765,363
Countrywide Asset-Backed Certificates CMO Series 2005-IM1 Class A2 (b)(c)
11/25/35	0.464%	2,191,298	2,186,792
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2002-31 Class A1 (c)
01/25/33	5.750%	1,495,672	1,532,235
Credit Suisse Mortgage Capital Certificates (b)(c)
CMO Series 2012-6R Class 1A1
11/26/37	5.977%	3,612,136	3,566,641
Credit Suisse Mortgage Capital Certificates (b)(c)(g)
CMO Series 2009-2R Class 1A16
09/26/34	2.629%	20,000,000	19,376,000
CMO Series 2013-2R Class 1A5
05/27/36	4.326%	5,818,000	5,594,333
Series 2012-11 Class 3A2
06/29/47	1.186%	9,499,870	8,570,669
Credit Suisse Mortgage Capital Certificates (c)(g)
CMO Series 2009-12R Class 11A1
08/27/37	6.000%	3,745,576	3,884,047
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	5,000,000	4,900,430
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	5,000,000	4,962,625
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (c)
04/25/33	5.500%	629,765	634,476
GCAT Series 2013-RP1 Class A1 (b)(c)(g)
06/25/18	3.500%	4,943,067	4,838,027
JPMorgan Resecuritization Trust CMO Series 2009-3 Class 1A2 (b)(c)(g)
02/26/35	2.625%	1,449,242	986,825

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Jefferies & Co., Inc. CMO Series 2010-R4 Class 2A2 (c)(g)
10/26/35	5.500%	$2,727,362	$2,780,964
Morgan Stanley Re-Remic Trust CMO Series 2010-R6 Class 1A (b)(c)(g)
02/26/37	2.625%	13,047,948	13,227,534
NRPL Trust Series 2013-1A Class A (b)(c)(g)
08/25/57	4.000%	15,922,717	15,843,104
PennyMac Loan Trust Series 2012-NPL1 Class A (b)(c)(g)
05/28/52	3.422%	4,372,873	4,322,282
RBSSP Resecuritization Trust (b)(c)(g)
CMO Series 2009-12 Class 9A1
03/25/36	2.794%	3,205,855	3,182,433
CMO Series 2010-9 Class 5A1
10/26/35	2.440%	5,685,321	5,820,472
CMO Series 2012-1 Class 5A2
12/27/35	5.435%	5,534,879	5,419,184
CMO Series 2012-5 Class 2A1
10/26/36	5.750%	7,455,621	7,404,363
RBSSP Resecuritization Trust (c)(g)
CMO Series 2009-1 Class 4A1
10/26/35	5.500%	34,597	34,626
Shellpoint Asset Funding Trust CMO Series 2013-1 Class A1 (b)(c)(g)
07/25/43	3.750%	4,787,044	4,650,924
WaMu Mortgage Pass-Through Certificates CMO Series 2004-AR3 Class A2 (b)(c)
06/25/34	2.457%	7,960,918	7,997,164
Wells Fargo Mortgage-Backed Securities Trust (b)(c)
CMO Series 2004-Q Class 1A2
09/25/34	2.620%	1,981,577	1,996,120
Wells Fargo Mortgage-Backed Securities Trust (c)
CMO Series 2005-12 Class 1A3
11/25/35	5.500%	333,256	331,887
CMO Series 2005-18 Class 2A6
01/25/36	5.500%	626,165	622,056
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $321,273,064)			$340,836,216

Commercial Mortgage-Backed Securities - Agency 0.8%
Federal National Mortgage Association (c)
05/01/24	5.030%	3,443,072	3,747,768
10/01/19	4.430%	4,753,361	5,168,569
10/01/19	4.420%	4,188,087	4,552,044
01/01/20	4.570%	1,070,356	1,170,217

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
01/01/20	4.600%	$1,761,324	$1,927,928
Total Commercial Mortgage-Backed Securities - Agency (Cost: $15,186,048)			$16,566,526

Commercial Mortgage-Backed Securities - Non-Agency 1.3%
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO (b)(c)(d)
12/15/30	1.045%	630,222	10,582
Morgan Stanley Capital I, Inc. Series 2003-IQ6 Class A4 (c)
12/15/41	4.970%	710,254	713,239
Motel 6 Trust Series 2012-MTL6 Class A1 (c)(g)
10/05/25	1.500%	6,673,304	6,572,219
ORES NPL LLC (c)(g)
Series 2012-LV1 Class A
09/25/44	4.000%	2,762,755	2,761,691
Series 2013-LV2 Class A
09/25/25	3.081%	5,000,000	5,000,155
RIAL (c)(g)
06/20/28	2.500%	5,215,046	5,215,046
S2 Hospitality LLC Series 2012-LV1 Class A (c)(g)
04/15/25	4.500%	2,156,670	2,153,504
SMA 1 LLC Series 2012-LV1 Class A (c)(g)
08/20/25	3.500%	3,913,491	3,933,915
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $26,599,774)			$26,360,351

Asset-Backed Securities - Non-Agency 3.4%
Carlyle Global Market Strategies Series 2013-1A Class B (b)(g)
02/14/25	3.365%	6,300,000	6,222,157
Castle Peak Loan Trust CMO Series 2011-1 Class 1A (g)
06/25/49	7.125%	3,871,860	3,871,860
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1 (b)(g)
04/26/37	0.320%	364,489	362,072
Exeter Automobile Receivables Trust Series 2012-2A Class B (g)
12/15/17	2.220%	3,050,000	3,052,449
MASTR Asset-Backed Securities Trust Series 2005-FRE1 Class A4 (b)
10/25/35	0.434%	128,967	126,746

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Morgan Stanley Resecuritization Trust Series 2013-BSFC Class A (b)(g)(h)
07/06/38	2.685%	$9,924,378	$9,676,269
Nomad CLO Ltd. Series 2013-1A Class B (b)(g)
01/15/25	3.218%	10,000,000	9,725,600
RAAC Series Series 2006-RP2 Class A (b)(g)
02/25/37	0.434%	5,770,528	5,526,510
SpringCastle America Funding LLC Series 2013-1A Class A (g)
04/03/21	3.750%	32,825,145	32,334,789
Total Asset-Backed Securities - Non-Agency (Cost: $71,713,489)			$70,898,452

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 1.6%
Put - OTC 2-Year Interest Rate Swap(i)	1	2.10	11/28/14	407,698
Put - OTC 2-Year Interest Rate Swap(i)	1	2.50	11/26/15	424,610
Put - OTC 3-Year Interest Rate Swap(i)	1	2.25	03/06/15	2,098,110
Put - OTC 3-Year Interest Rate Swap(i)	1	2.25	11/02/15	12,860,000
Put - OTC 5-Year Interest Rate Swap(i)	1	3.00	05/17/17	6,029,570
Put - OTC 5-Year Interest Rate Swap(i)	1	2.75	05/31/17	10,231,830

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts (continued)
Put - OTC 5-Year Interest Rate Swap(i)	1	4.00	08/17/17	$1,938,635
Total Options Purchased Puts (Cost: $18,436,200)				$33,990,453

Issuer	Coupon Rate		Principal Amount	Value

Repurchase Agreements 2.4%
Brokerage 2.4%
TD Securities (USA) LLC dated 08/30/13, matures 09/03/13 repurchase price $50,000,167 (collateralized by various U.S. Treasury and/or Agency securities - total market value of $51,000,001)
09/03/13	0.030%		50,000,000	50,000,000
Total Repurchase Agreements (Cost: $50,000,000)				$50,000,000

			Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.097% (j)(k)			24,122,428	24,122,428
Total Money Market Funds (Cost: $24,122,428)				$24,122,428
Total Investments
(Cost: $2,646,847,061) (l)				$2,653,041,028(m)
Other Assets & Liabilities, Net				(576,995,588)
Net Assets				$2,076,045,440

Investments in Derivatives
Futures Contracts Outstanding at August 31, 2013

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 2-year	(2,370)	(520,807,500)	December 2013	—	(225,743)
U.S. Treasury Note, 5-year	(2,575)	(308,175,202)	December 2013	—	(345,861)
U.S. Treasury Note, 10-year	118	14,665,188	December 2013	10,886	—
Total				10,886	(571,604)

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at August 31, 2013:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
09/01/43 4.000%	58,000,000	09/12/13	60,084,375	59,912,190
09/01/43 5.000%	50,000,000	09/12/13	53,835,938	53,765,625

(b)	Variable rate security.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

At August 31, 2013, investments in securities included securities valued at $4,128,603 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, the value of these securities amounted to $417,553,575 or 20.11% of net assets.

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2013, the value of these securities amounted to $9,676,269, which represents 0.47% of net assets.

(i)

At August 31, 2013, securities and cash totaling $33,424,179 were received from the broker as collateral to cover purchased swaption contracts. Purchased swaption contracts outstanding at August 31, 2013:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 2-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.100	November 2, 2016	92,000,000	1,205,200	407,698
Put - OTC 2-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.500	January 28, 2017	100,000,000	657,500	424,610
Put - OTC 3-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.250	March 10, 2018	150,000,000	2,321,250	2,098,110
Put - OTC 3-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	November 4, 2018	500,000,000	4,745,000	12,860,000
Put - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	3.000	May 17, 2022	100,000,000	3,516,000	6,029,570
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.750	June 2, 2022	150,000,000	4,890,000	10,231,830
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	4.000	August 21, 2022	50,000,000	1,101,250	1,938,635
Total							18,436,200	33,990,453

(j)	The rate shown is the seven-day current annualized yield at August 31, 2013.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,704,680	225,527,293	(215,109,545)	24,122,428	3,588	24,122,428

(l)

At August 31, 2013, the cost of securities for federal income tax purposes was approximately $2,646,847,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$63,827,000
Unrealized Depreciation	(57,633,000)
Net Unrealized Appreciation	$6,194,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Agency	—	2,090,266,602	—	2,090,266,602
Residential Mortgage-Backed Securities - Non-Agency	—	241,693,853	99,142,363	340,836,216
Commercial Mortgage-Backed Securities - Agency	—	16,566,526	—	16,566,526
Commercial Mortgage-Backed Securities - Non-Agency	—	26,360,351	—	26,360,351
Asset-Backed Securities - Non-Agency	—	57,350,323	13,548,129	70,898,452
Total Bonds	—	2,432,237,655	112,690,492	2,544,928,147
Other
Options Purchased Puts	—	33,990,453	—	33,990,453
Total Other	—	33,990,453	—	33,990,453
Short-Term Securities
Repurchase Agreements	—	50,000,000	—	50,000,000
Total Short-Term Securities	—	50,000,000	—	50,000,000
Mutual Funds
Money Market Funds	24,122,428	—	—	24,122,428
Total Mutual Funds	24,122,428	—	—	24,122,428
Investments in Securities	24,122,428	2,516,228,108	112,690,492	2,653,041,028
Forward Sale Commitments Liability	—	(113,677,815)	—	(113,677,815)
Derivatives
Assets
Futures Contracts	10,886	—	—	10,886
Liabilities
Futures Contracts	(571,604)	—	—	(571,604)
Total	23,561,710	2,402,550,293	112,690,492	2,538,802,495

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage-Backed Securities - Agency ($)	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non- Agency ($)	Total ($)
Balance as of May 31, 2013	2,553,980	179,575,183	6,000,000	21,000,966	209,130,129
Accrued discounts/premiums	—	(3,988)	—	(1,383)	(5,371)
Realized gain (loss)	—	110,043	—	10,333	120,376
Change in unrealized appreciation (depreciation)(a)	—	(843,008)	—	1,383	(841,625)
Sales	—	(48,324,058)	—	(1,151,986)	(49,476,044)
Purchases	—	(2,618,119)	—	10,079,255	7,461,136
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(2,553,980)	(28,753,690)	(6,000,000)	(16,390,439)	(53,698,109)
Balance as of August 31, 2013	—	99,142,363	—	13,548,129	112,690,492

(a) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2013 was $(691,638), which is comprised of Residential Mortgage-Backed Securities - Non-Agency of $(693,021) and Asset-Backed Securities - Non-Agency of $1,383.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed and asset backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, August 31, 2013.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 23, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 23, 2013